SEMI-ANNUAL REPORT AS OF
FEBRUARY 28, 1998


SEI TAX EXEMPT
TRUST



================================================================================
Tax Free Portfolio
================================================================================
California Tax Exempt Portfolio
================================================================================
Institutional Tax Free Portfolio
================================================================================
Pennsylvania Tax Free Portfolio
================================================================================
Intermediate-Term Municipal Portfolio
================================================================================
Pennsylvania Municipal Portfolio
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[LOGO OMITTED}
SEI INVESTMENTS
THE ART OF PEOPLE.
THE SCIENCE OF RESULTS.

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TABLE OF CONTENTS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS......................     2
STATEMENT OF ASSETS AND LIABILITIES..................................    49
STATEMENT OF OPERATIONS..............................................    50
STATEMENT OF CHANGES IN NET ASSETS...................................    52
FINANCIAL HIGHLIGHTS.................................................    54
NOTES TO FINANCIAL STATEMENTS........................................    57

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)

TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.4%
ALABAMA -- 0.2%
   Tuscaloosa County, Industrial
     Development Authority, Field
     Container Corporation Project,
     RB (A) (B) (C)
     3.400%,  03/06/98                $  850      $    850
                                                  --------
ARIZONA -- 1.4%
   Chandler County, Industrial
     Development Authority,
     Parsons Municipal Service
     Project (A) (B) (C)
     3.450%,  03/06/98                 4,900         4,900
   Tuscon Industrial Development
     Authority, Tuscon City
     Center Parking Project,
     Ser A, RB (A) (B) (C)
     3.475%,  03/06/98                 2,625         2,625
                                                  --------
                                                     7,525
                                                  --------
CALIFORNIA -- 7.1%
   Alameda County, TRAN
     4.500%,  07/22/98                 5,000         5,011
   California State, Transportation
     Finance Authority,
     RB, FSA (A) (B)
     3.200%,  03/06/98                20,000        20,000
   Higher Education Loan Authority,
     Student Loan,
     RB (A) (B) (C)
     4.000%,  07/01/98                 2,500         2,500
   Higher Education Loan Authority,
     Student Loan,
     Ser D-1, RB (A) (B) (C)
     3.800%,  08/01/98                 1,600         1,600
   Los Angeles, Community
     Redevelopment Authority,
     Tax Allocation Central Business
     District I Project
     5.000%,  11/15/98                 3,000         3,023
   Yolo County, TRAN
     4.500%,  07/02/98                 6,760         6,774
                                                  --------
                                                    38,908
                                                  --------
COLORADO -- 1.8%
   Denver City & County, Multi-Family
     Housing Authority, Ogden
     Residence Project, Ser 85-B,
     RB (A) (B) (C)
     3.800%,  03/02/98                   395           395

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Fraser Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.900%,  06/01/98               $ 1,405      $  1,405
   Housing Finance Authority,
     Multi-Family Housing,
     Cambray Park Project,
     RB (A) (B) (C)
     3.550%,  03/06/98                 2,900         2,900
   Housing Finance Authority,
     Multi-Family Housing,
     Grants Plaza Project,
     Ser A, RB (A) (B) (C)
     3.475%,  03/06/98                 1,500         1,500
   Housing Finance Authority,
     Multi-Family Housing,
     Woodstream Project,
     RB (A) (B) (C)
     3.550%,  03/06/98                 2,500         2,500
   Panorama Metropolitan
     District, Ser B, RB (A) (B) (C)
     4.000%,  06/01/98                 1,000         1,000
                                                  --------
                                                     9,700
                                                  --------
FLORIDA -- 4.8%
   Boca Raton, Industrial Development
     Authority, Parking Garage
     Project, Ser 84-A, RB (A) (B) (C)
     3.725%,  03/06/98                 3,125         3,125
   Escambia County, Pollution Control
     Revenue Authority, Gulf
     Power Project (A) (B)
     3.900%,  03/02/98                 1,100         1,100
   Florida State Gulf Coast University,
     COP (A) (B) (C)
     3.400%,  03/06/98                 1,600         1,600
   Highlands County, Health Facilities
     Authority Revenue, Adventist/
     Sunbelt Project Ser A, RB (A) (B) (C)
     3.400%,  03/06/98                 5,010         5,010
   Housing Finance Agency, Multi-
     Family Housing Lakeside Project,
     RB (A) (B) (C)
     3.475%,  03/06/98                   700           700
   Lee County, Industrial Development
     Authority, Christian & Missionary
     Project, RB (A) (B) (C)
     3.475%,  03/06/98                 2,065         2,065
   Orange County, Education Facilities
     Authority, Rollins College Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                 2,100         2,100


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Orange County, Industrial
     Development Authority,
     University of Central Florida
     Foundation Project, Ser A,
     RB (A) (B) (C)
     3.500%,  03/06/98               $ 1,000      $  1,000
   Palm Beach County, Jewish
     Community Campus
     Corporation Project, RB,
     AMBAC (A) (B)
     3.300%,  03/06/98                 4,100         4,100
   Pasco County, School Board
     Authority, COP, AMBAC (A) (B)
     3.400%,  03/06/98                 3,000         3,000
   Pasco County, Housing Facility
     Authority, Multi-Family Housing
     Revenue, Carlton Arms Magnolia
     Project, RB (A) (B) (C)
     3.475%,  03/06/98                 1,000         1,000
   Sarasota, Educational Facilities
     Revenue, Ringling School of Art
     & Design Project, RB, (A) (B) (C)
     3.500%,  03/06/98                 1,500         1,500
                                                  --------
                                                    26,300
                                                  --------
GEORGIA -- 9.8%
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                 6,500         6,500
   Clayton County, Multi-Family
     Housing Authority, Rivers Edge
     Project, RB (A) (B) (C)
     3.450%,  03/06/98                 2,400         2,400
   Cobb County, Multi-Family Housing
     Authority, Post Bridge
     Project, RB (A) (B)
     3.550%,  03/06/98                 1,000         1,000
   Conyers-Rockdale-Big Haynes,
     Impoundment Authority, RB
     4.000%,  12/01/98                 3,000         3,010
   DeKalb County, Development
     Authority, Dart
     Container Project,
     RB (A) (B) (C)
     3.750%,  03/06/98                 1,000         1,000
   Floyd County, Pollution Control
     Authority, Georgia Power Plant
     Company Hammond Project,
     RB (A) (B) (C)
     3.900%,  03/02/98                 3,780         3,780

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Fulton County, Development
     Authority, Robert W. Woodruff
     Arts Center Project,
     RB (A) (B) (C)
     3.500%,  03/06/98               $ 3,500      $  3,500
   Gordon Industrial Development
     Authority, Federal Paper Board
     Incorporated Project, Ser 92,
     RB (A) (B) (C)
     3.400%,  03/06/98                 2,000         2,000
   Gwinnet County, Development
     Authority, Providence Christian
     Project, RB (A) (B) (C)
     3.450%,  03/06/98                 6,400         6,400
   Gwinnett County, Multi-Family
     Housing Authority, Post Corners
     Project, RB (A) (B)
     3.183%,  03/06/98                 5,000         5,000
   Macon-Bibb County, Hospital
     Authority, Medical Center
     of Central Georgia Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                 9,000         9,000
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project, RB (A) (B)
     3.950%,  07/15/98                 2,500         2,502
   Monroe County, Pollution Control
     Authority, Power Plant Project,
     Ser 1, RB (A) (B)
     3.900%,  03/02/98                 2,300         2,300
   Newton Industrial Development
     Authority, H.B. Fuller Project,
     Ser 84, RB (A) (B) (C)
     3.500%,  03/06/98                 3,100         3,100
   Richmond County, Industrial
     Development Authority, Federal
     Paper Board Project, Ser 92,
     RB (A) (B) (C)
     3.400%,  03/06/98                 1,000         1,000
   Whitfield County, Residential Care
     Facility Authority, Royal Oaks
     Senior Living Community Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                 1,000         1,000
                                                  --------
                                                    53,492
                                                  --------
HAWAII -- 0.2%
   Hawaii State, Ser BI, GO
     5.600%,  03/01/98                 1,000         1,000
                                                  --------
ILLINOIS -- 9.7%
   Cook County, Ser C, GO, FGIC
     5.000%,  11/15/98                 1,220         1,232

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)



TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Cook County, Catholic
     Charities Project, Ser A-1,
     RB (A) (B) (C)
     3.400%,  03/06/98               $ 3,700      $  3,700
   East Peoria, Multi-Family Housing,
     Radnor East Project,
     RB (A) (B) (C)
     3.600%,  03/06/98                 1,585         1,585
   Illinois Development Financing
     Authority, Dart Container Project,
     RB (A) (B) (C)
     3.782%,  03/06/98                 1,300         1,300
   Illinois Health Facilities Authority,
     Advocate Healthcare
     Network Project, Ser B, RB (A) (B)
     3.450%,  03/06/98                19,200        19,200
   Illinois State Educational Facilities
     Authority, Field Museum of
     National History Project,
     RB (A) (B) (C)
     3.350%,  03/06/98                 2,000         2,000
   Illinois State Financial Authority,
     Loyola Academy Project, Ser A,
     RB (A) (B) (C)
     3.350%,  03/06/98                 3,600         3,600
   Illinois State Health Facility
     Authority, Center
     Health & Community Project,
     Ser B, RB (A) (B) (C)
     3.400%,  03/06/98                 1,125         1,125
   Kane County, School District
     No. 131, Aurora East Side, TAW
     4.150%,  09/30/98                 1,000         1,002
   Mundelein, Industrial Development
     Authority, 1200 Town Line
     Road Project, RB (A) (B) (C)
     3.350%,  03/06/98                 1,000         1,000
   Peoria Economic Development
     Authority, North Point Shopping
     Center Project, RB (A) (B) (C)
     3.900%,  06/01/98                 2,200         2,200
   Skokie Industrial Development
     Authority, Fashion Square Project,
     RB (A) (B) (C)
     3.725%,  03/06/98                 4,350         4,350
   St. Clair County, Industrial Building
     Authority, Winchester Apartments
     Project, Ser 94,
     RB (A) (B)
     3.700%,  03/06/98                 3,000         3,000

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   State Development Finance
     Authority, Catholic Charities
     Project, Ser B,
     RB (A) (B) (C)
     3.400%,  03/06/98               $ 7,655      $  7,655
                                                  --------
                                                    52,949
                                                  --------
INDIANA -- 9.1%
   Carmel Clay, TAW
     4.100%,  12/31/98                 4,200         4,207
   Concord, Community Schools
     Project, TAW
     4.150%,  12/31/98                 1,100         1,101
   Gary, Environmental Improvement
     Authority, US Steel Corporation
     Project, RB (A) (B) (C)
     3.450%,  03/15/98                 9,800         9,800
   Hammond, Local Public
     Improvement Board, Advance
     Funding Project Notes, Ser A-2
     4.300%,  01/07/99                 2,500         2,510
   Indiana Development Finance
     Authority, Industrial Development
     Revenue, Goodwill Industries
     Center Project, RB (A) (B) (C)
     3.450%,  03/06/98                 1,300         1,300
   Indiana Health Facilities Finance
     Authority, Lutherwood Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                   900           900
   East Allen County, Indiana
     School, TAW
     3.800%,  12/31/98                 2,600         2,602
   Kankakee Valley, Indiana School
     Building Corporation Project, TAN
     3.900%,  12/31/98                 2,634         2,637
   Southwest Allen County,
     Metropolitan School
     District, TAW
     4.000%,  12/31/98                 3,000         3,007
   Lawrence Township, Metropolitan
     School District, TAW
     3.800%,  12/31/98                 2,250         2,252
   Michigan City, Indiana Area
     School, TAW
     4.250%,  06/30/98                 1,400         1,402
     4.250%,  12/31/98                 1,400         1,403
   Muncie, Community Schools,
     Temporary Loan Warrants
     4.000%,  12/31/98                 1,500         1,503
   Portage Township, Indiana
     School Project, TAN
     4.150%,  12/31/98                 1,000         1,004


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
4

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Portage, Economic Development
     Authority, RB (A) (B) (C)
     3.550%,  03/06/98                $  655      $    655
   Residential Apartments, 1 Portfolio
     Certificate Trust, Ser 96A,
     RB (A) (B) (C)
     3.550%,  03/06/98                 3,850         3,850
   Richmond, Community
     School, TAW
     4.100%,  12/31/98                 1,525         1,529
   Whitley County, TAN
     4.000%,  12/31/98                 2,260         2,264
   Vincennes, Indiana University
     Student Fee, Ser E, RB, AMBAC
     3.800%,  06/01/98                 1,650         1,650
   Washington Township, Metropolitan
     School District of Marion County,
     Temporary Loan Warrants
     4.000%,  06/30/98                 4,000         4,005
                                                  --------
                                                    49,581
                                                  --------
IOWA -- 1.4%
   Chillicothe, Pollution Control
     Authority, Electric Light
     and Power Project,
     RB (A) (B)
     3.400%,  03/06/98                 5,300         5,300
   Davenport County, TAW
     4.375%,  07/01/98                 1,500         1,502
   Higher Education Loan Authority,
     Palmer Chiropractic Foundation
     Project, RB (A) (B) (C)
     3.900%,  03/02/98                   895           895
                                                  --------
                                                     7,697
                                                  --------
KANSAS -- 0.3%
   Manhattan, Ser 2, TAN
     3.750%,  01/15/99                 1,230         1,229
   Salina, Central Mall Dillard,
     Ser 84, RB (A) (B) (C)
     3.600%,  03/06/98                   495           495
                                                  --------
                                                     1,724
                                                  --------
KENTUCKY -- 1.9%
   Jefferson County, Industrial
     Development Authority,
     BelKnap Project,
     RB  (A) (B) (C)
     3.700%,  03/06/98                 1,282         1,282
   Kentucky State Infrastructure
     Authority, RB (A) (B) (C)
     3.500%,  03/06/98                 5,000         5,000

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Kentucky State Interlocal School
     Transportation Association,
     TRAN
     4.090%,  06/30/98               $ 4,000      $  4,003
                                                  --------
                                                    10,285
                                                  --------
LOUISIANA -- 0.8%
   Lake Charles, Harbor & Terminal
     District Authority, Reynolds
     Metals Project, RB (A) (B) (C)
     3.450%,  03/06/98                 1,000         1,000
   Public Facilities Authority,
     Willis-Knighton Medical Center
     Project, RB, AMBAC (A) (B)
     3.500%,  03/06/98                 3,200         3,200
                                                  --------
                                                     4,200
                                                  --------
MAINE -- 0.3%
   Health & Higher Educational
     Facilities Authority,
     New England Project, Ser E,
     RB, AMBAC (A) (B)
     3.400%,  03/06/98                 1,500         1,500
                                                  --------
MARYLAND -- 1.0%
   Baltimore County, Consolidated
     Public Improvements
     Project, GO
     6.600%,  04/01/98                 2,000         2,005
   Health & Higher Education
     Facilities Authority, Greater
     Baltimore Medical Center,
     RB (A) (B)
     3.500%,  03/06/98                 2,000         2,000
   Howard County, Multi-Family
     Housing Authority, Sherwood
     Crossing Project,
     RB (A) (B)
     3.750%,  06/01/98                 1,500         1,500
                                                  --------
                                                     5,505
                                                  --------
MASSACHUSETTS -- 0.8%
   Brockton County, RAN
     4.500%,  06/30/98                 1,500         1,502
   Clinton, GO
     4.250%,  11/20/98                 2,025         2,032
   New England, Student Loan
     Authority, Ser G, RB
     4.700%,  08/01/98                 1,000         1,004
                                                  --------
                                                     4,538
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN -- 1.4%
   Ingram County, Economic
     Development Authority, Martin
     Luther Memorial Home Project,
     RB (A) (B) (C)
     3.400%,  03/06/98               $ 3,900      $  3,900
   Michigan State, Strategic
     Obligation Authority,
     Community Care Properties
     Project, (A) (B) (C)
     3.550%,  03/06/98                 1,000         1,000
   Sterling Heights Economic
     Development Authority, Sterling
     Shopping Center Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                 2,600         2,600
                                                  --------
                                                     7,500
                                                  --------
MINNESOTA -- 1.9%
   Burnsville, Multi-Family Housing
     Authority, Ser A, (A) (B)
     3.450%,  03/06/98                 5,000         5,000
   Eagan County, Yankee Square Inn
     Project, RB (A) (B) (C)
     3.550%,  03/06/98                   925           925
   Minneapolis, Convention Center
     Sales Tax, Ser A,
     RB (A) (B) (C)
     3.450%,  03/06/98                 3,500         3,500
   St. Paul, Housing & Redevelopment
     Authority, Ser G, RB (A) (B) (C)
     3.400%,  03/06/98                   800           800
                                                  --------
                                                    10,225
                                                  --------
MISSISSIPPI -- 1.1%
   Flowood, Multi-Family Housing
     Authority, Reflections Pointe
     Project, RB (A) (B) (C)
     3.450%,  03/06/98                 5,880         5,880
                                                  --------
MISSOURI -- 0.1%
   Jackson County, Industrial
     Development Recreational
     Authority, YMCA Greater Kansas
     City Project, Ser A (A) (B) (C)
     3.950%,  03/02/98                   800           800
                                                  --------
NEVADA -- 1.6%
   Henderson Public Improvement
     Trust, Multi-Family Housing
     Authority, Pueblo Verde I & II-B
     Apartment Project, RB (A) (B) (C)
     3.550%,  03/06/98                 8,765         8,765
                                                  --------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 0.9%
   New Hampshire Education & Health
     Facilities Authority, Dartmouth
     Education Loan Project, RB (A) (B)
     3.950%,  06/01/98               $ 1,215      $  1,215
   New Hampshire Higher Education
     & Health Facility Authority,
     Dartmouth Education Loan Project,
     RB (A) (B)
     3.950%,  06/01/98                 1,520         1,520
   New Hampshire Higher Education
     & Health Facility Authority,
     Alice Peck Day Lifecare
     Project, RB (A) (B) (C)
     3.400%,  03/06/98                 1,000         1,000
   Strafford County, TAN
     3.920%,  12/31/98                 1,300         1,301
                                                  --------
                                                     5,036
                                                  --------
NEW JERSEY -- 0.6%
   Economic Development Authority,
     Industrial and Economic,
     Carolina Freight Project,
     RB (A) (B) (C)
     3.550%,  03/06/98                 1,440         1,440
   Flemington, BAN
     4.250%,  08/27/98                 1,167         1,168
   New Jersey Economic Development
     Authority, Cincinnati Gear
     Company Project, RB (A) (B) (C)
     4.000%,  04/01/98                   520           520
                                                  --------
                                                     3,128
                                                  --------
NEW MEXICO -- 1.5%
   Albuquerque Industrial Development
     Authority, Plastech Project,
     Ser 94-B,RB (A) (B) (C)
     3.550%,  03/06/98                 2,005         2,005
   Albuquerque, Gross Receipts Tax
     Project, RB (A) (B) (C)
     3.400%,  03/06/98                 1,000         1,000
   Finance Authority, Administration
     Fee Trims Project, Ser A,
     RB (A) (B) (C)
     3.400%,  03/06/98                 5,000         5,000
                                                  --------
                                                     8,005
                                                  --------
NEW YORK -- 4.4%
   Freeport School District, TAN
     4.250%,  06/29/98                 2,000         2,001
   Lindenhurst Unified Free School
     District Project, TAN
     4.250%,  06/24/98                 2,500         2,502


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
6

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Nassau County, Ser A, RAN
     4.250%,  03/10/98               $ 3,800      $  3,800
   North Hempstead, Ser C, BAN
     4.500%,  05/06/98                 7,000         7,004
   North Hempstead, Ser D, BAN
     4.100%,  08/07/98                 2,730         2,731
   Roosevelt, Free School
     District, TAN
     4.500%,  06/30/98                 2,000         2,002
   Saratoga County, Shenendehowa
     Central School District, RAN
     4.100%,  06/17/98                 2,000         2,001
   Saint Lawrence & Lewis County,
     Board Cooperative Educational
     Services, Sole Supervisory
     District Authority, RAN
     4.375%,  06/26/98                 1,600         1,602
   Utica, City School
     District, RAN
     4.000%,  06/30/98                   500           501
                                                  --------
                                                    24,144
                                                  --------
NORTH CAROLINA -- 0.2%
   Beaufort Industrial Facility, Pollution
     Control Authority, Texas Gulf
     Corporation Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                   875           875
                                                  --------
NORTH DAKOTA -- 0.4%
   Fargo Commercial Development
     Authority, Cass Oil Project,
     RB (A) (B) (C)
     3.550%,  03/06/98                 2,500         2,500
                                                  --------
OHIO -- 4.8%
   Butler County, Hospital Facility
     Authority, Middletown Regional
     Hospital Project, Ser A,
     RB (A) (B) (C)
     3.600%,  03/06/98                 2,000         2,000
   Cincinnati & Hamilton County
     Port Authority, CEI Realty
     Project, RB (A) (B) (C)
     3.700%,  03/02/98                   295           295
   Crawford County, BAN
     4.000%,  02/12/99                 1,500         1,503
   Cuyahoga County, Hospital
     Authority, Cleveland Clinic
     Project, Ser A, RB (A) (B)
     3.400%,  03/06/98                 5,100         5,100
   Highland County, Industrial
     Development Authority,
     Lancaster Colony Corporation
     Project, RB (A) (B) (C)
     3.800%,  03/01/98                   900           900

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Lima Hospital, Refunding and
     Improvement Authority, Lima
     Memorial Hospital Project,
     RB (A) (B) (C)
     3.450%,  03/06/98               $ 2,000      $  2,000
   Montgomery County, Economic
     Development Authority, Wayne
     Town Center Project,
     RB (A) (B) (C)
     3.800%,  04/01/98                 1,005         1,005
   Northwest Ohio, Local School
     District, BAN
     4.840%,  06/17/98                 2,200         2,207
   Ohio State, Air Quality Development
     Authority, Ohio Edison Project,
     Ser A, RB (A) (B) (C)
     4.350%,  08/01/98                 2,000         2,005
   Ohio State, Water Development
     Authority, Pollution Control
     Revenue, Philip Morris Company
     Project, RB (A) (B)
     3.500%,  03/06/98                 7,000         7,000
   Summit County, Industrial
     Development Authority,
     Arlington Plaza Project,
     RB (A) (B) (C)
     3.750%,  03/01/98                 2,175         2,175
                                                  --------
                                                    26,190
                                                  --------
OKLAHOMA -- 2.1%
   Bartlesville Development
     Authority, Heritage Villa
     Nursing Center,
     RB (A) (B) (C)
     3.500%,  03/06/98                 3,000         3,000
   Lawton, Water Authority Sales
     Tax & Utility Systems Project,
     RB, AMBAC
     5.375%,  07/01/98                 1,650         1,659
   Oklahoma City, GO
     4.850%,  08/01/98                 1,500         1,507
   Tulsa City, Industrial Health Care
     Authority, Laureate Psychiatric
     Project, RB (A) (B)
     3.900%,  06/15/98                 3,500         3,500
   Tulsa Parking Authority,
     Refunding First Mortgage
     Williams Project 84, Ser A,
     RB (A) (B) (C)
     3.800%,  05/15/98                 2,140         2,140
                                                  --------
                                                    11,806
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)



TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
OREGON -- 0.4%
   Oregon State, Department of
     General Services, Ser E,
     COP, AMBAC
     6.600%,  09/01/98                $  500      $    507
   Portland, Multi-Family Housing
     Authority, University Park
     Apartments Project,
     RB (A) (B) (C)
     3.350%,  03/06/98                   500           500
   Portland, Multi-Family Housing
     Authority, South Park
     Block Project, Ser A,
     RB (A) (B) (C)
     3.450%,  03/06/98                 1,200         1,200
                                                  --------
                                                     2,207
                                                  --------
PENNSYLVANIA -- 14.5%
   Allegheny County, Hospital
     Development Authority,
     Children's Hospital of Pittsburgh
     Project, Ser B, MBIA (A) (B) (C)
     3.300%,  03/06/98                   500           500
   Blair County, Hospital Authority,
     First Mortgage-Mercy
     Hospital Project
     8.125%,  02/01/14                 1,250         1,323
   Bradford County, Industrial
     Development Authority,
     Guthrie Project,
     RB (A) (B) (C)
     3.700%,  03/06/98                 1,600         1,600
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Parkay Center
     West Project, Ser A (A) (B) (C)
     3.450%,  03/06/98                   685           685
   Chester County, Health & Education
     Facilities Authority, Barclay
     Friends Project, Ser A,
     RB (A) (B) (C)
     3.400%,  03/06/98                 3,050         3,050
   Clarion County, Industrial
     Development Authority,
     Meritcare Project,
     Ser A (A) (B) (C)
     3.450%,  03/06/98                   900           900
   Dauphin County, General Hospital
     Authority, Reading Hospital and
     Medical Center Project, Ser A,
     RB (A) (B)
     3.400%,  03/06/98                 1,500         1,500

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Dauphin County,
     General Authority, Allhealth
     Pooled Finance Program,
     Ser B, RB (A) (B)
     3.450%,  03/06/98               $10,000      $ 10,000
   Dauphin County,
     General Authority, Education &
     Health Loan Program,
     RB, AMBAC (A) (B)
     3.460%,  03/06/98                 4,000         4,000
   Dauphin County,
     General Authority, School
     District Pooled Finance
     Program II, RB, AMBAC (A) (B)
     3.550%,  03/06/98                10,600        10,600
   Emmaus General Authority,
     RB (A) (B)
     3.400%,  03/06/98                 4,200         4,200
   Erie County, Hospital Authority,
     Union City Memorial
     Hospital Project, RB (A) (B) (C)
     3.450%,  03/06/98                 2,000         2,000
   Higher Education Facility Authority,
     Allegheny College Project,
     RB (A) (B) (C)
     3.400%,  03/06/98                 2,300         2,300
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project,
     RB (A) (B) (C)
     3.560%,  03/06/98                 1,835         1,835
   Lebanon County, Health Facility
     Center Authority, United
     Church Christ Homes
     Project, RB (A) (B) (C)
     3.450%,  03/06/98                 1,800         1,800
   Montgomery County Higher
     Education & Health Authority,
     Ser 96-A, RB (A) (B) (C)
     3.450%,  03/06/98                13,150        13,150
   Montgomery County, Higher
     Education & Health Authority,
     Holy Redeemer Hospital Project,
     RB, AMBAC (A) (B)
     3.350%,  03/06/98                   100           100
   Montgomery County, Industrial
     Development Authority, Ikea
     Property Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                 4,900         4,900


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
8

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Moon Township Industrial
     Development Revenue, Executive
     Office Project, Ser 91-A,
     RB (A) (B) (C)
     3.450%,  03/06/98               $ 2,400      $  2,400
   Northumberland County
     Industrial Development Authority,
     Atlas Development Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                 1,630         1,630
   Philadelphia Industrial Development
     Authority, Inglis House Project,
     RB (A) (B) (C)
     3.450%,  03/02/98                 7,000         7,000
   Philadelphia School District
     Authority, TRAN (C)
     4.500%,  06/30/98                 1,400         1,403
   Sayre Health Care Facilities
     Authority, Capital Financing
     Project, Ser K,
     RB, AMBAC (A) (B)
     3.350%,  03/06/98                   600           600
   Scranton-Lackawana, Health &
     Welfare Authority, University of
     Scranton Project,
     RB (A) (B) (C)
     3.900%,  05/01/98                   560           560
    Washington County, Lease Revenue
     Authority, RB (A) (B) (C)
     3.400%,  03/06/98                 1,300         1,300
                                                  --------
                                                    79,336
                                                  --------
 RHODE ISLAND -- 0.8%
   Cranston, BAN
     4.550%,  06/15/98                 3,192         3,197
   Rhode Island State, Resource
     Recovery Corporation, Landfill
     Lease Project, Ser A, RB
     4.250%,  07/31/98                 1,000         1,002
                                                  --------
                                                     4,199
                                                  --------
SOUTH CAROLINA -- 0.9%
   Florence County, Industrial
     Development Authority,
     La-Z-Boy Chair Project,
     RB (A) (B)
     3.550%,  03/06/98                 5,000         5,000
                                                  --------
TENNESSEE -- 1.1%
   Hamilton County, Ser A, GO
     5.000%,  05/01/98                 3,535         3,541

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Knox County, Industrial
     Development Board, Professional
     Plaza Project, RB (A) (B) (C)
     3.400%,  03/06/98               $ 2,300      $  2,300
   Nashville & Davidson County,
     Health and Educational Facilities
     Board, Belmont University Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                   350           350
                                                  --------
                                                     6,191
                                                  --------
TEXAS -- 2.4%
   Brazo River, Hoffman-LaRoche
     Project, Ser 85,
     RB (A) (B) (C)
     3.475%,  03/06/98                 1,000         1,000
   Harris County, Health Development
     Authority, Buckner Retirement
     Services Project,
     RB (A) (B) (C)
     3.400%,  03/06/98                 1,150         1,150
   Harris County, Multi-Family
     Housing, Woodgate Project,
     RB (A) (B) (C)
     3.725%,  03/06/98                 1,900         1,900
   Harris County, Health Facilities
     Development Corporation,
     Tirr Project, RB (A) (B) (C)
     3.700%,  03/02/98                 2,400         2,400
   Houston Health Facilities
     Development Authority,
     Memorial Northwest Pavilion
     Project, RB (A) (B) (C)
     3.600%,  03/06/98                   845           845
   Tarrant County, Health Facility
     Development Corporation,
     Adventist Health System Project,
     Ser A, RB (A) (B) (C)
     3.400%,  03/06/98                 3,000         3,000
   Trinity River Industrial
     Development Authority,
     Trinity River Project,
     RB (A) (B) (C)
     3.475%,  03/06/98                 2,900         2,900
                                                  --------
                                                    13,195
                                                  --------
UTAH -- 1.9%
   Castle Dale, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.700%,  08/01/98                 1,325         1,325
   Intermountain Power Agency,
     Utah Power Supply Authority,
     Ser B, RB
     5.200%,  07/01/98                 1,500         1,506

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


TAX FREE PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Nephi, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.800%,  03/01/98               $ 2,050      $  2,050
   Salt Lake City, Industrial
     Development Authority,
     Devereaux Partners Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                 5,000         5,000
   Tremonton City, Industrial
     Development Revenue, Safeway
     Project, RB (A) (B) (C)
     3.900%,  06/01/98                   840           840
                                                  --------
                                                    10,721
                                                  --------
VERMONT -- 0.9%
   Student Assistances Student Loan
     Bonds, Ser 85,
     RB (A) (B) (C)
     3.650%,  03/06/98                 5,225         5,225
                                                  --------
VIRGINIA -- 0.7%
   Harrisonburg, Multi-Family
     Housing Authority, Rolling
     Brook Village Apartment Project,
     RB (A) (B)
     3.750%,  02/01/99                 2,000         2,000
   Stafford County, Industrial
     Development Authority, Safeway
     Project, RB (A) (B) (C)
     3.900%,  06/01/98                 1,845         1,845
                                                  --------
                                                     3,845
                                                  --------
WASHINGTON -- 0.7%
   Washington State, Housing Finance
     Committee, Pacific First Federal
     Project, Ser B, RB (A) (B) (C)
     3.600%,  03/06/98                 2,750         2,750
   Washington State, Nonprofit
     Housing Finance Authority,
     Emerald Heights Project,
     RB (A) (B) (C)
     3.700%,  03/02/98                   900           900
                                                  --------
                                                     3,650
                                                  --------
WEST VIRGINIA -- 0.7%
   Wood County, Industrial
     Development Revenue, AGA Gas Inc.
     Project, RB (A) (B) (C)
     3.700%,  03/06/98                 4,000         4,000
                                                  --------
WISCONSIN -- 2.6%
   Beaver Dam, Unified School
     District, TRAN
     4.000%,  08/21/98                 1,000         1,001

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   De Forest, Area School
     District, TRAN
     4.080%,  09/18/98               $ 1,200      $  1,200
   Delavan Darein School
     District, BAN
     4.150%,  04/15/98                 1,000         1,000
   Elkhorn, Area School District, BAN
     4.250%,  04/01/98                   715           715
   Grafton, School District, TRAN
     4.170%,  09/30/98                 1,550         1,551
   LaCrosse, Industrial Development
     Authority, LaCrosse Properties
     Project, RB (A) (B) (C)
     3.550%,  03/06/98                 5,045         5,045
   Village of Menomonee, Industrial
     Development Authority,
     Maysteel Corporation Project,
     RB (A) (B) (C)
     3.550%,  03/06/98                 1,900         1,900
   Whitnall, School District, TRAN
     4.100%,  09/28/98                 1,000         1,000
   University of Wisconsin, Hospital
     & Clinics Authority,
     RB, MBIA (A) (B) (C)
     3.400%,  03/06/98                   900           900
                                                  --------
                                                    14,312
                                                  --------
WYOMING -- 0.2%
   Sweetwater County, Pollution
     Control Authority, Pacificorp
     Project, RB, AMBAC (A) (B)
     2.950%,  03/02/98                 1,000         1,000
                                                  --------
Total Municipal Bonds
   (Cost $543,489)                                 543,489
                                                  --------
Total Investments -- 99.4%
   (Cost $543,489)                                 543,489
                                                  --------
Other Assets and Liabilities, Net -- 0.6%            3,030
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   546,683,654 outstanding shares
   of beneficial interest                          546,550
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based on
   1,287 outstanding shares
   of beneficial interest                                1
Distribution in excess of net
   investment income                                   (11)
Accumulated net realized loss
   on investments                                      (21)
                                                  --------
Total Net Assets -- 100.0%                        $546,519
                                                  ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
10

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                        $1.00
                                                  ========

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE CORPORATION
FSA      FINANCIAL SECURITY ASSURANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TECP     TAX EXEMPT COMMERCIAL PAPER
TRAN     TAX & REVENUE ANTICIPATION NOTE
USD      UNIFIED SCHOOL DISTRICT
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1998.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.



CALIFORNIA TAX EXEMPT PORTFOLIO

MUNICIPAL BONDS -- 91.3%
CALIFORNIA -- 91.1%
   Abag Finance Authority, Bentley
     School Project, COP (A) (B) (C)
     3.400%,  03/06/98              $  1,500    $    1,500
   Abag Finance Authority, Lucille
     Salter Packard Project, RB,
     AMBAC (A) (B)
     3.000%,  03/06/98                 1,500         1,500
   Alameda County, Contra-Costa
     School Authority, Ser B,
     COP (A) (B) (C)
     2.950%,  03/06/98                 5,000         5,000
   Almeda, Alameda-Contra Costa
     School Finance Authority,
     Capital Improvements Project,
     Ser A (A) (B) (C)
     2.900%,  03/06/98                 6,000         6,000

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Alameda County, TRAN
     4.500%,  07/22/98               $10,000     $  10,023
   Alameda County, Unified School
     District Authority, TRAN
     4.250%,  06/30/98                 6,980         6,990
   California State, RAN
     4.500%,  06/30/98                13,000        13,028
   Contra Costa, Community College
     District Project, TRAN
     4.250%,  06/30/98                 5,000         5,007
   Contra Costa County, Multi-Family
     Housing Authority, Delta Square
     Project, Ser A, RB (A) (B) (C)
     3.350%,  03/06/98                 3,400         3,400
   Corona, Multi-Family Housing
     Authority, County Hills Project,
     Ser B, RB (A) (B) (C)
     3.000%,  03/06/98                   855           855
   Corona, Redevelopment Agency
     Authority, Crown Point Project,
     Ser 85, RB (A) (B) (C)
     4.125%,  05/01/98                 7,495         7,495
   Education Facility Authority,
     Pomona College Project,
     RB (A) (B)
     3.000%,  03/06/98                10,200        10,200
   Education Facility Authority,
     Stanford University Project,
     Ser L-4 (A) (B)
     2.900%,  03/06/98                 8,275         8,275
   Escondido, Community
     Development Authority,
     Heritage Park Apartment Project,
     Ser A, RB (A) (B) (C)
     3.050%,  03/06/98                 7,050         7,050
   Fontana, Apartment Development
     Authority, Citrus Avenue
     Apartments Project,
     Ser A (A) (B) (C)
     2.950%,  03/06/98                 1,100         1,100
   Fontana, Gaf Tax Exempt Bond
     Grantor Trust, Ser GA-7,
     (A) (B) (C)
     3.850%,  03/06/98                 6,325         6,325
   Foothill/Eastern Corridor Agency,
     California Toll Road Project,
     Ser B, RB (A) (B)
     2.900%,  03/06/98                 1,000         1,000
   Fresno California, TRAN
     4.250%,  06/30/98                 3,600         3,607
   Gardena County, TRAN
     4.050%,  06/30/98                 4,705         4,705
   Health Facilities Finance Authority,
     Catholic Health Care Project,
     Ser A, RB, MBIA (A) (B)
     3.000%,  03/06/98                 2,900         2,900

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


CALIFORNIA TAX EXEMPT PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Health Facilities Finance Authority,
     Catholic Health Care Project,
     Ser B, RB, MBIA (A) (B)
     3.000%,  03/06/98              $  2,000      $  2,000
   Health Facilities Finance Authority,
     Catholic Health Care Project,
     Ser C, RB, MBIA (A) (B)
     3.000%,  03/06/98                 1,600         1,600
   Health Facilities Finance Authority,
     Scripps Memorial Hospital
     Project, Ser 91-B, RB,
     MBIA (A) (B)
     3.050%,  03/06/98                 2,300         2,300
   Hemet, Multi-Family Housing
     Authority, Mercury Savings &
     Loan/Sunwest Resort Project
     (A) (B)
     3.150%,  03/06/98                 6,050         6,050
   Independent Cities, Lease Finance
     Authority, Revenue Pooled
     Project, RB (A) (B) (C)
     3.050%,  03/06/98                   450           450
   Irwindale, Industrial Development
     Authority, Toys "R" Us Project,
     RB (A) (B) (C)
     3.270%,  03/06/98                   220           220
   Kern County, Public Facilities
     Project, Ser D, COP (A) (B) (C)
     3.000%,  03/06/98                 2,500         2,500
   Lancaster, Multi-Family Housing
     Authority, 20th Street Apartments
     Project, Ser C (A) (B) (C)
     3.250%,  03/06/98                 3,250         3,250
   Lancaster, Multi-Family Housing
     Authority, Household Bank
     Project, Ser A, RB (A) (B)
     3.500%,  03/06/98                 2,700         2,700
   Lancaster, Multi-Family Housing
     Authority, The Willow Project,
     Ser A, RB (A) (B) (C)
     3.350%,  03/06/98                 6,000         6,000
   Long Beach, Multi-Family Housing
     Authority, Channel Point
     Apartments Project,
     Ser A, RB (A) (B) (C)
     3.300%,  03/06/98                 2,500         2,500
   Long Beach, Health Facilities
     Authority, Memorial Health
     Services Project (A) (B)
     3.050%,  03/06/98                 3,300         3,300
   Los Angeles, Community
     Redevelopment Authority,
     Central Business District I
     Project, RB
     5.000%,  11/15/98                12,000        12,096

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles, Multi-Family Housing
     Authority, Park Sierra Project,
     RB (A) (B) (C)
     3.300%,  03/06/98               $   300      $    300
   Los Angeles, Multi-Family Housing
     Authority, Ser K, RB (A) (B) (C)
     3.150%,  03/06/98                11,600        11,600
   Los Angeles, Sewer Authority,
     Wastewater System Project,
     RB (C)
     3.750%,  06/09/98                15,000        15,000
   Los Angeles, Unified School
     District Authority, Belmont
     Learning Complex Project,
     Ser A, RB (A) (B) (C)
     3.050%,  03/06/98                20,500        20,500
   Los Angeles, Unified School
     District, TRAN
     4.500%,  07/01/98                 2,000         2,005
   Los Angeles County,
     Commonwealth Tax Authority,
     Metropolitan Transportation
     Fransis Project, RB (A) (B) (C)
     3.400%,  04/21/98                 5,000         5,000
   Los Angeles County, Community
     Redevelopment Agency,
     Willowbrook Project, (A) (B) (C)
     3.050%,  03/06/98                 3,100         3,100
   Los Angeles County, Metropolitan
     Transportation Authority,
     Ser A, RB, MBIA (A) (B)
     2.900%,  03/06/98                 9,900         9,900
   Los Angeles County, Pension
     Obligation, Ser A, RB,
     AMBAC (A) (B)
     3.000%,  03/06/98                 7,900         7,900
   Los Angeles County, Pension
     Obligation, Ser B, RB,
     AMBAC  (A) (B)
     3.000%,  03/06/98                 3,600         3,600
   Los Angeles County, Pension
     Obligation, Ser C, RB,
     AMBAC (A) (B)
     3.000%,  03/06/98                 6,500         6,500
   Los Angeles County, Ser A, TRAN
     4.500%,  06/30/98                 5,000         5,010
   Milpitas, Unified School
     District, TRAN
     4.250%,  06/30/98                 3,000         3,004
   M-S-R Public Power, San Juan
     Project, RB, Ser D (A) (B)
     3.000%,  03/06/98                14,000        14,000


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
12

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Northern California, Public Power
     Agency Authority, Geothermal
     Project, RB (A) (B)
     3.000%,  03/06/98              $ 18,000      $ 18,000
   Oakland, Children Hospital
     Medical Center Project, Ser B, RB
     (A) (B) (C)
     3.050%,  03/06/98                 3,100         3,100
   Oakland, Liquidity Facilities
     Authority, Revenue Assessment
     Bay Area Government Project,
     RB (A) (B) (C)
     3.350%,  03/06/98                 2,070         2,070
   Ontario, Multi-Family Housing
     Authority, Residential Central
     Park Project, Ser A, RB (A) (B) (C)
     3.100%,  03/06/98                 7,100         7,100
   Orange County, Apartment
     Development Authority, Radnor/
     Aragon Corporation Project,
     RB (A) (B) (C)
     3.475%,  03/06/98                 3,120         3,120
   Oxnard, Community
     Redevelopment Agency
     Authority, Channel Islands
     Business Project, RB (A) (B) (C)
     3.725%,  03/06/98                 4,685         4,685
   Palm Springs, Community
     Redevelopment Agency
     Authority, Headquarters
     Hotel-1 Project, COP (A) (B) (C)
     3.150%,  03/06/98                 2,070         2,070
   Palm Springs, Community
     Redevelopment Agency
     Authority, Headquarters
     Hotel-4 Project, COP (A) (B) (C)
     3.150%,  03/06/98                 1,800         1,800
   Palm Springs, Community
     Redevelopment Agency
     Authority, Headquarters Hotel-6
     Project, COP (A) (B) (C)
     3.150%,  03/06/98                 2,100         2,100
   Palm Springs, Community
     Redevelopment Agency
     Authority, Headquarters Hotel-7
     Project, COP (A) (B) (C)
     3.150%,  03/06/98                 1,000         1,000
   Panama-Buena Vista, Union
     School District Authority,
     Capital Improvements Finance
     Project, COP (A) (B) (C)
     3.600%,  03/06/98                 9,000         9,000

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Pasadena Historical Rehabilitation
     Authority, Dodsworth Building
     Project, RB (A) (B) (C)
     3.400%,  03/06/98               $ 4,000      $  4,000
   Pasadena, Rose Bowl Improvements
     Project, COP (A) (B) (C)
     3.050%,  03/06/98                 9,780         9,780
   Pittsburg, Mortgage Obligation,
     Ser A, RB (A) (B)
     3.500%,  03/06/98                 2,000         2,000
   Riverside County, Public Facilities
     Authority, Ser B, RB (A) (B) (C)
     3.000%,  03/06/98                 2,900         2,900
   Riverside County, Multi-Family
     Housing Authority, Woodcreek
     Project, Ser D (A) (B)
     2.950%,  03/06/98                 2,600         2,600
   Riverside County, Housing
     Authority, Mountain View
     Apartments Project, Ser A, RB
     (A) (B) (C)
     3.100%,  03/06/98                 3,825         3,825
   Riverside, Multi-Family Housing,
     Countrywood & IA Apartments
     Project, Ser E, RB (A) (B) (C)
     3.650%,  03/06/98                 2,750         2,750
   Rosemead, Elementary School
     District, TRAN
     4.250%,  06/30/98                 2,350         2,353
   Sacramento County, Multi-Family
     Housing Authority, River Oaks
     Apartments Project,
     Ser E, RB  (A) (B) (C)
     3.350%,  03/06/98                13,875        13,875
   Sacramento County, Multi-Family
     Housing Authority, Stone Creek
     Apartment Project (A) (B)
     3.100%,  03/06/98                 5,000         5,000
   Sacramento County, Special Tax
     Authority, Community Facility
     Project, Ser 1, RB (D)
     Pre-Refunded @ 102
     8.200%,  08/01/98                 2,000         2,078
   San Bernadino County, Multi-Family
     Housing Authority, Mountain
     View Project, RB (A)
     3.400%,  03/06/98                 1,010         1,010
   San Bernadino County, County
     Center Refunding Project,
     COP (A) (B) (C)
     3.050%,  03/06/98                 6,200         6,200

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)

CALIFORNIA TAX EXEMPT
PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   San Bernadino County, Industrial
     Development Authority,
     Sandpiper Investments Project,
     RB (A) (B) (C)
     3.850%,  03/06/98                $3,200      $  3,200
   San Bernadino County, Multi-Family
     Housing, Alta Loma Heritage
     Project, Ser A,
     RB (A) (B) (C)
     3.250%,  03/06/98                 2,264         2,264
   San Bernadino County, Multi-Family
     Housing, Gold West Apartments
     Project, Ser A,
     RB (A) (B) (C)
     3.250%,  03/06/98                   500           500
   San Bernadino County, Multi-Family
     Housing, Indian Knoll Apartment
     Project, Ser A (A) (B) (C)
     3.400%,  03/06/98                 3,300         3,300
   San Bernadino County, Multi-Family
     Housing, Parkview Place Project,
     Ser A, RB (A) (B) (C)
     3.250%,  03/06/98                 5,220         5,220
   San Bernadino County, Multi-Family
     Housing, Mountain View
     Apartments Project,
     RB (A) (B) (C)
     3.400%,  03/06/98                 1,100         1,100
   San Diego, Multi-Family Housing
     Authority, LA Cima Apartments
     Project, Ser K, RB (A) (B) (C)
     2.950%,  03/06/98                 1,550         1,550
   San Diego, Multi-Family Authority
     Revenue Refunding LA Serena
     Apartments Project (Issue A)
     (A) (B) (C)
     3.100%,  03/06/98                 3,400         3,400
   San Diego, Multi-Family Housing
     Authority, Housing Project,
     LaJolla Point Apartments, RB
     (A) (B) (C)
     3.300%,  03/06/98                 2,300         2,300
   San Dimas, Industrial
     Development Authority,
     French Company Project, RB
     (A) (B) (C)
     3.100%,  03/06/98                 3,400         3,400
   San Dimas, Redevelopment
     Agency, Diversified Shopping
     Center Project, COP (A) (B) (C)
     3.100%,  03/06/98                 5,400         5,400

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   San Francisco, City and County
     Redevelopment Authority,
     Fillmore Housing Center Project,
     Ser A-1, RB (A) (B) (C)
     3.100%,  03/06/98                $  500      $    500
   San Jose, Multi-Family Housing
     Authority, Kimberly Woods
     Apartments Project, RB (A) (B) (C)
     3.100%,  03/06/98                 1,000         1,000
   San Leandro, Multi-Family Housing
     Authority, Parkside Common
     Apartments Project, RB (A) (B)
     2.950%,  03/06/98                 3,000         3,000
   San Marcos, Industrial Development
     Authority, Amistar Project, RB
     (A) (B) (C)
     3.800%,  03/06/98                 4,500         4,500
   Santa Clara County, TRAN
     4.750%,  10/01/98                 1,000         1,007
   Santa Clara County, Multi-Family
     Housing Authority, Briarwood
     Apartments Project, Ser-B, RB (A) (B)
     3.100%,  03/06/98                 5,000         5,000
   Santa Clara, Electric Revenue,
     Ser A, RB (A) (B) (C)
     3.050%,  03/06/98                   760           760
   Santa Clara, Electric Revenue,
     Ser B, RB (A) (B) (C)
     3.050%,  03/06/98                   900           900
   Simi Valley, Industrial Development
     Authority, Wambold Furniture
     Project, RB (A) (B) (C)
     3.850%,  03/06/98                 2,400         2,400
   Southern California, Public Power
     Authority, Palo Verde Project,
     Ser B, RB (A) (B)
     3.000%,  03/06/98                 3,000         3,000
   Southern California, Public Power
     Authority, Palo Verde Project,
     Ser C, RB, AMBAC (A) (B)
     3.000%,  03/06/98                 6,000         6,000
   Statewide, Community
     Development Authority,
     Memorial Health Services
     Project, RB (A) (B) (C)
     3.050%,  03/06/98                 1,900         1,900
   Statewide, Pollution Control
     Finance Authority, Chevron
     USA Inc. Project,
     RB (A) (B)
     4.000%,  05/15/98                 1,200         1,202


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
14

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   State Education Facility Authority,
     Point Nazarene College Project,
     RB (A) (B)
     3.150%,  03/06/98                $2,500      $  2,500
   State Educational Facility Authority,
     Claremont Mckenna Project,
     RB (A) (B)
     3.000%,  03/06/98                 5,000         5,000
   Statewide Communities
     Development Authority,
     Subser A-3 (A)
     3.000%,  03/06/98                 3,000         3,000
   Vacaville, Multi-Family Housing
     Authority, Quail Run Apartments
     Project, Ser 88-A, RB,
     FNMA (A) (B)
     2.950%,  03/06/98                 9,800         9,800
   Vallejo, Unified School
     District, TRAN
     4.250%,  10/22/98                 5,750         5,764
   Westminster, Redevelopment
     Authority, Commercial
     Redevelopment Project,
     Number 1, RB, AMBAC
     (A) (B)
     3.150%,  03/06/98                 4,000         4,000
                                                  --------
                                                   463,628
                                                  --------
PUERTO RICO -- 0.2%
   Puerto Rico, Pollution Control
     Financing Authority, Intel
     Corporation Project,
     Ser B, RB (A)
     3.700%,  06/01/98                   100           100
   Puerto Rico, Industrial Medicine
     & Environmental Pollution
     Control Financing Authority, Intel
     Corporation Project, Ser A (A) (B)
     4.000%,  09/01/98                 1,230         1,230
                                                  --------
                                                     1,330
                                                  --------
Total Municipal Bonds
   (Cost $464,958)                                $464,958
                                                  ========
Total Investments -- 91.3%
   (Cost $464,958)                                 464,958
                                                  --------
Other Assets and Liabilities, Net -- 8.7%           44,177
                                                  --------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
AMBAC AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN   BOND ANTICIPATION NOTE
BIGI  BOND INVESTORS GUARANTY INSURANCE CORPORATION
COP   CERTIFICATE OF PARTICIPATION
FGIC  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA   FEDERAL HOUSING ASSOCIATION
FHLB  FEDERAL HOME LOAN BANK
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA   FINANCIAL SECURITY ASSURANCE
GO    GENERAL OBLIGATION
MBIA  MUNICIPAL BOND INVESTORS ASSURANCE
RAN   REVENUE ANTICIPATION NOTE
RB    REVENUE BOND
SER   SERIES
TECP  TAX EXEMPT COMMERCIAL PAPER
TRAN  TAX & REVENUE ANTICIPATION NOTE
USD   UNIFIED SCHOOL DISTRICT
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1998.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


INSTITUTIONAL TAX FREE PORTFOLIO

MUNICIPAL BONDS -- 97.4%
ALABAMA -- 1.6%
   Birmingham, Medical Clinic,
     St. Martins In The
     Pines Project, Ser 89,
     RB (A) (B)
     3.500%,  03/06/98               $ 2,795    $    2,795
   Daphne-Villa Mercy,
     Special Care Facility Authority
     Mercy Medical Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                 3,500         3,500
   Indian Springs Village, Educational
     Building Authority, Indian
     Springs School Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                 5,000         5,000

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


INSTITUTIONAL TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Montgomery, Special Care
     Facilities Financing Authority,
     Ser F, RB, AMBAC (A) (B)
     3.400%,  03/06/98             $   5,500    $    5,500
   Russelville Industrial Development
     Authority, Clark Pulley Project,
     Ser 94, RB (A) (B) (C)
     3.550%,  03/06/98                 1,675         1,675
                                                ----------
                                                    18,470
                                                ----------
ALASKA -- 0.5%
   Alaska, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.900%,  06/01/98                 4,130         4,130
   Alaska, Industrial Development &
     Export Authority Sheldon Jackson
     College Project, RB (A) (B)
     3.250%,  03/06/98                 2,000         2,000
                                                ----------
                                                     6,130
                                                ----------
ARIZONA -- 1.9%
   Chandler County, Industrial
     Development Authority, Parsons
     Municipal Service Project, RB
     (A) (B) (C)
     3.450%,  03/06/98                 3,925         3,925
   Maricopa County, Industrial
     Development Authority, McLane
     Company Project, RB (A) (B) (C)
     3.850%,  03/06/98                   720           720
   Maricopa County, Industrial
     Development Multi-Family Housing
     Authority, Arcadia Vista Apartments
     Project, Ser A, RB (A) (B) (C)
     3.560%,  03/06/98                 5,250         5,250
   Phoenix, Industrial Multi-Family
     Housing Authority, Del Mar
     Terrace Apartments
     Project, RB (A) (B) (C)
     3.450%,  03/06/98                 7,000         7,000
   Tuscon, Industrial Development
     Authority, Street & Highway
     User Revenue Project 1981, Ser D,
     RB (D) Pre-Refunded @ 101
     6.500%,  07/01/98                 1,370         1,395
   Tuscon, Industrial Development
     Authority, Tuscon City Center
     Parking, Ser A, RB (A) (B) (C)
     3.475%,  03/06/98                 3,500         3,500
                                                ----------
                                                    21,790
                                                ----------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ARKANSAS -- 0.2%
   Fayetteville, Public Facility Board
     Authority, Butterfield Trail
     Village Project, RB (A) (B) (C)
     3.800%,  03/02/98              $  2,700    $    2,700
                                                ----------
CALIFORNIA -- 2.8%
   Alameda County, TRAN
     4.500%,  07/22/98                 5,000         5,011
   California State, Higher Education
     Loan Authority, Student Loan
     Refunding, Ser 87-A, RB (B)
     4.000%,  07/01/98                 5,500         5,500
   California State, Higher Education
     Loan Authority, Student Loan
     Revenue Refunding Project,
     Ser D, RB (A) (B) (C)
     3.800%,  08/01/98                 3,000         3,000
   Humbolt County, TRAN (C)
     4.500%,  07/01/98                13,250        13,277
   Los Angeles, Community
     Redevelopment Authority,
     Tax Allocation Central Business
     District I Project,
     5.000%,  11/15/98                 5,625         5,668
                                                ----------
                                                    32,456
                                                ----------
COLORADO -- 2.0%
   City of Idaho Springs, Safeway
     Project, Ser 93, RB (A) (B) (C)
     3.900%,  06/01/98                 2,095         2,095
   Colorado State, Housing Finance
     Authority, Greenwood Project,
     Ser D, RB (A) (B)
     3.400%,  03/06/98                 2,900         2,900
   Colorado State, Postsecondary
     Education Facility Authority,
     Mullen High School Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                 5,000         5,000
   Eagle County, Smith Creek
     Metropolitan District Project,
     Ser 95,  RB (A) (B) (C)
     3.450%,  03/06/98                   300           300
   El Paso County, Economic
     Development Revenue,
     USA Hockey Project, Ser 96,
     RB (A) (B) (C)
     3.450%,  03/06/98                 3,325         3,325
   Englewood Industrial Development
     Revenue, Safeway Incorporated
     Project, RB (A) (B) (C)
     3.900%,  06/01/98                 2,690         2,690


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
16

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Housing Finance Authority, Multi-
     Family Housing, Grants Plaza
     Project 91-A, RB (A) (B) (C)
     3.475%,  03/06/98              $  1,425    $    1,425
   Panorama Metropolitan District,
     Ser B, RB (A) (B) (C)
     4.000%,  06/01/98                 2,425         2,425
   State Health Facilities Authority,
     Rocky Mountain Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                 1,875         1,875
   Summit County, Recreational
     Facility Revenue Authority,
     Cooper Mountain Project,
     RB (A) (B) (C)
     3.750%,  03/06/98                 1,500         1,500
                                                ----------
                                                    23,535
                                                ----------
DELAWARE -- 0.1%
   Economic Development Authority,
     Commercial Development,
     Congoleum Project,
     RB (A) (B) (C)
     3.550%,  03/06/98                 1,000         1,000
                                                ----------
DISTRICT OF COLUMBIA -- 0.4%
   District of Columbia, Ser B2,
     GO (A) (B) (C)
     3.750%,  03/02/98                 2,600         2,600
   District of Columbia,
     Ser B-1, RB (A) (B) (C)
     3.750%,  03/02/98                 1,800         1,800
                                                ----------
                                                     4,400
                                                ----------
FLORIDA -- 2.3%
   Alachua County, GO,
     MBIA (A) (B)
     3.500%,  03/06/98                 2,800         2,800
   Atlantic Beach, Fleet
     Landing Project, Ser B,
     RB (A) (B) (C)
     3.900%,  03/02/98                 1,000         1,000
   Boca Raton, Industrial
     Development Authority,
     Parking Garage Project,
     Ser 84-A,  RB (A) (B) (C)
     3.725%,  03/06/98                 7,950         7,950
   Jacksonville, Industrial
     Development Authority,
     University of Florida Health
     Science Center Project,
     Ser 89, RB (A) (B) (C)
     3.600%,  03/02/98                 1,000         1,000

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Lake Bernadette, Community
     Development, Special Assessment
     Revenue, Ser B,  RB (A) (B) (C)
     3.550%,  03/06/98               $   955    $      955
   Lee, Industrial Development
     Authority, Christian Mission-
     Shell Point Village Project,
     RB (A) (B) (C)
     3.475%,  03/06/98                 1,900         1,900
   Orange County, Education
     Facilities Authority, Rollins
     College Project, RB (A) (B) (C)
     3.500%,  03/06/98                 3,000         3,000
   Orange County, Industrial
     Development Authority,
     Central Florida YMCA
     Project, RB (A) (B) (C)
     3.500%,  03/06/98                 5,625         5,625
   Pasco City, Housing Finance
     Authority, Multi-Family Housing,
     Carlton Arms of Magnolin Valley
     Project, Ser 85, RB (A) (B) (C)
     3.475%,  03/06/98                 2,000         2,000
                                                ----------
                                                    26,230
                                                ----------
GEORGIA -- 8.0%
   Albany-Dougherty County, Hospital
     Authority, Phoebe Putney
     Memorial Hospital Project,
     Ser 1996, AMBAC , RB (A) (B)
     3.400%,  03/06/98                 1,900         1,900
   Athens Multi-Family Housing,
     Georgian Apartments,
     RB (A) (B) (C)
     3.725%,  03/06/98                 1,400         1,400
   Cherokee County,
     Industrial Development
     Authority, Seabord
     Farms Project, RB (A) (B) (C)
     3.600%,  03/06/98                 3,000         3,000
   Clayton County, Multi-Family
     Housing Authority, Chateau
     Forest Apartments Project,
     Ser E, RB, FSA (A) (B)
     3.550%,  03/06/98                 1,000         1,000
   Clayton County, Multi-Family
     Housing Authority, Rainwood
     Development Project, RB (A) (B) (C)
     3.750%,  03/06/98                 2,700         2,700
   Cobb County, Multi-Family
     Housing, Tibairen Associates
     Project, Ser 85-D, RB (A) (B) (C)
     3.550%,  03/06/98                 8,600         8,600

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Conyers-Rockdale-Big Haynes,
     Impoundment Authority, RB
     4.000%,  12/01/98              $  5,400    $    5,417
   DeKalb County,  Development
     Authority, Dart Container
     Project, RB (A) (B) (C)
     4.100%,  03/06/98                   900           900
   DeKalb County, Multi-Family
     Housing Authority, Post Walk
     Project, RB (A) (B)
     3.550%,  03/06/98                 1,100         1,100
   DeKalb County, Multi-Family
     Housing Authority, Clairmont
     Crest Project, RB (A) (B)
     3.400%,  03/06/98                 1,800         1,800
   DeKalb County, Industrial
     Development Authority,
     Weyerhaeuser Project,
     RB (A) (B)
     3.485%,  03/06/98                 3,500         3,500
   DeKalb County, Multi-Family
     Housing Authority, Terrace Club
     Project, Ser 93-B, RB (A) (B) (C)
     3.450%,  03/06/98                 4,430         4,430
   Downtown Athens, Housing
     Development Authority, Georgian
     Apartments Association Project,
     RB (A) (B) (C)
     3.850%,  03/06/98                 1,000         1,000
   Effingham County, Development
     Authority, Pollution Control
     Revenue, Savannah Electric and
     Power Project, RB (A) (B)
     3.900%,  03/02/98                 2,070         2,070
   Federal Paper Board, Tax Exempt
     Bond Grantor Trust,
     RB (A) (B) (C)
     4.100%,  03/06/98                 7,200         7,200
   Floyd County, Pollution
     Control Revenue, Georgia
     Power Plant Hammond
     Project, RB (A) (B)
     3.900%,  03/02/98                   400           400
   Fulton County, Arthritis
     Foundation Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                 2,000         2,000
   Fulton County,  Development
     Revenue Authority, Epstein
     School Project, RB (A) (B) (C)
     3.500%,  03/06/98                 2,000         2,000

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Fulton County, Development
     Revenue Authority, Holy
     Innocents School Project,
     RB (A) (B) (C)
     3.500%,  03/06/98              $  2,500    $    2,500
   Fulton County, Development
     Revenue Authority, Morehouse
     School of Medicine Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                 2,400         2,400
   Fulton County, Industrial
     Development Authority (A) (B)
     3.450%,  03/06/98                 2,735         2,735
   Gwinnett County, Multi-Family
     Housing Authority, Post Chase
     Project, RB (A) (B)
     3.550%,  03/06/98                 4,500         4,500
   Marietta, Housing Finance
     Authority, Multi-Family
     Housing, Franklin Walk
     Apartments Project,
     RB (A) (B) (C)
     3.475%,  03/06/98                 3,540         3,540
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project (A) (B)
     3.950%,  01/15/99                 5,560         5,565
   Roswell, Multi-Family Housing
     Authority, Belcourt Limited
     Project, RB (A) (B) (C)
     3.350%,  03/06/98                 9,000         9,000
   Savannah, Housing Authority,
     Somerset Wharf Project, Ser B,
     RB (A) (B)
     3.550%,  03/06/98                 1,100         1,100
   Smyrna, Multi-Family Housing
     Authority, Gardens Post
     Village Project, RB (A) (B)
     3.550%,  03/06/98                 6,500         6,500
   Thomasville, Hospital Revenue
     Authority, Anticipation Certificates -
     J.D. Archbold Project (A) (B) (C)
     3.500%,  03/06/98                 3,800         3,800
                                                ----------
                                                    92,057
                                                ----------
HAWAII -- 0.1%
   Hawaii State, Multi-Family Housing
     Authority, Tropicana West Project,
     Ser A, RB (A) (B) (C)
     3.400%,  03/06/98                 1,100         1,100
                                                ----------
IDAHO -- 0.1%
   Nez Perce County, Pollution Control
     Revenue, Potlach Project,
     Ser 84, RB (A) (B) (C)
     3.600%,  03/06/98                   675           675
                                                ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
18

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- 7.9%
   Chicago, O'Hare International
     Airport Revenue, Industrial
     Lien, Ser C (A) (B) (C)
     3.400%,  03/06/98              $  1,100    $    1,100
   Cook County, GO, Ser C, FGIC
     5.000%,  11/15/98                 4,000         4,039
   Development Finance Authority,
     Catholic Charities, Housing
     Project, Ser A, RB (A) (B) (C)
     3.450%,  03/06/98                 6,000         6,000
   Development Finance Authority,
     Field Container Project,
     RB (A) (B) (C)
     3.400%,  03/06/98                 1,200         1,200
   Development Finance Authority,
     Rest Haven Illinan Project, RB
     (A) (B) (C)
     3.400%,  03/06/98                 2,000         2,000
   Health Facilities Authority, Advocate
     Healthcare Network Project,
     Ser B, RB (A) (B)
     3.450%,  03/06/98                35,800        35,800
   Health Facilities Authority,
     Bensonville Home Society
     Project, Ser A, RB (A) (B) (C)
     3.400%,  03/06/98                 1,100         1,100
   Health Facilities Authority,
     Central Health & Northwest
     Community Project,
     RB (A) (B) (C)
     3.400%,  03/06/98                 1,285         1,285
   Health Facility Authority, Pekin
     Memorial Hospital Project,
     Ser C, RB (A) (B) (C)
     3.250%,  03/06/98                 3,500         3,500
   Illinois State, Educational Facilities
     Authority, Art Institute
     of Chicago Project, RB (A) (B) (C)
     3.400%,  03/06/98                 1,000         1,000
   Illinois State, Finance Authority,
     Casa Central Padres
     Project, RB (A) (B) (C)
     3.600%,  03/06/98                 2,000         2,000
   Illinois State, Financial Authority,
     LaSalle Foundation Project, RB
     (A) (B) (C)
     3.350%,  03/06/98                 1,940         1,940
   Illinois State, Financial Authority,
     WBEZ Alliance Project,
     RB (A) (B) (C)
     3.350%,  03/06/98                 1,800         1,800

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Illinois State, Health Facility
     Authority Center Health
     & Community Project,
     Ser B, RB (A) (B) (C)
     3.400%,  03/06/98                $2,200    $    2,200
   Illinois State, Health Facility
     Authority, Pekin Memorial
     Hospital Project, RB (A) (B) (C)
     3.450%,  03/06/98                 3,500         3,500
   Illinois State, Health Facility
     Authority, Revolving Fund
     Pooled Project, Ser C, RB (A) (B) (C)
     3.350%,  03/06/98                 1,000         1,000
   Kane County, Community United
     District, Geneva Project,
     GO, FGIC
     9.000%,  06/01/98                 1,000         1,013
   Kane County, School District
     No. 131, Aurora East Side, TAW
     4.150%,  09/30/98                 2,000         2,005
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.500%,  08/15/98                    76            76
   Orland Hills, Mortgage Authority,
     Multi-Family Housing,
     Ser 88-A, RB (A) (B) (C)
     3.400%,  03/06/98                 1,400         1,400
   Paxton, Industrial Development
     Authority, Merck & Aircoil
     Project, RB (A) (B) (C)
     3.850%,  03/06/98                   900           900
   Saint Clair, Industrial Building
     Authority, Winchester Apartments
     Project, Ser 94, RB (A) (B)
     3.700%,  03/06/98                 8,000         8,000
   Springfield, Multi-Family Housing
     Authority, Oak Center Limited
     Project, RB (A) (B)
     3.600%,  03/06/98                 4,900         4,900
   State Development Financial
     Authority, Chicago Symphony
     Project, RB (A) (B) (C)
     3.350%,  03/06/98                 4,000         4,000
                                                ----------
                                                    91,758
                                                ----------
INDIANA -- 9.4%
   Bond Bank Industrial Revenue,
     Tri County Project, Ser D,
     RB (A) (B) (C)
     3.400%,  03/06/98                 7,010         7,010
   Carmel Clay, TAW
     4.100%,  12/31/98                 9,000         9,014
   Clark-Pleasant, Tax Increment, RB
     4.000%,  12/31/98                 3,800         3,806

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Concord, Community Schools
     Project, TAW
     4.250%,  12/31/98             $   4,355    $    4,364
   Fort Wayne, Industrial
     Economic Development
     Authority, Avery International
     Project, RB (A) (B) (C)
     3.475%,  03/06/98                 3,750         3,750
   GAF Tax Exempt Bond Grantor
     Trust, Ser A,
     RB (A) (B) (C)
     4.300%,  03/06/98                 2,520         2,520
   Gary, Environmental  Improvement,
     United States  Steel Corporation
     Project, RB (A) (B) (C)
     3.450%,  03/06/98                 3,400         3,400
   Hammond, Advance Funding
     Project Notes, Ser A-2, GO
     4.300%,  01/07/99                 6,500         6,527
   Indiana Residential Apartments,
     1 Portfolio Certificate Trust 1996
     Ser A, RB (A) (B) (C)
     3.550%,  03/06/98                12,000        12,000
   Indiana State Development
     Financing Authority, Educational
     Facility, Indiana Historical
     Project, RB (A) (B) (C)
     3.350%,  03/06/98                   800           800
   Indiana State, East Allen County
     School, TAW
     3.800%,  12/31/98                 4,000         4,003
   Indiana State, Southwest Allen
     County Metropolitan
     School District, TAW
     4.000%,  12/31/98                 5,870         5,884
   Indianapolis, Economic Development
     Authority, Morningside College
     Park Project, RB (A) (B) (C)
     3.400%,  03/06/98                 6,225         6,225
   Lawrence Township, Metropolitan
     School District, TAW
     3.800%,  12/31/98                 4,750         4,754
   Michigan City, Economic
     Development, Marley Company
     Project, Ser 84, RB (A) (B) (C)
     3.475%,  03/06/98                 2,750         2,750
   Michigan City, TAW
     4.250%,  06/30/98                 3,000         3,003
     4.250%,  12/31/98                 3,000         3,006
   Middlebury, TAW
     4.000%,  12/31/98                 1,700         1,703

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Muncie, Temporary Loan Warrants
     4.000%,  12/31/98              $  3,000    $    3,006
   Portage Township, Indiana School
     Project, TAN
     4.150%,  12/31/98                 2,500         2,509
   Richmond, Community School
     Authority, TAW
     4.100%,  12/31/98                 3,000         3,007
   Richmond, Industrial Economic
     Development Authority, Friends
     Fellowship Communities
     Project, RB (A) (B) (C)
     3.400%,  03/06/98                 6,150         6,150
   Washington Township,
     Metropolitan School District,
     Marion County, RB
     4.000%,  06/30/98                 9,600         9,612
                                                ----------
                                                   108,803
                                                ----------
IOWA -- 0.7%
   Ceder Rapids, Pollution Control
     Authority, Iowa Electric & Power
     Project, RB (A) (B)
     3.400%,  03/06/98                 2,000         2,000
   Davenport Community School
     District, TAW
     4.375%,  07/01/98                 3,500         3,504
   Higher Education Loan Authority,
     Palmer Chiropractic Foundation
     Project, RB (A) (B) (C)
     3.900%,  03/02/98                 2,500         2,500
                                                ----------
                                                     8,004
                                                ----------
KANSAS -- 0.9%
   Manhattan, TAW, Ser 2
     3.750%,  01/15/99                 2,900         2,899
   Shawnee County, GO
     4.050%,  06/01/98                 3,050         3,051
   Wamego, Pollution Control
     Authority, Utilicorp
     United Project, RB (A) (B) (C)
     3.350%,  03/06/98                 2,450         2,450
   Wichita, Pollution Control Authority,
     CIC Industries Incorporated,
     RB (A) (B) (C)
     3.725%,  03/06/98                 1,590         1,590
                                                ----------
                                                     9,990
                                                ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
20

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
KENTUCKY -- 1.7%
   Covington, Industrial Building
     Authority, Atkins & Pearce
     Incorporated, Ser 95,
     RB (A) (B) (C)
     3.450%,  03/06/98              $  1,610    $    1,610
   Kentucky State, Development
     Districts Financing Authority,
     Calloway County Fire Project,
     Ser E1, RB (A) (B)
     3.550%,  03/06/98                 2,500         2,500
   Kentucky State, Development
     Financing Authority,
     Pooled Loan Project,
     Ser A, RB FGIC (A) (B)
     3.400%,  03/06/98                 1,350         1,350
   Kentucky State, TRAN
     4.090%,  06/30/98                 9,000         9,006
   Muhlenberg County, Airport
     Authority, District Area
     Financial Trust Project,
     RB (A) (B) (C)
     3.550%,  03/06/98                 3,705         3,705
   Newport City, Multi-Family
     Housing Revenue, RB (A) (B)
     3.950%,  06/01/98                 1,710         1,710
                                                ----------
                                                    19,881
                                                ----------
LOUISIANA -- 0.3%
   Louisiana State, Public Facilities
     Authority, Willis Knighton Medical
     Project, RB AMBAC (A) (B) (C)
     3.500%,  03/06/98                 2,000         2,000
   South Louisiana, Port Common
     Marine Term Revenue Refunding,
     Occidental Petroleum
     Project, RB (A) (B) (C)
     3.400%,  03/06/98                 1,000         1,000
   State Public Facilities Authority,
     Willis-Knighton Medical Center,
     RB, AMBAC (A) (B)
     3.500%,  03/06/98                   300           300
                                                ----------
                                                     3,300
                                                ----------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     Ser 85, RB (A) (B)
     3.600%,  03/06/98                 1,315         1,315
                                                ----------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MARYLAND -- 1.0%
   Annapolis, Forest Gemini Facilities,
     RB (A) (B) (C)
     3.650%,  03/06/98              $  2,400    $    2,400
   Health & Higher Education Facilities
     Authority, Greater Baltimore
     Medical, RB (A) (B) (C)
     3.500%,  03/06/98                 3,200         3,200
   Howard County, Multi-Family
     Housing Authority, Sherwood
     Crossing Project, RB (A) (B)
     3.950%,  06/01/98                 2,500         2,500
   Howard County, Multi-Family
     Housing Revenue Authority,
     Avalon Meadowns Project,
     RB (A) (B)
     3.400%,  03/06/98                 1,400         1,400
   Hyattsville, Industrial
     Development Authority,
     Safeway Incorporated Project,
     RB (A) (B) (C)
     3.900%,  06/01/98                 2,325         2,325
                                                ----------
                                                    11,825
                                                ----------
MASSACHUSETTS -- 1.2%
   Brockton, RAN
     4.500%,  06/30/98                 3,500         3,504
   Chatham, BAN
     3.900%,  07/22/98                 1,325         1,326
   Clinton, BAN
     4.250%,  11/20/98                 5,000         5,017
   Holyoke, BAN
     4.250%,  03/06/98                 1,680         1,680
   New England, Student Loan
     Authority, Ser G, RB
     4.700%,  08/01/98                 2,000         2,007
                                                ----------
                                                    13,534
                                                ----------
MICHIGAN -- 1.8%
   Birmingham, Economic
     Development Corporation,
     Brown Street Project,
     Ser 83, RB (A) (B) (C)
     3.725%,  03/06/98                 1,160         1,160
   Farmington Hills, Economic
     Development Authority,
     Brookfield Building Association
     Project, RB (A) (B) (C)
     3.500%,  03/06/98                 1,915         1,915
   Job Development Authority,
     RB (A) (B) (C)
     3.500%,  03/06/98                 1,300         1,300

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   McDonald Tax Exempt Mortgage
     Trust #1, RB (A) (B) (C)
     4.500%,  03/15/98              $    467    $      467
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
     3.475%,  03/06/98                   500           500
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.500%,  08/15/98                   105           105
   Plymouth Township, Economic
     Development Authority, Key
     International Project,
     RB (A) (B) (C)
     3.700%,  03/06/98                 3,400         3,400
   Saline, Economic Development
     Authority, Brecon Village
     Project, RB (A) (B) (C)
     3.550%,  03/06/98                11,700        11,700
                                                ----------
                                                    20,547
                                                ----------
MINNESOTA -- 3.7%
   Bloomington Commercial
     Development, ATS II Project,
     RB (A) (B) (C)
     3.740%,  03/06/98                 3,930         3,930
   Bloomington, Multi-Family
     Housing Authority, Hampshire
     Apartments Project, RB (A) (B)
     3.450%,  03/06/98                15,000        15,000
   Brooklyn, Center Development
     Project, Brookdale Office Park,
     Ser 84, RB (A) (B) (C)
     3.550%,  03/06/98                 2,860         2,860
   Minneapolis, Ser A, RB (A) (B) (C)
     3.450%,  03/06/98                12,300        12,300
   Minneapolis, Various Purpose,
     Ser 95-B, GO (A) (B)
     3.450%,  03/06/98                 2,125         2,125
   New Brighton, Commercial
     Development Authority, Business
     Center Project, RB (A) (B)
     3.710%,  03/06/98                 2,675         2,675
   New Brighton, Commercial
     Development Authority,
     Venture I Project, Ser A,
     RB (A) (B)
     3.710%,  03/06/98                 1,655         1,655
   Plymouth, Industrial Development
     Authority, Banner Engineering
     Project, RB (A) (B) (C)
     3.550%,  03/06/98                 1,800         1,800

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Saint Paul Housing &
     Redevelopment Authority,
     Lutheran Social Service
     Project, RB (A) (B) (C)
     3.550%,  03/06/98              $    735    $      735
   Saint Paul Housing &
     Redevelopment Authority,
     Science Museum of Minnesota
     Project, Ser B, RB (A) (B) (C)
     3.400%,  03/06/98                   300           300
                                                ----------
                                                    43,380
                                                ----------
MISSISSIPPI -- 0.1%
   Desoto County, Industrial
     Development Revenue,
     American Soap Company
     Project, RB (A) (B) (C)
     5.015%,  03/06/98                   900           900
                                                ----------
MISSOURI -- 2.0%
   Howell County, Industrial
     Development Authority,
     Safeway Incorporated
     Project, RB (A) (B) (C)
     3.700%,  08/01/98                 3,565         3,565
   Kansas City, Industrial
     Development Authority,
     Baptist Health System,
     Ser A, RB (A) (B) (C)
     3.400%,  03/06/98                 2,900         2,900
   Macon City, Industrial
     Development Authority,
     Health Care Realty Macon
     Project, RB (A) (B) (C)
     3.750%,  03/06/98                 1,640         1,640
   Missouri State Health &
     Educational Facilities Authority
     Christian Health Services,
     Ser B, RB, (A) (B) (C)
     3.400%,  03/06/98                 1,100         1,100
   Saint Louis County, Industrial
     Development Authority, Schnuck
     Markets Kirkwood Incorporated,
     RB (A) (B) (C)
     3.475%,  03/06/98                 3,350         3,350
   Saint Louis, Grantor Trust,
     Ser 96-A, COP, (A) (B) (C)
     3.600%,  03/06/98                10,865        10,865
                                                ----------
                                                    23,420
                                                ----------
MONTANA -- 0.2%
   Great Falls, Industrial Development
     Revenue, Safeway Project,
     RB (A) (B) (C)
     3.900%,  06/01/98                 2,090         2,090
                                                ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
22

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NEBRASKA -- 0.3%
   Nebraska, Education Facility
     Education Finance Authority
     Revenue, Creighton University
     Project, Ser A, RB, AMBAC (A) (B)
     3.450%,  03/06/98              $  3,750    $    3,750
                                                ----------
NEVADA -- 0.7%
   Henderson, Public Improvement
     Trust, Multi-Family Housing,
     Pueblo Verde I+II Apartment
     Project, Ser 95-A/95,
     RB (A) (B) (C)
     3.550%,  03/06/98                 2,235         2,235
   Henderson, Public Improvement
     Trust, Multi-Family Housing,
     Pueblo Verde, RB (A) (B) (C)
     3.550%,  03/06/98                 5,715         5,715
                                                ----------
                                                     7,950
                                                ----------
NEW HAMPSHIRE -- 0.9%
   Education & Health Facilities
     Authority, Dartmouth Education
     Loan Project, RB (A) (B)
     3.950%,  06/01/98                 4,000         4,000
   New Hampshire State Higher
     Educational & Health Facilities
     Authority, Alice Peck Day
     Lifecare Project, RB (A) (B)
     3.400%,  03/06/98                 2,800         2,800
   Strafford County,
     TAN 12/31/98
     3.920%,  12/31/98                 4,000         4,004
                                                ----------
                                                    10,804
                                                ----------
NEW JERSEY -- 0.2%
   Northwest Mutual Life, Tax
     Exempt Mortgage Trust,
     RB (A) (B) (C)
     4.500%,  08/15/98                   188           189
   Ventnor City, Ser A, BAN
     4.250%,  04/30/98                 2,000         2,000
                                                ----------
                                                     2,189
                                                ----------
NEW MEXICO -- 0.7%
   Albuquerque Metropolitan
     Redevelopment Authority,
     Springer Square Project,
     RB (A) (B) (C)
     3.850%,  03/06/98                 3,000         3,000
   New Mexico State Highway
     Revenue Authority, Sub Lien
     Project, RB, FSA (A) (B)
     3.400%,  03/06/98                 5,000         5,000
                                                ----------
                                                     8,000
                                                ----------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NEW YORK -- 4.9%
   Board of Education, St. Lawrence
     and Lewis County, RAN
     4.375%,  06/26/98              $  3,000    $    3,003
   Freeport, Unified Free School
     District, TAN
     4.250%,  06/29/98                 5,000         5,003
   Lindenhurst, Unified Free School
     District, TAN
     4.250%,  06/24/98                 4,000         4,003
   Monroe County, Industrial
     Development Authority,
     Rochester District Project,
     RB (A) (B) (C)
     3.600%,  03/06/98                 2,300         2,300
   Nassau County, Ser A, RAN
     4.250%,  03/10/98                 9,500         9,501
   North Hempstead, BAN, Ser C
     4.500%,  05/06/98                17,729        17,742
   North Hempstead, BAN, Ser D
     4.100%,  08/07/98                 7,000         7,003
   Roosevelt, Free School District,
     TRAN, GO
     4.500%,  06/30/98                 3,300         3,304
   Saratoga County, Shenendehowa
     Central School District, GO
     4.100%,  06/17/98                 3,000         3,001
   Utica, City School District RAN
     4.000%,  06/30/98                 1,500         1,501
                                                ----------
                                                    56,361
                                                ----------
NORTH CAROLINA -- 0.1%
   Beaufort, Industrial Facility,
     Pollution Control Authority,
     Texas Gulf Corporation Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                 1,000         1,000
                                                ----------
NORTH DAKOTA -- 0.1%
   Fargo Kelly Inn, Fargo Project,
     Ser 93, RB (A) (B) (C)
     3.550%,  03/06/98                 1,155         1,155
                                                ----------
OHIO -- 4.9%
   Crawford County, BAN
     4.000%,  02/12/99                 3,500         3,507
   Cuyahoga County, Hospital
     Authority, Cleveland Clinic
     Project, Ser A, RB (A) (B)
     3.400%,  03/06/98                 5,500         5,500
   Franklin County, Industrial
     Development Authority,
     Leveque & Associates
     Project, RB (A) (B) (C)
     3.850%,  06/01/98                 1,370         1,370

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Hamilton County, Hospital
     Facility Authority, Childrens
     Medical Center Project,
     Ser A, RB (A) (B) (C)
     3.550%,  03/06/98             $   3,000    $    3,000
   Highland County, Industrial
     Development Authority,
     Lancaster Colony Corporation,
     RB (A) (B) (C)
     3.800%,  03/01/98                 1,700         1,700
   Lorain County, Independent Living
     Facilities Authority, Elyria
     Methodist Project, Ser A,
     RB (A) (B) (C)
     3.450%,  03/06/98                 5,700         5,700
   Lorain County, Leving & Hospital
     Facilities, United Methodist
     Village Project, Ser 1996B,
     RB (A) (B) (C)
     3.450%,  06/01/12                 3,600         3,600
   Marion County, Hospital Revenue,
     Pooled Lease Program, Ser 91,
     RB (A) (B) (C)
     3.450%,  03/06/98                 1,235         1,235
   McDonald Tax Exempt Mortgage
     Trust #1, (A) (B) (C)
     4.500%,  03/15/98                 2,180         2,181
   Northwest, BAN
     4.840%,  06/17/98                 4,000         4,014
   Ohio State, Air Quality
     Development Authority, Ohio
     Edison Project, Ser A,
     RB (A) (B) (C)
     4.350%,  08/01/98                 3,000         3,007
   Ohio State, Higher Education
     Facility, Education Authority,
     RB (A) (B) (C)
     3.400%,  03/06/98                16,315        16,315
   Scioto County, Health Care Facilities,
     Hill View Retirement Project,
     RB (A) (B) (C)
     3.850%,  06/01/98                 1,820         1,820
   Stark County, Health Care Facility,
     Canton Christian Home Project,
     Ser 90, RB (A) (B) (C)
     3.750%,  03/01/98                 1,300         1,300
   Stark County, Health Care Facility,
     Christian Home,  RB (A) (B) (C)
     3.800%,  03/15/98                 1,540         1,540
   Trumbull County, Industrial
     Revenue Authority, Howland
     Association Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                   520           520
                                                ----------
                                                    56,309
                                                ----------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
OKLAHOMA -- 1.1%
   Claremore, Industrial and
     Redevelopment Authority,
     Worthington Cylinder
     Project, RB (A) (B) (C)
     3.500%,  03/06/98              $  1,100    $    1,100
   Oklahoma Mid-West Tax Exempt
     Mortgage Bond Trust,
     RB (A) (B)
     3.450%,  03/06/98                   233           233
   Tulsa City, Industrial Development
     Authority, Health Care, Laureate
     Psychiatric Project, RB (A) (B)
     3.900%,  06/15/98                 8,500         8,500
   Tulsa, Parking Authority, Refunding
     First Mortgage Williams Project 84,
     Ser A, RB (A) (B) (C)
     3.800%,  05/15/98                 2,900         2,900
                                                ----------
                                                    12,733
                                                ----------
OREGON -- 0.2%
   Lane County, Industrial
     Development Authority,
     Weyerhaeuser Project,
     RB (A) (B)
     3.485%,  03/06/98                 1,000         1,000
   Portland, Multi-Family Housing
     Authority, South Park Block
     Project, Ser A, RB (A) (B) (C)
     3.450%,  03/06/98                 1,700         1,700
                                                ----------
                                                     2,700
                                                ----------
PENNSYLVANIA -- 9.5%
   Allegheny County, Industrial
     Development Authority,
     Longwood At Oakmont Project,
     Ser D, RB (A) (B) (C)
     3.800%,  03/02/98                 1,260         1,260
   Berks County, Industrial
     Development Authority,
     Rilsan Industrial Project,
     RB (A) (B) (C)
     3.475%,  03/06/98                 1,600         1,600
   Blair County, Hospital Authority,
     First Mortgage-Mercy Hospital
     Project, Pre-Refunded @ 102 (D)
     8.125%,  02/01/99                 2,750         2,911
   Clarion County, Industrial
     Development Authority,
     Meritcare Project, Ser A,
     RB (A) (B) (C)
     3.450%,  03/06/98                 1,200         1,200


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
24

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Dauphin County, General Authority
     Education & Health Loan
     Project, RB (A) (B)
     3.460%,  03/06/98              $  6,000    $    6,000
   Dauphin County, General Authority
     Pooled Finance Project II, RB,
     AMBAC (A) (B)
     3.550%,  03/06/98                 6,100         6,100
   East Hempfield Township,
     Industrial Development
     Authority, Mantua Housing
     Project, RB (A) (B) (C)
     3.650%,  03/06/98                 2,500         2,500
   Easton, City School District
     Authority, GO (A) (B)
     3.460%,  03/05/98                 7,000         7,000
   Emmaus, General Authority,
     RB, FSA (A) (B)
     3.400%,  03/06/98                18,910        18,910
   Emmaus, General Authority,
     Ser H, RB (A) (B) (C)
     3.500%,  03/06/98                   500           500
   Emmaus, General Authority
     Revenue, Local Government
     Project, Ser G-7, RB (A) (B)
     3.500%,  03/06/98                 2,200         2,200
   Higher Education Facility,
     Allegheny College Project,
     RB (A) (B) (C)
     3.400%,  03/06/98                 1,900         1,900
   Lancaster County, Higher
     Education Authority, Franklin &
     Marshall College Project,
     RB (A) (B) (C)
     3.560%,  03/06/98                 1,000         1,000
   Lebanon County, Health Facility
     Center Revenue Authority,
     United Church Christ
     Homes Project, RB (A) (B) (C)
     3.450%,  03/06/98                 3,400         3,400
   McCandless, Industrial
     Development Authority,
     Bradford Foundation
     Project, Ser A, RB (A) (B) (C)
     3.450%,  03/06/98                 1,730         1,730
   McDonald Tax Exempt Mortgage
     Trust #1, (A) (B) (C)
     4.500%,  03/15/98                   467           467
   Montgomery County, Higher
     Education & Health Authority,
     Hospital Revenue, RB (A) (B) (C)
     3.450%,  03/06/98                 9,250         9,250

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Higher
     Education & Health Authority,
     Ser A, RB (A) (B) (C)
     3.450%,  03/06/98               $16,560    $   16,560
   Montgomery County, Higher
     Education & Health Authority,
     William Penn Charter School
     Project, RB (A) (B) (C)
     3.300%,  03/06/98                 2,800         2,800
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.500%,  08/15/98                    76            77
   Philadelphia, Authority for
     Industrial Development Revenue,
     City Line Holiday Inn Project,
     Ser 96, RB (A) (B)
     3.550%,  03/06/98                 5,500         5,500
   Philadelphia, Industrial Revenue
     Authority, Inglis Housing Project,
     RB (A) (B)
     3.450%,  03/06/98                14,000        14,000
   Schuylkill County, Resource
     Recovery Revenue Authority,
     Northeastern Power Project,
     Ser A, RB (A) (B)
     3.550%,  03/02/98                 3,100         3,100
                                                ----------
                                                   109,965
                                                ----------
RHODE ISLAND -- 0.5%
   Cranston, BAN
     4.550%,  06/15/98                 6,000         6,008
                                                ----------
SOUTH CAROLINA -- 2.4%
   Anderson County, School District
     Authority, GO
     5.125%,  05/01/98                 1,000         1,002
   Charleston Center Tax Exempt
     Bond Grantor Trust #1,
     RB (A) (B) (C)
     3.650%,  08/01/98                 7,262         7,263
   Charleston Center Tax Exempt
     Bond Grantor Trust #2,
     RB (A) (B) (C)
     3.800%,  05/01/98                 4,000         4,000
   Charleston Center Tax Exempt
     Bond Grantor Trust #5,
     RB (A) (B) (C)
     3.750%,  03/06/98                 4,035         4,035
   Charleston Center Tax Exempt
     Bond Grantor Trust #4,
     RB (A) (B) (C)
     3.900%,  06/01/98                 7,267         7,268
   South Carolina, State Educational
     Facilities Authority, Morris
     College Project, RB (A) (B) (C)
     3.500%,  03/06/98                 3,000         3,000

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Walhalla, Revenue Authority,
     Avondale Mills Project,
     RB (A) (B) (C)
     3.500%,  03/06/98              $    900    $      900
                                                ----------
                                                    27,468
                                                ----------
SOUTH DAKOTA -- 0.6%
   South Dakota State, Health and
     Educational Facility Authority,
     Sioux Valley Hospital, Rapid City
     Regional Hospital Project,
     RB (A) (B)
     3.450%,  03/06/98                 6,000         6,000
   Watertown, Industrial
     Development Authority,
     Ramkota Project, Ser 93,
     RB (A) (B) (C)
     3.550%,  03/06/98                 1,280         1,280
                                                ----------
                                                     7,280
                                                ----------
TENNESSEE -- 4.9%
   Clarksville, Public Building
     Authority, Pooled Financing
     Project (A) (B) (C)
     3.450%,  03/06/98                16,170        16,170
   GAF Tax Exempt Bond Grantor Trust,
     Ser A, RB (A) (B) (C)
     4.300%,  03/06/98                 4,480         4,480
   Knox County, Industrial
     Development Revenue Authority,
     Center Square 11 Limited
     Project, RB (A) (B) (C)
     3.400%,  03/06/98                 5,000         5,000
   Montgomery County, Public
     Building Authority Pooled,
     Financing Government Revenue,
     Tennessee County Loan Pool
     Project, RB (A) (B) (C)
     3.450%,  03/06/98                 8,000         8,000
   Nashville & Davidson County,
     Health & Education Facilities
     Authority, Adventist/Sunbelt
     Project, Ser A,
     RB (A) (B) (C)
     3.400%,  03/06/98                 3,495         3,495
   Nashville & Davidson County,
     Health & Educational Facilities
     Revenue Authority, Adventist
     Health Systems Project,
     Ser A, RB (A) (B) (C)
     3.400%,  03/06/98                 5,960         5,960

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Nashville & Davidson County,
     Health and Educational Facilities
     Authority, Belmont University
     Project, RB (A) (B) (C)
     3.500%,  03/06/98              $  5,700    $    5,700
   Nashville Metropolitan
     Government, Toys "R" Us
     Project, Ser 84, RB (A) (B) (C)
     3.600%,  03/06/98                 1,030         1,030
   Shelby County, Health Education
     & Housing Facilities,
     Metropolitan Government
     Industrial Development,
     Rhodes College Project,
     RB (A) (B) (C)
     3.700%,  03/06/98                 3,400         3,400
   Shelby County, Health Education
     & Housing Facility Revenue,
     Saint Peter Villa Project,
     RB (A) (B) (C)
     3.600%,  03/06/98                 3,105         3,105
                                                ----------
                                                    56,340
                                                ----------
TEXAS -- 6.2%
   Austin, Utility System Revenue,
     GO, Ser A
     5.300%,  11/15/98                 4,585         4,636
   Brazo River, Hoffman-LaRoche
     Project, Ser 85,  RB (A) (B) (C)
     3.475%,  03/06/98                 1,000         1,000
   Corpus Christi, Industrial
     Development Committee,
     Texas-Air Project, RB (A) (B) (C)
     3.750%,  08/01/98                 4,745         4,745
   Corpus Christi, Industrial
     Development Authority,
     Lantana Project, RB (A) (B) (C)
     3.450%,  03/06/98                 2,485         2,485
   Gulf Coast, Industrial
     Development Authority,
     Petrounited Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                 5,500         5,500
   Harris County, Health Facilities,
     Development Corporate
     Authority, Buckner Retirement
     Services Project, RB (A) (B) (C)
     3.400%,  03/06/98                13,350        13,350
   Harris County, Multi-Family
     Housing Authority, Glenhollow
     Project,  RB (A) (B) (C)
     3.725%,  03/06/98                 1,600         1,600


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
26

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Harris County, Multi-Family
     Housing, Greenhouse Project,
     RB (A) (B) (C)
     3.725%,  03/06/98              $  1,985    $    1,985
   Nacogdocles, Health Finance
     Development Committee,
     South Central Health Services
     Project, RB (A) (B) (C)
     3.700%,  03/06/98                 2,400         2,400
   North Carolina, National Bank
     Tax Exempt Trust,
     Ser 90-B, (A) (B) (C)
     4.250%,  03/06/98                 1,500         1,500
   Red River, Pollution Control
     Authority, Southwestern
     Public Service Project,
     RB (A) (B) (C)
     3.550%,  03/06/98                 5,000         5,000
   San Angelo, Independent School
     District, GO (B)
     3.900%,  04/09/98                11,050        11,057
   Tarrant County, Health Facility
     Development Authority,
     Adventist Health System
     Project, Ser A, RB (A) (B) (C)
     3.400%,  03/06/98                 6,000         6,000
   Tarrant County, Health
     Facility Development Authority,
     Adventist/Sunbelt Project,
     Ser A, RB (A) (B) (C)
     3.400%,  03/06/98                 8,655         8,655
   Trinity River, Industrial
     Development Authority, Trinity
     River Project, RB (A) (B) (C)
     3.475%,  03/06/98                 2,000         2,000
                                                ----------
                                                    71,913
                                                ----------
UTAH -- 0.8%
   Carbon County, Pollution Control
     Authority, Pacificorp Project,
     RB, AMBAC (A) (B) (C)
     3.650%,  03/02/98                 1,000         1,000
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.500%,  08/15/98                    88            88
   Salt Lake City, Industrial
     Development Authority,
     Deveraux Partners Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                 2,500         2,500

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Sandy City, Industrial
     Development Authority,
     Boyer 106 S Project,
     RB (A) (B) (C)
     3.400%,  03/06/98              $  2,750    $    2,750
   Sandy City, Industrial
     Development Authority,
     Boyer Alta View Project,
     RB (A) (B) (C)
     3.400%,  03/06/98                 1,660         1,660
   West Valley, Industrial
     Development Authority,
     Johnson Matthey Project,
     RB (A) (B) (C)
     3.750%,  03/02/98                 1,000         1,000
                                                ----------
                                                     8,998
                                                ----------
VIRGINIA -- 1.7%
   Greensville County, Industrial
     Development Authority, Georgia
     Pacific Project, RB (A) (B)
     3.500%,  03/06/98                 1,350         1,350
   Harrisonburg, Multi-Family Housing,
     Authority, Rolling Brook Village
     Apartment, RB (A) (B) (C)
     3.750%,  02/01/99                 7,000         7,000
   Norfolk Industrial Development
     Authority, Toys "R" Us Project,
     Ser 1984 (A) (B) (C)
     3.475%, 03/06/98                  1,425         1,425
   Northwest Mutual Life Tax Exempt
     Mortgage Trust,  RB (A) (B) (C)
     4.500%,  08/15/98                    31            32
   Richmond, Public Utility Authority,
     Ser A, RB (A) (B) (C)
     3.500%,  03/06/98                 7,500         7,500
   Virginia State, Commonwealth
     University Authority, Medical
     College Hospital Project, Ser D, RB
     3.900%,  07/01/98                 3,000         3,003
                                                ----------
                                                    20,310
                                                ----------
WASHINGTON -- 0.5%
   Kent, Economic Development
     Authority, Northwest Aluminum
     Products Project, RB (A) (B) (C)
     3.850%,  03/06/98                 1,500         1,500
   Washington State, Housing Finance
     Commission, Mill Plains Crossing
     Project, Ser 1985, RB (A) (B) (C)
     3.400%,  03/06/98                 4,300         4,300
                                                ----------
                                                     5,800
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


INSTITUTIONAL TAX FREE PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
WEST VIRGINIA -- 1.7%
   Charleston, Building Common
     Parking Facility Authority,
     Charlestown Town Center,
     Ser A, RB (A) (B) (C)
     3.500%,  03/06/98               $12,935    $   12,935
   Parkersburg, Industrial
     Development Authority, B-H
     Associates Project,
     RB (A) (B) (C)
     3.725%,  03/06/98                 3,500         3,500
   West Virginia State, Hospital
     Finance Authority,
     St. Joseph's Hospital
     Project, RB (A) (B) (C)
     3.450%,  03/06/98                 2,400         2,400
   Wood County, Industrial
     Development Authority, Aga
     Gas Project, RB (A) (B) (C)
     3.700%,  03/06/98                   820           820
                                                ----------
                                                    19,655
                                                ----------
WISCONSIN -- 3.1%
   Augusta, Industrial Development
     Authority, Ball Project,
     RB (A) (B) (C)
     3.500%,  03/06/98                 2,650         2,650
   Beaver Dam, Unified School
     District TRAN
     4.000%,  08/21/98                 2,000         2,003
   De Forest, TRAN
     4.080%,  09/18/98                 2,800         2,800
   Delavan Darein, School
     District, BAN
     4.150%,  04/15/98                 2,000         2,001
   Elkhorn, School District, BAN,
     4.250%,  04/01/98                 1,285         1,285
   Grafton, TRAN
     4.110%,  06/30/98                 1,550         1,551
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.500%,  08/15/98                    91            92
   Village of Menomonee, Industrial
     Development Authority, Maysteel
     Corporation Project, RB (A) (B) (C)
     3.550%,  03/06/98                 3,000         3,000
   Wausau, Industrial Development
     Authority, Venture Partnership
     Project, RB (A) (B) (C)
     3.550%,  03/06/98                10,000        10,000
   Westby, TRAN
     3.900%,  10/30/98                 1,700         1,702
   Whitehall, TRAN
     4.100%,  09/28/98                 1,700         1,700

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Wisconsin State, Health and
     Educational Facility Authority,
     Riverview Hospital Association
     Project, Ser B, RB
     3.900%,  03/02/98               $ 1,000    $    1,000
   Wisconsin State, TRAN
     3.750%,  07/01/98                 4,000         4,002
   Wisconsin State University,
     Hospital and Clinics Authority,
     Hospital Project, RB, MBIA (A) (B)
     3.400%,  03/06/98                 1,600         1,600
                                                ----------
                                                    35,386
                                                ----------
WYOMING -- 0.4%
   Cheyenne County, Revenue
     Refunding, Holiday Inn Project,
     RB (A) (B) (C)
     3.900%,  04/01/98                 1,245         1,245
   Evanston, Industrial Development
     Authority, Safeway Incorporated
     Project, RB (A) (B) (C)
     3.900%,  06/01/98                 3,700         3,700
   Northwest Mutual Life Tax Exempt
     Mortgage Trust,  RB (A) (B) (C)
     4.500%,  08/15/98                    66            67
                                                ----------
                                                     5,012
                                                ----------
Total Municipal Bonds
   (Cost $1,126,376)                             1,126,376
                                                ----------
Total Investments -- 97.4%
   (Cost $1,126,376)                             1,126,376
                                                ----------
Other Assets and Liabilities, Net -- 2.6%           30,609
                                                ----------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on,
   1,039,222,966 outstanding
   shares of beneficial interest                 1,039,054
Portfolio Shares of Class B
   (unlimited authorization --
   no par value) based on,
   96,248,581 outstanding
   shares of beneficial interest                    96,249
Portfolio Shares of Class C
   (unlimited authorization --
   no par value) based on,
   21,681,741 outstanding
   shares of beneficial interest                    21,682
Undistributed net investment income                      4
Accumulated net realized loss
   on investments                                       (4)
                                                ----------
 Total Net Assets -- 100.0%                     $1,156,985
                                                ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
28

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                ==========
AMBAC  AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN    BOND ANTICIPATION NOTE
FGIC   FINANCIAL GUARANTY INSURANCE CORPORATION
FNMA   FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA    FINANCIAL SECURITY ASSURANCE
GO     GENERAL OBLIGATION
RAN    REVENUE ANTICIPATION NOTE
RB     REVENUE BOND
SER    SERIES
TAN    TAX ANTICIPATION NOTE
TAW    TAX ANTICIPATION WARRANT
TECP   TAX EXEMPT COMMERCIAL PAPER
TRAN   TAX & REVENUE ANTICIPATION NOTE
USD    UNIFIED SCHOOL DISTRICT
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1998.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.



PENNSYLVANIA TAX FREE PORTFOLIO

MUNICIPAL BONDS -- 96.2%
PENNSYLVANIA -- 96.2%
   Allegheny County, Hospital
     Development Authority,
     Ser 88-D, RB (A) (B) (C)
     3.350%,  03/06/98                $  600       $   600
   Allegheny County, Hospital
     Development Authority, General
     Hospital Project, Ser B (A) (B) (C)
     3.200%,  03/06/98                 1,000         1,000
   Berks County, Industrial
     Development Authority, Rilsan
     Industrial Project, RB (A) (B) (C)
     3.475%,  03/06/98                 1,350         1,350

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Bradford County, Industrial
     Development Authority, Guthrie
     Project, RB (A) (B) (C)
     3.700%,  03/06/98               $ 1,200       $ 1,200
   Butler County, Industrial
     Development Authority, Pennzoil
     Project, RB (A) (B) (C)
     3.650%,  03/06/98                   600           600
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Parkay Center West
     Project, Ser A, RB (A) (B) (C)
     3.450%,  03/06/98                 1,100         1,100
   Chester County, Health & Education
     Facilities Authority, Barclay
     Friends Project, Ser A,
     RB (A) (B) (C)
     3.400%,  03/06/98                 1,600         1,600
   Clarion County, Industrial
     Development Authority, Meritcare
     Project, Ser A, RB (A) (B) (C)
     3.450%,  03/06/98                   900           900
   Dauphin County, General Hospital
     Authority, Reading Hospital and
     Medical Center Project,
     Ser A, RB (A) (B)
     3.400%,  03/06/98                   700           700
   Delaware County, Industrial
     Development Authority,
     Henderson/Radnor Joint Venture
     Project, RB (A) (B) (C)
     3.600%,  03/06/98                 1,095         1,095
   Easton, City School District
     Authority, GO, FGIC (A) (B)
     3.460%,  03/06/98                 1,600         1,600
   Emmaus, General Authority,
     RB (A) (B)
     3.400%,  03/06/98                 1,200         1,200
   Emmaus, General Authority,
     Local Government
     Ser G-7, RB (A) (B)
     3.500%,  03/06/98                   200           200
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A) (B)
     3.560%,  03/06/98                   715           715
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of America
     Project, Ser 92, RB (A) (B)
     3.550%,  03/06/98                 1,020         1,020

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


PENNSYLVANIA TAX FREE PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of America
     Project, Ser 92, RB (A) (B)
     3.550%,  03/06/98               $ 1,000       $ 1,000
   Lehigh County, Water Authority,
     RB, FGIC (A) (B)
     3.350%,  03/06/98                   635           635
   Lehigh County, General Purpose
     Authority, Muhlenberg College
     Project, RB, AMBAC
     3.750%,  08/01/98                   400           400
   Lehigh County, Water and Sewer
     Authority, Ser B, FGIC (A) (B)
     3.350%,  03/06/98                   380           380
   Lewisburg School District, TRAN
     4.230%,  06/30/98                 1,500         1,501
   Lower Paxton, Township
     GO, MBIA
     3.900%,  05/15/98                   255           255
   Mercersburg Boro, Educational
     Facility Authority, Mercersburg
     College Project (A) (B) (C)
     3.550%,  03/06/98                 1,000         1,000
   Montgomery County, Higher
     Education & Health Facility
     Authority, Higher Education &
     Loan Project, Ser 96-A,
     RB (A) (B) (C)
     3.450%,  03/06/98                   500           500
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                   100           100
   Norristown, TRAN
     4.050%,  12/31/98                 1,250         1,250
   Northumberland County,
     Industrial Development Authority,
     Atlas Development Association
     Project, RB (A) (B) (C)
     3.450%,  03/06/98                    85            85
   Northumerberland County, Merck
     Corporation, Atlas Development
     Association Project, RB (A) (B)
     3.600%,  03/06/98                 1,300         1,300
   Pennsylvania, Hospital & Higher
     Education Facility, Children's
     Hospital Project, RB (A) (B)
     3.650%,  03/02/98                 1,300         1,300

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania, Intergovernmental
     Cooperative Authority, Special Tax
     Revenue, Funding Project, RB
     5.000%,  06/15/98               $ 1,000       $ 1,004
   Pennsylvania Commonwealth,
     Ser A, GO
     6.500%,  06/01/98                   200           201
   Pennsylvania Commonwealth,
     Temple University Funding, GO
     4.750%,  05/18/98                 1,250         1,252
   Philadelphia, Industrial
     Development Authority, City
     Line Holiday Inn Project,
     Ser 96, RB (A) (B) (C)
     3.550%,  03/06/98                 1,500         1,500
   Philadelphia, Redevelopment
     Authority, Rivers Edge Project,
     RB (A) (B) (C)
     3.650%,  03/06/98                 1,400         1,400
   Philadelphia, School District
     Authority, TRAN (C)
     4.500%,  06/30/98                 1,500         1,503
   Radnor Township, GO
     3.700%,  10/01/98                   200           200
   Sayre, Health Care Facility
     Authority, Pennsylvania Capital
     Financing Project, Ser 85A,
     RB, AMBAC (A) (B)
     3.350%,  03/06/98                   200           200
   Schuylkill County, Resource
     Recovery Revenue Authority,
     Northeastern Power Project,
     Ser A, RB (A) (B)
     3.550%,  03/02/98                   900           900
   Scranton-Lackawana, Health &
     Welfare Authority, University of
     Scranton Project, RB (A) (B) (C)
     3.900%,  05/01/98                   670           670
   Somerset County, Hospital Authority,
     Somerset Community Hospital
     Project, Ser A, RB (A) (B) (C)
     4.250%,  03/06/98                 1,000         1,001
   Union County, Hospital Authority
     Revenue, United Care Methodist
     Continuing Care Services Project,
     RB (A) (B) (C)
     3.450%,  03/06/98                 1,375         1,375
   West Allegheny, School District
     Authority, GO,
     Pre-Refunded @ 100 (D)
     6.600%,  02/01/99                   600           616


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
30

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   York County, General Authority,
     Pooled Finance, RB (A) (B) (C)
     3.450%,  03/06/98               $ 1,600       $ 1,600
                                                   -------
                                                    38,008
                                                   -------
Total Municipal Bonds
   (Cost $38,008)                                   38,008
                                                   -------
Total Investments -- 96.2%
   (Cost $38,008)                                   38,008
                                                   -------
Other Assets and Liabilities, Net -- 3.8%            1,485
                                                   -------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   39,505,665 outstanding shares
   of beneficial interest                           39,505
Undistributed net investment income                      3
Accumulated net realized loss
   on investments                                      (15)
                                                   -------
Total Net Assets -- 100.0%                         $39,493
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                   =======

AMBAC  AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN    BOND ANTICIPATION NOTE
FGIC   FINANCIAL GUARANTY INSURANCE CORPORATION
GO     GENERAL OBLIGATION
MBIA   MUNICIPAL BOND INSURANCE ASSOCIATION
RB     REVENUE BOND
SER    SERIES
TAN    TAX ANTICIPATION NOTE
TECP   TAX EXEMPT COMMERCIAL PAPER
TRAN   TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1998.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


INTERMEDIATE-TERM
MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 104.9%
ALABAMA -- 1.4%
   Alabama, Water Pollution Control
     Authority, Revolving Flood Line
     Ser A, RB, AMBAC
     4.750%,  08/15/08               $ 1,105      $  1,130
   Alabama State Docks Department
     RB, MBIA
     6.000%,  10/01/01                 1,000         1,099
     5.250%,  10/01/08                 1,000         1,030
   State Private Colleges, Tuskegee
     University Project, Ser A, RB
     5.700%,  09/01/10                   825           884
   State Private Colleges & Tuskegee
     University Project, Ser A, RB
     5.700%,  09/01/11                   870           929
                                                  --------
                                                     5,072
                                                  --------
 ALASKA -- 1.1%
   Anchorage Electric Utility,
     RB, MBIA
     8.000%,  12/01/06                 1,775         2,230
     8.000%,  12/01/07                 1,310         1,672
                                                  --------
                                                     3,902
                                                  --------
 ARIZONA -- 0.5%
   Tempe, GO
     8.000%,  07/01/01                   735           824
   Yuma County, Jail Revenue,
     RB, AMBAC
     6.000%,  07/01/03                 1,025         1,116
                                                  --------
                                                     1,940
                                                  --------
 CALIFORNIA -- 22.0%
   Anaheim, Public Finance Authority,
     Electric Utility Project, RB, MBIA
     Callable 04/01/03 @ 102
     5.400%,  10/01/08                 2,000         2,110
   Anaheim Public Finance Authority,
     Public Improvements Project,
     Ser C, RB, FSA
     6.000%,  09/01/13                 2,325         2,639
   Bakersfield, Convention Center
     Expansion Project,  COP, MBIA
     5.200%,  04/01/05                 1,000         1,061
   California Housing Financial
     Agency Single-Family Mortgage,
     Ser C-4-Cl I, RB, FHA
     5.050%,  02/01/17                 2,735         2,766

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)



INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   California State, GO
     5.500%,  10/01/05               $ 2,000      $  2,165
     7.000%,  08/01/06                 1,525         1,813
     5.500%,  10/01/06                 2,000         2,177
     6.600%,  02/01/09                 1,000         1,179
   California, Statewide Communities
     Development Authority, St. Joseph
     Health System Project, COP
     5.000%,  07/01/05                 2,765         2,883
   Coachella Valley, Water District
     No. 71, Flood Control
     Project, COP, AMBAC
     5.000%,  10/01/08                 1,100         1,152
   Compton, Civic Center &
     Capital Improvement,
     Ser A, COP
     5.000%,  09/01/00                 1,000         1,014
   Contra Costa County, Merrithew
     Memorial Hospital Project,
     COP, MBIA
     5.250%,  11/01/05                 2,000         2,130
   Education Facility Authority,
     University of San Francisco,
     RB, MBIA
     6.000%,  10/01/08                 1,000         1,140
   Elk Grove, Unified School District
     Special Tax, Community Facilities
     District #1, GO, AMBAC
     6.500%,  12/01/07                 1,000         1,175
   Health Facilities Finance Authority,
     Presbyterian Hospital Project,
     RB, MBIA
     5.250%,  05/01/06                 2,080         2,210
   Health Facilities Finance Authority,
     Sisters of Providence, RB
     5.500%,  10/01/05                 1,100         1,171
   Health Facilities Finance Authority,
     Summit Medical Center Project,
     Ser A, RB, FSA
     5.250%,  05/01/04                 1,500         1,584
   Housing Finance Agency, Ser A,
     RB, MBIA
     5.300%,  08/01/14                   385           397
   Housing Finance Agency, Ser G,
     RB, Callable 08/01/04 @ 102
     7.250%,  08/01/17                 1,250         1,373
   Irvine Special Assessment,
     District 89-10, GO (A) (B) (F)
     3.650%,  03/02/98                    95            95
   Los Angeles, Airport, American
     Airlines, Ser E, (A) (B)
     3.700%,  03/02/98                   200           200

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles County, Public Works
     Financing Master Project, Ser A
     5.000%,  03/01/01               $ 7,000      $  7,219
   Los Angeles County, Public Works
     Financing Authority, Regal Park
     & Open Space District, Ser A, RB
     5.000%,  10/01/00                 1,900         1,955
   Los Angeles County, Public Works
     Financing Authority, Ser A,
     RB, MBIA
     5.125%,  09/01/08                 1,380         1,459
   Los Angeles County, Community
     Redevelopment Agency, Tax
     Allocation, Central Business
     District Project I
     4.700%,  11/15/03                   500           501
   Los Angeles County, Ser A, TRAN
     4.500%,  06/30/98                 5,300         5,316
   Los Angeles, Department of Water
     & Power Electric Plant, RB
     9.000%,  10/15/02                 2,000         2,410
   Los Angeles, Unified School District,
     Multiple Property Project,
     Ser A, COP, FSA
     5.100%,  10/01/06                 1,050         1,110
   Los Angeles, Unified School District,
     Ser A, GO, FGIC
     6.000%,  07/01/12                 1,880         2,138
   Los Angeles, Community
     Redevelopment Agency, Tax
     Allocation, Central Business
     District Project
     5.000%,  11/15/00                   500           510
   Modesto, Irrigation District Finance
     Authority, Ser A, RB, MBIA
     5.150%,  10/01/04                 1,000         1,060
   Mojave, Water Agency, GO, FGIC
     Callable 09/01/06 @ 102
     5.600%,  09/01/12                 1,000         1,071
   Oakland, Health Facilities Authority,
     Childrens Hospital Project,
     Ser A, RB
     5.000%,  07/01/01                 1,175         1,212
   Orange County, Local
     Transportation Authority, First
     Ser M, RB
     5.400%,  02/15/00                 1,000         1,027
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
     5.800%,  07/01/16                 1,000         1,074


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
32

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Orange County, Water District
     Project B, COP, (A) (B)
     3.600%,  03/02/98               $ 1,100      $  1,100
   Orville, Hospital, Ser A , RB
     5.500%,  12/01/06                 1,000         1,072
   Oxnard, School District,
     GO, MBIA
     5.375%,  08/01/09                 1,080         1,172
   Pomona, Unified School District,
     Ser A, GO, MBIA
     5.600%,  08/01/07                 1,040         1,141
   Public Works, State University
     Project, Ser A, RB
     5.500%,  10/01/07                 2,000         2,177
   Rancho Mirage, Joint Powers
     Finance Authority, Eisenhower
     Medical Center Project, Ser A, COP,
     MBIA Callable 07/01/07 @ 102
     5.125%,  07/01/09                 2,150         2,241
   San Bernardo County, Medical
     Center Financing Project,
     COP, MBIA
     5.000%,  08/01/03                 1,500         1,562
   Stanislaus, Waste to Energy
     Finance Authority, Ogden
     Martin Systems Project, RB
     Callable 01/01/00 @ 102
     7.625%,  01/01/10                   960         1,026
   State Educational Facilities,
     University of Southern California,
     Ser A, RB
     5.600%,  10/01/05                 1,140         1,241
   State, GO, Callable 06/01/06 @ 101
     5.250%,  06/01/12                 2,645         2,728
   Statewide Communities
     Development Authority,
     San Gabriel Valley-A, RB, COP
     6.000%,  09/01/06                 1,000         1,097
   University of California, Board of
     Regents, Ser B, RB
     6.500%,  09/01/02                 1,995         2,182
                                                  --------
                                                    79,235
                                                  --------
COLORADO -- 1.7%
   Colorado, Housing Finance
     Authority Single-Family Housing
     Project, Ser C-3
     4.800%,  11/01/16                 1,400         1,402
     6.750%,  05/01/17                 1,000         1,116
   Health Facilities Authority, Rocky
     Mountain Adventist, RB
     6.250%,  02/01/04                 1,500         1,609

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Obligation Board Authority,
     Student Loan Project, Ser L, RB
     6.100%,  09/01/02               $ 1,790      $  1,895
                                                  --------
                                                     6,022
                                                  --------
 CONNECTICUT -- 0.7%
   Haddam, GO, AMBAC
     5.000%,  07/15/01                 1,000         1,031
   Mashantucket, Western Pequot
     Tribe, Ser A-144A, RB
     6.250%,  09/01/03                 1,000         1,082
   State Development Authority,
     Pollution Control, Frito-Lay/
     Pepsi Project
     6.375%,  07/01/04                   560           571
                                                  --------
                                                     2,684
                                                  --------
 DELAWARE -- 0.2%
   Delaware State, Ser A, GO
     4.500%,  04/01/98                   760           761
                                                  --------
 DISTRICT OF COLUMBIA -- 0.7%
   District of Columbia Hospital
     Revenue, Washington Hospital
     Center, RB, MBIA
     Callable 08/05/02 @ 102
     7.000%,  08/15/05                 1,500         1,674
   District of Columbia, Ser A, GO
     5.125%,  06/01/99                 1,000         1,010
                                                  --------
                                                     2,684
                                                  --------
 FLORIDA -- 4.2%
   Dade County, Ser CC, GO,
     AMBAC
     6.900%,  10/01/04                 1,125         1,299
     6.900%,  10/01/05                 1,025         1,197
     7.125%,  10/01/08                 1,470         1,797
   Dade County, Ser DD, GO, AMBAC
     7.600%,  10/01/05                 1,070         1,297
   Florida Housing Finance Authority,
     Capital Appreciation, Single-
     Family Mortgage, RB
     Callable 01/15/10 @ 45.469
     0.000%,  07/15/16                 1,565           200
   Florida State Board of Public
     Education, Ser B1, GO,
     Pre-Refunded 06/01/98 @
     102 (D)
     7.875%,  06/01/19                 1,700         1,751
   Hillsborough County, Utility
     Authority, RB, MBIA
     9.750%,  12/01/03                 1,425         1,721

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Palm Beach County, Solid Waste
     Authority, Ser A, RB,
     AMBAC
     6.000%,  10/01/08               $ 3,300      $  3,725
   Tampa, Health Systems Authority,
     Catholic Health Project,
     Ser A-3, RB
     5.500%,  11/15/05                 1,230         1,321
   Tampa, Health Systems Authority,
     Catholic Health Project,
     Ser A-2, RB
     5.500%,  11/15/08                 1,000           995
                                                  --------
                                                    15,303
                                                  --------
 GEORGIA -- 2.0%
   College Park, Business & Industrial
     Development Authority, Civic
     Center Project, Ser A, RB, FSA
     5.800%,  09/01/05                 1,165         1,277
   College Park, Business & Industrial
     Development Authority, Civic
     Center Project, Ser A, RB, FSA
     5.200%,  09/01/04                 1,105         1,166
   College Park, Industrial
     Development Authority,
     RB, FSA
     5.100%,  09/01/03                 1,050         1,100
   Gwinette County, School District
     Authority, GO
     Callable 02/01/01 @ 102
     9.500%,  02/01/02                 1,000         1,169
   Hall County, School District, GO
     5.000%,  11/01/00                 1,230         1,265
     5.000%,  11/01/01                 1,180         1,223
                                                  --------
                                                     7,200
                                                  --------
 GUAM -- 0.3%
   Guam, Government Limited
     Obligation, Infrastructure
     Improvement, Ser A, RB, AMBAC
     5.250%,  11/01/03                 1,000         1,054
                                                  --------
 HAWAII -- 0.5%
   Hawaii State, Ser CM, GO, FGIC
     5.500%,  12/01/03                 1,835         1,959
                                                  --------
 IDAHO -- 0.0%
   Power County, Pollution Control
     Revenue, FMC Corporation
     Project, RB (A) (B) (F)
     3.650%,  03/02/98                   100           100
                                                  --------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
 ILLINOIS -- 3.9%
   Cook County, GO, MBIA
     7.250%,  11/01/07               $ 2,000      $  2,425
   Development Finance Authority,
     Community Rehabilitation
     Providers, Ser A, RB
     5.600%,  07/01/05                 2,235         2,322
   Health Facility Authority,
     RB, MBIA
     7.900%,  08/15/03                   446           453
   Hospital Facilities, Metropolitan
     Pier & State Exposition
     Authority, McCormick Plaza
     Convention, RB
     6.250%,  07/01/17                   450           485
   Housing Development Authority,
     Ser A, RB,
     Callable 02/01/06 @ 102
     5.650%,  02/01/16                   855           866
   Illinois State, Educational Facility
     Authority, Northwestern
     University Project, RB,
     Callable 11/01/12 @ 100
     5.150%,  11/01/12                 2,000         2,017
   Kane & DeKalb County, Unified
     School District #301,
     GO, AMBAC
     6.300%,  12/01/04                 2,640         2,960
   McClean County, Public Building
     Commission, Lease Receipts,
     Law & Justice Center, GO
     7.300%,  11/01/02                 1,280         1,446
   State GO, Callable 08/01/99 @ 102
     6.375%,  08/01/00                 1,000         1,051
                                                  --------
                                                    14,025
                                                  --------
 INDIANA -- 0.5%
   Health Facilities Finance Authority,
     Sisters of Saint Francis Health
     Systems, RB,
     Pre-Refunded @ 100 (D)
     7.100%,  09/01/03                 1,555         1,672
   Rockport Pollution Control
     Revenue, AEP Generating
     Company, Project B, RB (A) (B)
     3.650%,  03/02/98                   100           100
                                                  --------
                                                     1,772
                                                  --------
 IOWA -- 0.3%
   Eddyville Pollution Control,
     Cargill Inc. Project, RB
     5.400%,  10/01/06                 1,000         1,074
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
34

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
 KANSAS -- 0.5%
   Kansas State Turnpike Authority,
     RB, AMBAC
     5.500%,  09/01/06               $ 1,500      $  1,605
                                                  --------
 KENTUCKY -- 1.2%
   Kentucky Infrastructure Authority,
     Revolving Funding, Ser L, RB
     5.500%,  06/01/07                 1,000         1,075
   Kentucky State Property and
     Buildings Commission,
     Project Number 55, RB
     6.000%,  09/01/08                 2,500         2,812
   State Turnpike Authority, Toll Road
     Project, Ser A, RB
     8.500%,  07/01/04                   410           418
                                                  --------
                                                     4,305
                                                  --------
 LOUISIANA -- 0.8%
   Housing Finance Agency, Single-
     Family Housing Project,
     RB, MBIA
     5.125%,  12/01/10                 1,530         1,561
   Jefferson Parish, Drain Sales Tax,
     RB, AMBAC
     5.000%,  11/01/09                 1,300         1,350
                                                  --------
                                                     2,911
                                                  --------
 MAINE -- 0.7%
   Maine Health & Higher Educational
     Facility Authority, RB
     5.250%,  07/01/07                 2,270         2,403
                                                  --------
 MARYLAND -- 2.3%
   Federick County, Ser B, GO,
     Pre-Refunded @ 102 (D)
     6.300%,  07/01/02                 1,000         1,105
   Howard County, Public
     Improvement, Ser A, GO
     5.000%,  02/15/07                 2,000         2,097
   Maryland State, Health & Higher
     Education Facility Authority, RB
     Callable 11/02/03 @ 100
     4.600%,  11/01/26                 2,000         2,027
   Maryland State, Health and
     Higher Education Facility
     Authority, John Hopkins
     University Project
     5.500% 07/01/02                   1,815         1,903
   University of Maryland, System
     Auxiliary Facility and Tuition,
     Ser A, RB
     5.000%,  04/01/05                 1,000         1,050
                                                  --------
                                                     8,182
                                                  --------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
 MASSACHUSETTS -- 6.6%
   Holyoke, GO, FSA
     5.500%,  06/15/03               $ 1,640      $  1,736
   Industrial Financing Agency, RB
     Mandatory Put 05/01/02 @ 100 (B) (E)
     5.000%,  05/01/26                 1,350         1,382
   Lowell, GO, FSA
     Callable 02/15/01 @ 103
     8.300%,  02/15/05                 1,855         2,108
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB
     5.300%,  03/01/05                 1,000         1,055
     7.000%,  03/01/07                 3,000         3,551
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB (F)
     5.500%,  03/01/09                 1,230         1,325
   Massachusetts State, Health and
     Educational Facilities Authority,
     Southcoast Health Systems Project
     Ser A, RB, MBIA
     5.500%,  07/01/07                 1,385         1,489
   Massachusetts State, Housing
     Finance Agency, Residential
     Development, RB
     Callable 05/15/02 @ 102
     6.875%,  11/15/11                 1,935         2,104
   New England Education Loan
     Marketing Corporation,
     Issue A, RB
     5.800%,  03/01/02                 1,475         1,554
   Springfield, GO, AMBAC
     6.375%,  08/01/04                 1,000         1,120
   State, Health & Education Facilities
     Authority, Faulkner Hospital,
     Ser C, RB
     5.500%,  07/01/01                 1,325         1,350
   State, Health & Education Facility
     Agency, Lowell General Hospital,
     Ser B, RB, FSA
     Callable 06/01/07 @ 102
     5.250%,  06/01/11                 1,585         1,633
   State, Housing Finance Agency,
     Single-Family Housing Project,
     Ser 14, RB, FSA
     Callable 06/01/00 @ 102
     7.600%,  12/01/14                   980         1,044
   State, Water Resource Authority,
     Ser B, RB
     5.250%,  03/01/13                 1,000         1,019
   State, Ser A, GO
     6.250%,  07/01/02                 1,155         1,250
                                                  --------
                                                    23,720
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
 MICHIGAN -- 3.4%
   Battle Creek, Downtown
     Development Authority,
     Callable 05/01/04 @ 102
     7.300%,  05/01/10               $ 1,195      $  1,413
   Greater Detroit Resource Recovery
     Authority, Ser A, RB, AMBAC
     5.500%,  12/13/03                 1,525         1,622
   Jackson County, Hospital Finance
     Authority, Foote Memorial
     Hospital, Ser A, RB, AMBAC
     5.000%,  06/01/06                 1,970         2,054
   Kent, Hospital Financing Authority,
     Blodgett Memorial Medical
     Center, Ser A, RB
     7.000%,  07/01/01                 1,000         1,054
   Michigan State, Hospital Finance
     Authority, Hospital Charity
     Project, Ser D, RB, Mandatory
     Put @ 100
     4.800%,  11/01/04                 4,225         4,225
   State, Building Authority,
     Ser I, RB, AMBAC
     5.500%,  10/01/05                 1,500         1,618
   State, Housing Development
     Authority, RB
     0.000%,  04/01/15                 1,300           180
                                                  --------
                                                    12,166
                                                  --------
 MINNESOTA -- 0.5%
   Maplewood, Health Care Facilities,
     Health East Project, RB
     Callable 11/15/01 @ 102
     5.700%,  11/15/02                 1,740         1,827
                                                  --------
 MISSISSIPPI -- 0.7%
   Hospital Equipment & Facilities
     Authority, Rush Medical
     Foundation Project, Ser A, GO
     5.400%,  01/01/07                   925           948
   Mississippi, Home Corporation,
     Single-Family Home Project,
     Ser D, RB (A) (B) (F)
     5.178%,  03/02/98                 1,475         1,665
                                                  --------
                                                     2,613
                                                  --------
 NEW JERSEY -- 1.5%
   Camden County, Improvement
     Authority, Cooper Health Care
     Redevelopment Project, RB
     5.500%,  02/15/02                 1,000         1,032
   New Jersey, Economic Development
     Authority, United Water
     New Jersey Inc. Project, Ser B,
     RB, AMBAC (A)(B)
     3.300%,  03/02/98                   400           400

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State, Housing and
     Mortgage Finance Home Buyer,
     Ser C, RB, MBIA
     Callable 10/01/99 @ 102
     7.375%,  10/01/17               $ 1,000      $  1,054
   New Jersey, TECP
     3.700%,  03/05/98                 2,800         2,800
                                                  --------
                                                     5,286
                                                  --------
 NEW MEXICO -- 0.9%
   Farmington, New Mexico Hospital,
     San Juan Regional Medical
     Center, Ser A, RB, AMBAC
     5.000%,  06/01/05                 1,110         1,149
   Mortgage Finance Authority, Single-
     Family Mortgage, Ser A-1, RB,
     Callable 07/01/02 @ 102 (F)
     6.850%,  07/01/10                 1,075         1,148
   Santa Fe, Saint Vincent's Hospital
     Project, RB, FGIC
     Pre-Refunded @ 100 (D)
     7.500%,  07/01/05                   720           802
                                                  --------
                                                     3,099
                                                  --------
 NEW YORK -- 13.4%
   Municipal Assistance Corporation,
     City of New York, Ser G, RB
     6.000%,  07/01/07                 1,500         1,684
   Municipal Assistance Corporation,
     City of New York, Ser H, RB
     6.250%,  07/01/07                 2,300         2,616
   New York State, Dormitory
     Authority, Bronx & Lebanon
     Hospital Center Project,
     Ser E, RB
     5.125%,  02/15/06                 3,650         3,732
   New York State, Dormitory
     Authority, Presbyterian
     Hospital Project, RB, AMBAC
     5.500%,  08/01/08                 1,510         1,629
     4.400%,  08/01/13                 1,570         1,558
   New York State, Energy & Pollution
     Control, New York Electric &
     Gas Co. Project, RB
     3.600%, 03/02/98                  3,300         3,300
   New York, GO, Sub-Ser E4 (A) (B)
     3.600%, 03/02/98                  1,800         1,800
   New York, Municipal Assistance
     Corporation for City of New York,
     Ser M, RB
     5.250%,  07/01/05                 5,000         5,288
   New York, GO, Sub-Ser E6,
     FGIC  (A) (B)
     3.600%,  03/02/98                   900           900


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
36

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   New York, Ser B, GO, MBIA
     5.600%,  08/15/06               $ 4,150      $  4,503
   New York, Ser I, GO, AMBAC
     5.750%,  03/15/07                 1,000         1,086
   State, Dormitory Authority,
     Department of Health, RB
     5.500%,  07/01/03                 1,000         1,048
   State, Dormitory Authority,
     Mental Hospital,
     Ser E, RB, AMBAC
     6.000%,  08/15/05                 2,000         2,200
   State, Dormitory Authority, Beth
     Israel Medical Center,
     Ser A, RB, MBIA
     5.000%,  11/01/07                 1,065         1,110
   State, Dormitory Authority, State
     University Educational
     Facility, Ser A, RB
     5.500%,  05/15/09                 4,400         4,637
   State, Energy Research &
     Development Authority,
     Pollution Control Project,
     RB (A) (B)
     3.600%,  03/02/98                 3,800         3,800
   State, Medical Care Facility
     Finance Agency, Adult Day Care,
     Ser C, RB
     5.350%,  11/15/05                   815           867
   State, Medical Care Facility Finance
     Agency, Ser C, RB, FHA
     5.200%,  08/15/05                   435           455
   State, Medical Care Facility Finance
     Agency, St Lukes, Ser A, RB, FHA
     Callable 08/15/03 @ 102
     5.600%,  08/15/13                 1,990         2,085
   State, Urban Development
     Corporation, Center for
     Individual Innovation Project, RB
     6.250%,  01/01/09                 1,325         1,477
   State, Urban Development
     Corporation, Correctional
     Facilities, Ser G, RB
     Callable 01/01/00 @ 102
     7.100%,  01/01/03                 2,500         2,663
                                                  --------
                                                    48,438
                                                  --------
 NORTH CAROLINA -- 0.3%
   Eastern Municipal Power Agency,
     Ser A, RB, MBIA
     5.500%,  01/01/04                 1,000         1,060
                                                  --------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
OHIO -- 5.9%
   Cincinnati, City School District,
     Ser C, TRAN, AMBAC
     5.000%,  12/01/01               $ 1,000      $  1,028
   Columbus, Ser B, GO
     5.250%,  05/15/07                 3,000         3,210
   Dayton, Special Facilities, Air
     Freight Project, RB
     6.050%,  10/01/09                 1,000         1,086
   Hamilton County Health System,
     RB, (A) (B)
     3.850%,  03/01/17                 1,000         1,000
   Lucas County, GO
     5.300%,  12/01/05                 2,100         2,210
   Ohio State, Building Authority,
     Das Data Center Project,
     Ser A, RB
     5.125%,  10/01/02                 1,055         1,101
   Ohio State, Building Authority,
     State Correctional Facility,
     Ser A, RB
     5.125%,  10/01/01                 2,110         2,186
   Ohio State, Building Authority,
     State Administration Building
     Project, Ser A, RB
     5.125%,  10/01/07                 2,305         2,432
   State, Building Authority,
     Administration Building Fund,
     Ser A, RB
     5.500%,  10/01/07                 1,700         1,842
   State, Building Authority,
     Correctional Facilities,
     Ser A, RB
     5.000%,  10/01/03                 2,000         2,085
   State, Elementary & Secondary
     Education Facilities, RB
     5.100%,  12/01/05                 1,790         1,884
   Strongsville, City School District,
     GO, MBIA
     5.300%,  12/01/10                 1,050         1,117
                                                  --------
                                                    21,181
                                                  --------
 OKLAHOMA -- 1.1%
   Central Oklahoma Transportation
     & Parking Authority,
     Ser 1973, RB (E)
     6.000%,  07/01/03                   150           159
   McAlester Public Works
     Authority, RB, FSA
     8.100%,  12/01/08                   875         1,135
   State Industrial Development
     Authority, Integris Health,
     RB, AMBAC
     5.250%,  08/15/06                 1,255         1,318

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Tulsa Industrial Development
     Authority, St. Johns Medical
     Center, RB (E)
     6.875%,  01/01/02                $  380      $    400
   Tulsa Port, Industrial Development
     Authority, Cargill Inc. Project, RB
     5.350%,  09/01/06                 1,000         1,068
                                                  --------
                                                     4,080
                                                  --------
 PENNSYLVANIA -- 4.2%
   Allegheny County, University
     Pennsylvania Medical Center
     Project, Ser B, MBIA
     5.250%,  07/01/07                 1,760         1,850
   Delaware County, Health Systems
     Authority, Catholic Health East
     Project, Ser A, RB, AMBAC
     5.500%,  11/15/07                 1,635         1,741
   Easton Joint School Authority,
     RB (E)
     5.350%,  04/15/02                   180           186
   Erie County, Ser A, GO, FGIC
     6.600%,  09/01/05                 1,000         1,081
   Newcastle Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
     5.500%,  07/01/08                 1,605         1,715
   Pittsburgh, Water & Sewer
     Authority, Ser A, RB,
     Pre-Refunded @ 100, FGIC (D)
     6.000%,  09/01/01                 2,000         2,125
   Scranton-Lackawanna, Health &
     Welfare Authority, Hospital
     Community Medical Center
     Project, RB, MBIA
     5.500%,  07/01/07                 2,585         2,727
   State Higher Education Facility
     Authority, Allegheny/Delaware
     Valley, Ser A, RB, MBIA
     5.500%,  11/15/08                 2,000         2,158
   State Industrial Development
     Authority, RB, AMBAC
     7.000%,  07/01/07                 1,000         1,188
   Westmoreland County, Municipal
     Authority, Special Obligation (E)
     9.125%,  07/01/10                   415           505
                                                  --------
                                                    15,276
                                                  --------
 PUERTO RICO -- 0.3%
   Municipal Finance Agency,
     Ser A, RB, FSA
     6.000%,  07/01/05                 1,000         1,109
                                                  --------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
 RHODE ISLAND -- 0.8%
   Rhode Island Housing &
     Mortgage Financial Corporation
     Homeownership Opportunity,
     Ser 25A, RB, Callable 10/01/07
     @ 101.5, Sinker Bonds Average
     Life 5.19 years
     4.950%,  10/01/16               $ 2,855      $  2,909
                                                  --------
 SOUTH CAROLINA -- 0.8%
   Jobs Economic Development
     Authority, St. Francis Hospital,
     RB (A) (E)
     3.700%,  03/04/98                   380           380
   Public Service Authority, Ser B,
     RB, Callable 07/01/01 @ 102
     6.700%,  07/01/02                 1,220         1,336
   Spartanburg County, School
     District #5, COP, MBIA
     5.400%,  07/01/08                 1,000         1,070
                                                  --------
                                                     2,786
                                                  --------
 SOUTH DAKOTA -- 0.6%
   Health & Educational Facilities
     Authority, RB, MBIA
     Callable 07/01/06 @ 102
     6.000%,  07/01/08                 1,025         1,145
   Housing Development Authority,
     Homeownership Mortgage,
     Ser A, RB
     5.500%,  05/01/10                   985         1,018
   Student Loan Assistance
     Corporation, Ser A, RB
     7.000%,  08/01/98                   120           122
                                                  --------
                                                     2,285
                                                  --------
 TENNESSEE -- 1.5%
   Hendersonville, Industrial
     Development Authority,
     Ashford 83 Association
     Project, RB
     5.950%,  12/15/08                 1,430         1,519
   Metropolitan Government
     Nashville and Davidson County,
     Health & Education Facilities
     Board, Baptist Hospital Inc.
     Project, Ser A, RB, MBIA
     5.500%,  11/01/07                 2,000         2,160
   Metropolitan Government
     Nashville and Davidson County,
     Health & Education Facilities
     Board, Vanderbilt University
     Project, Ser A, RB
     5.500%,  05/01/06                   500           535
     6.000%,  05/01/07                 1,200         1,332
                                                  --------
                                                     5,546
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
38

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
 TEXAS -- 9.8%
   Austin, Independent School
     District, GO (E)
     9.000%,  07/01/99                $  645      $    688
   Austin, Utility System,
     Ser A, FSA
     5.750%,  11/15/04                 3,295         3,534
   Austin, Utility Systems,
     Ser B, RB
     Callable 11/15/98 @ 102
     7.250%,  11/15/03                 1,175         1,223
   Austin, Utility Systems,
     Ser B, RB
     Callable 11/15/98 @ 102
     7.750%,  11/15/08                   600           628
   Cedar Hill, Independent School
     District, RB (F)
     6.450%,  08/15/03                 2,225         2,470
   Department of Housing &
     Community Affairs, Single-
     Family, Ser B-CL2, RB
     Callable 09/01/06 @ 102
     5.550%,  09/01/11                 2,400         2,460
   Fort Worth, Water and Sewer
     Improvement, RB
     5.500%,  02/15/06                 1,080         1,154
   Grapevine, Industrial
     Development Corporation,
     American Airlines Inc.
     Project, Ser A, RB (A) (B)
     3.700%,  03/02/98                   500           500
   Harris County, GO
     10.000%,  10/01/00                1,850         2,118
      7.000%,  10/01/01                2,000         2,190
   Harris County, Health Facilities
     Development Authority,
     Memorial Hospital Systems
     Project, Ser A, RB
     6.000%,  06/01/09                 1,825         2,037
   Harris County, Health Facilities
     Development Corporation,
     Saint Luke Episcopal Hospital
     Project, Ser A, RB (A) (B)
     3.700%,  03/02/98                   600           600
   Houston, Housing Finance
     Corporation, Single-Family
     Mortgage, Ser B-1, RB
     Callable 12/01/06 @ 102
     8.000%,  06/01/14                 1,000         1,110
   Houston, Brazos River Authority,
     Houston Industries Project, Ser C,
     AMBAC  Callable 05/01/08 @ 102
     5.125% 05/01/19,                  1,500         1,478

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Lone Star Airport Improvement
     Authority (A) (B)
     3.700%,  03/02/98               $ 1,100      $  1,100
   Lone Star, Airport Improvement
     Authority, Ser A2, RB
     (A) (B) D) (E) (F)
     3.700%,  03/02/98                   200           200
   Lone Star, Airport Improvement
     Authority, Ser A3, RB
     (A) (B) D) (E) (F)
     3.700%,  03/02/98                   600           600
   Lone Star, Airport Improvement
     Authority, Ser A1, RB
     (A) (B) D) (E) (F)
     3.700%,  03/02/98                 1,300         1,300
   North Texas, Health Facility
     Development Corporation United
     Regal Health Care System Inc.
     Project, RB
     5.250%,  09/01/05                 2,225         2,339
   State, Department of Housing &
     Community Affairs, Single-
     Family Mortgage, Zero Coupon,
     RB Callable 09/01/04 @ 49.528
     0.000%,  03/01/15                 1,085           349
   Texas A & M University, TECP
     3.750%,  03/05/98                 3,000         3,000
   Texas State, Department Housing
     and Community Affairs,
     Ser E, RB, MBIA
     4.500%,  03/01/07                 1,050         1,059
   Texas State, Public Finance
     Authority, Ser A, RB, AMBAC
     6.000%,  08/01/02                 1,000         1,076
   Texas State, Ser B, GO
     5.000%,  10/01/01                 1,000         1,033
   Tyler, Health Facilities
     Development Corporation,
     East Texas Medical Center
     Project, Ser C, RB, FSA
     5.000%,  11/01/07                 1,000         1,041
                                                  --------
                                                    35,287
                                                  --------
 UTAH -- 0.5%
   Salt Lake City Airport, RB, FGIC
     7.400%,  06/01/00                   815           858
   State, Housing Finance Agency,
     Single-Family Mortgage,
     Issue B, RB, FHA
     Callable 07/01/03 @ 102
     5.125%,  07/01/24                   845           864
                                                  --------
                                                     1,722
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)



INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
 VIRGINIA -- 1.3%
   Hampton, Sentara Health
     System, Ser A, RB
     5.375%,  11/01/10               $ 1,000      $  1,048
   Kanawha County, Industrial
     Development Authority,
     Topvalco Inc. Project
     (Kroger Co.), RB
     7.125%,  11/02/12                 1,160         1,324
   State, Housing Development
     Authority, Multi-Family
     Housing, Ser H, RB
     5.250%,  05/01/03                   685           718
   State, Housing Development
     Authority, Ser A, RB
     Callable 01/01/02 @ 102
     7.100%,  01/01/22                 1,250         1,314
   State, Housing Development
     Authority, Zero Coupon, RB
     Callable 05/01/97 @ 17.158
     0.000%,  11/01/17                 2,200           410
                                                  --------
                                                     4,814
                                                  --------
 WASHINGTON -- 3.4%
   Clark County, Public Utility
     District # 001, RB, FGIC
     6.000%,  01/01/04                 2,525         2,740
   Grant County, Public Utility
     District #2, RB
     5.625%,  01/01/07                 2,470         2,643
   King County, Ser D, GO
     5.250%,  12/01/04                 1,000         1,064
   Washington State, Health Care
     Facilities Authority, Virginia
     Mason Medical Center Project,
     Ser B, RB, MBIA (A)
     3.700%,  03/02/98                 1,100         1,100
   Washington State, Public Power
     Supply Authority, Nuclear
     Project Number 1, Ser A, RB
     6.000%,  07/01/07                 1,450         1,593
   Washington State, Public Power
     Supply Authority, Nuclear
     Project Number 2, Ser A, RB
     5.000%,  07/01/05                 3,000         3,079
                                                  --------
                                                    12,219
                                                  --------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
 WEST VIRGINIA -- 0.6%
   State, Building Community Lottery,
     Ser A, RB, MBIA
     5.500%,  07/01/05               $ 2,100      $  2,252
                                                  --------
WISCONSIN -- 1.0%
   Housing & Economic Development
     Authority, Home Ownership,
     Ser 1, RB, FHA
     Callable 07/01/02 @ 102
     6.600%,  09/01/07                 1,300         1,391
   Public Power Inc., Power Supply
     Systems, Ser A, RB AMBAC
     Pre-Refunded @ 102, (D)
     6.875%,  07/01/21                 2,000         2,208
                                                  --------
                                                     3,599
                                                  --------
 WYOMING -- 0.3%
   Wyoming Student Loan
     Corporation, RB
     6.250%,  12/01/99                 1,000         1,033
                                                  --------
Total Municipal Bonds
  (Cost $368,116)                                  378,500
                                                  --------
Total Investments -- 104.9%
  (Cost $368,116)                                  378,500
                                                  --------
Other Assets and Liabilities, Net -- (4.9%)        (17,658)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   32,836,130 outstanding shares
   of beneficial interest                         $351,115
Undistributed net investment income                     16
Accumulated net realized loss
   on investments                                     (673)
Net unrealized appreciation
   on investments                                   10,384
                                                  --------
Total Net Assets -- 100.0%                        $360,842
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- CLASS A                          $10.99
                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
40

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE CORPORATION
FHA      FEDERAL HOUSING AGENCY
FSA      FINANCIAL SECURITY ASSURANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SER
TECP     TAX EXEMPT COMMERCIAL PAPER
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1998.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR THE PUT DATE.
(C) MANDATORY REDEMPTION -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE MANDATORY REDEMPTION DATE.
(D) PRE-REFUNDED SECURITY -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS
    IS THE PRE-REFUNDED DATE.
(E) SECURITY IS ESCROWED TO MATURITY
(F) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.



PENNSYLVANIA MUNICIPAL PORTFOLIO

MUNICIPAL BONDS -- 99.1%
PENNSYLVANIA -- 99.1%
   Allegheny County, Hospital
     Development Authority,
     Harmarville Rehabilitation
     Center, RB (C)
     6.000%,  10/01/08                 $  80       $    86
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital, RB (C)
     6.875%,  07/01/09                   665           745
   Allegheny County, Hospital
     Development Authority, RB (C)
     6.750%,  07/01/05                    90            99
   Allegheny County, Hospital
     Development Authority, RB
     7.750%,  08/01/20                    80            87
   Allegheny County, Hospital
     Development Authority, RB (C)
     7.250%,  07/01/03                   355           387
   Allegheny County, Hospital
     Development Authority,
     St. Margaret Memorial, RB (C)
     6.750%,  07/01/10                   565           637

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Allegheny County, Hospital
     Development Authority, Allegheny
     General Hospital, RB (C)
     6.750%,  05/01/04                $  130       $   140
   Allegheny County, Industrial
     Development Authority,
     Mandatory Put 12/01/00,
     RB (B)
     5.250%,  12/01/14                    25            26
   Allegheny County, Industrial
     Development Authority,
     RB, Subject to AMT (B)
     6.000%,  10/01/04                   150           150
   Allegheny County, Sanitation
     Authority, RB (C)
     6.800%,  07/01/03                   145           159
   Allentown, Hospital Authority,
     Sacred Heart Hospital, RB (C)
     8.000%,  03/01/09                   290           343
   Altoona, Area School District
     Authority, Blair County, Ser 78,
     RB Pre-Refunded @ 100 (A)
     6.500%,  01/01/08                   245           272
   Altoona, Area School District, GO (C)
     6.500%,  07/01/04                    50            56
   Altoona, School District, RB (C)
     6.250%,  01/01/03                     5             5
   Armstrong School District,
      GO, MBIA (C)
     7.750%,  12/01/04                    70            80
   Baldwin Whitehall School Building
     Revenue, RB (C)
     6.625%,  11/15/02                    60            60
   Baldwin Whitehall School District,
     RB Partially Pre-Refunded
     11/15/03 @ 100 (A)
     6.700%,  11/15/07                   105           122
   Bensalem Township, Water &
     Sewer Authority, RB (C)
     6.750%,  12/01/14                   100           114
   Berks County, Industrial
     Development Authority,
     Construction Fasteners Project,
     RB, Subject to AMT (B)
     5.400%,  12/01/03                    25            25
   Blair County, Hospital Authority,
     RB (C)
     6.900%,  07/01/08                 1,300         1,461
   Blairsville-Saltsburg, School
     District, GO, AMBAC (C)
     9.000%,  05/15/03                    50            58
   Borough of Tarentum, Electric
     Revenue, Ser-A, Asset Guaranty
     Insured, RB
     5.500%,  09/01/08                   645           665

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


PENNSYLVANIA MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Bucks County, Industrial
     Development Authority, RB (C)
     8.750%,  09/01/04                 $  90       $   104
   Bucks County, Redevelopment
     Authority, Warminster Heights,
     Section 8, RB, FHA
     6.250%,  08/01/02                   285           300
   Butler Area, Sewer Authority,
     Sewer Revenue, RB
     Pre-Refunded @ 100 (A)
     7.250%, 01/01/04                    205           229
   Butler County, Industrial
     Development Authority, RB (B)
     4.900%,  11/01/03                   700           720
   Cambria County, Hospital Authority,
     Conemaugh Valley Memorial
     Hospital, RB (C)
     7.625%,  09/01/11                   250           299
   Cambria County, GO, FGIC
     5.000%,  08/15/08                   475           494
     4.600%,  08/15/09                   180           180
   Chester County, Health & Education
     Facility Authority, Jefferson
     Health Systems Project,
     Ser B, AMBAC
     4.700%,  05/15/05                   275           279
   Chester County, Hospital
     Authority, RB (C)
     5.500%,  02/01/03                   140           145
   Cresswell Heights, Joint Water
     Authority Revenue, RB (C)
     7.375%,  03/01/07                    90           103
   Cumberland Valley, School Project,
     RB, MBIA (C)
     6.400%,  11/15/01                    30            31
   Dauphin County, General
     Authority, Mandatory
     Put 06/01/98 @ 100, RB
     6.000%,  06/01/26                    50            50
   Dauphin County, General
     Authority, Phoenixville Hospital
     Project, RB, FGIC
     5.900%,  07/01/05                   845           932
   Dauphin County, General School
     Authority, Mandatory
     Put 06/01/04 @ 100, RB
     6.700%,  06/01/26                 1,220         1,325
   Dauphin County, General School
     Authority, Mandatory
     Put 06/04/98 @ 100, RB
     6.000%,  06/01/26                    50            50
   Dauphin County, General School
     Authority, Penncrest School
     Project, RB Mandatory
     Put 06/02/03 @ 100
     6.600%,  06/02/26                   915           994

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Delaware County Authority,
     Crozer-Chester Medical Center,
     RB (C)
     7.250%,  12/15/10                $  355       $   412
   Delaware County Authority,
     University Revenue, Villanova
     University, RB (C)
     9.625%,  08/01/02                   215           243
   Delaware County, Revenue
     Authority, Elwyn Project,
     Connie Lee Insured, RB
     6.000%,  06/01/11                 3,250         3,575
   Delaware River Port Authority,
     Pennsylvania and New Jersey
     River Bridges, RB (C)
     6.500%,  01/15/11                   145           162
   Delaware River Port Authority,
     RB (C)
     6.000%,  01/15/10                   105           114
   Delaware River Port Authority of
     Pennsylvania and New Jersey,
     Delaware Bridges, RB (C)
     6.000%,  01/15/10                    60            65
   Derry Township, Sanitation
     Sewer Authority, RB (C)
     6.250%,  08/01/12                    60            65
   Easton Area School Authority (C)
     6.250%,  04/15/02                    75            81
   Economy Municipal Authority,
     Sewer Revenue, RB
     6.000%,  12/15/03                    55            56
   Erie County, Higher Education
     Authority, Mercyhurst College
     Project, RB
     5.700%,  03/15/11                    85            89
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
     6.750%,  07/01/11                   560           644
   Erie County, Hospital Authority,
     Geriatric, RB (C)
     6.250%,  07/01/11                    55            61
   Erie County, Hospital Authority,
     Hamot Health Systems,
     RB, AMBAC
     6.700%,  02/15/02                   500           542
   Erie County, Hospital Authority,
     Hamot Medical Center
     Project, RB (C)
     6.900%,  01/01/05                   275           301
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     5.650%,  03/15/10                   180           188

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
42

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Fayette County, Hospital Authority,
     Uniontown Hospital, Connie
     Lee Insured, RB
     4.850%,  06/15/01               $ 1,000       $ 1,020
   Fayette County, Hospital Authority,
     Uniontown Hospital,
     Connie Lee Insured, RB
     5.000%,  06/15/02                   300           309
     5.100%,  06/15/03                 1,065         1,104
     5.200%,  06/15/04                   100           104
     5.300%,  06/15/05                 1,000         1,051
     5.450%,  06/15/07                   740           789
   Financing Authority, Municipal
     Capital Improvements Program, RB
     6.600%,  11/01/09                   710           777
   Fort Le Boeuf, School District,
     Ser 93-A, GO, MBIA
     5.150%,  01/01/02                   500           520
   Fox Chapel, Sanitation Sewer
     Authority, RB
     5.900%,  05/01/05                   235           235
   Franklin Hospital, Special
     Obligation, RB (C)
     7.125%,  10/01/08                    85            96
   Greene County, Industrial
     Development Authority,
     Monogahela Power-Hatfield
     Ferry, Ser A, RB
     6.300%,  02/01/02                   390           390
   Hampton Township, GO
     6.300%,  06/01/02                   775           836
   Harrisburg Authority,
     Lease Revenue, RB,
     Pre-Refunded @ 101 (A)
     6.250%,  06/01/01                 1,000         1,075
   Harrisburg, GO (C)
     7.400%,  06/15/04                   210           235
   Harrisburg, GO, Ser A,
     MBIA (C)
     9.750%,  04/15/04                   110           134
   Hazleton, Area School District
     Authority, Ser B, GO, FGIC
     4.550%,  03/01/06                   155           157
     4.750%,  03/01/08                   175           178
     4.900%,  03/01/09                   175           178
   Hazleton, Area School District
     Authority, Ser C, GO, FGIC
     4.650%,  03/01/07                   100           101
   Hickory Township, Municipal
     Authority, Sewer Revenue, RB (C)
     6.250%,  02/01/14                   320           354

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Higher Education Assistance
     Agency, Ser A, RB,
     AMT, AMBAC
     7.050%,  10/01/16               $ 3,500       $ 3,719
   Higher Education Assistance
     Agency, Ser C, RB,
     Subject to AMT, AMBAC
     7.150%,  09/01/21                   500           531
   Higher Education Authority,
     Ser 95, RB, Asset Guaranty
     4.750%,  09/15/02                   270           275
   Higher Education Authority,
     Ser 1995, Asset Guaranty, RB
     4.850%,  09/15/03                   250           255
     4.950%,  09/15/04                   515           527
     5.150%,  09/15/06                   345           357
   Higher Education Facilities
     Authority, College & University
     Revenue, Ser 10, RB (C)
     6.900%,  07/01/07                    85            94
   Higher Education Facilities
     Authority, College of Textile
     & Science, RB
     5.450%,  02/01/07                   200           206
   Higher Education Facilities
     Authority, Hahnemann
     University Project, Ser 91, RB,
     MBIA Pre-Refunded @ 102 (A)
     6.600%,  07/01/01                   535           586
   Higher Education, College &
     University, RB (C)
     9.375%,  07/01/10                   240           311
   Higher Education, College of
     Textiles & Science, Ser 96, RB
     5.900%,  04/01/02                   225           234
     6.050%,  04/01/03                   240           252
     6.150%,  04/01/04                   250           265
     6.250%,  04/01/05                   265           283
     6.350%,  04/01/06                   285           306
     6.450%,  04/01/07                   295           319
     6.550%,  04/01/08                   320           346
     6.600%,  04/01/09                   340           367
   Higher Educational Facilities
     Authority, Hahnemann University
     Project 1991, RB, MBIA (C)
     6.400%,  07/01/01                   570           611
   Housing Finance Agency, RB (C)
     7.750%,  12/01/07                    85            96
   Housing Finance Agency, Rental
     Housing, Ser 91, FHA, FNMA
     5.450%,  07/01/06                 2,000         2,107

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


PENNSYLVANIA MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Housing Finance Agency,
     Ser 1991-31A, Subject to AMT, RB
     6.800%,  10/01/17                $  545       $   579
   Housing Finance Agency, Single-
     Family Mortgage, Subject to
     AMT, RB
     7.800%,  10/01/20                   100           106
   Housing Finance Agency, Single-
     Family Mortgage, Ser 92-33, RB
     5.700%,  04/01/98                   195           195
   Hummelstown Municipal
     Authority, RB
     Pre-Refunded @ 100 (A)
     5.700%,  01/01/02                    40            42
   Jefferson County, Municipal
     Authority, RB, MBIA (C)
     7.000%,  12/01/02                    25            27
   Jersey Shore Area School District,
     GO, MBIA (C)
     9.375%,  03/01/03                   205           238
   Lancaster Sewer Authority, RB (C)
     6.000%,  04/01/12                   145           156
   Lehigh County, General Purpose
     Authority, Muhlenberg Medical
     Center Project, RB (C)
     7.000%,  07/01/04                    95           104
   Lehigh County, Industrial
     Development Authority,
     Strawbridge Project, RB (C)
     7.200%,  12/15/01                   860           938
   Lehigh County, General Purpose
     Authority Revenue, Saint Lukes
     Hospital Bethlehem Project,
     RB, AMBAC
     5.300%,  11/15/07                   450           471
   Lower Pottsgrove, Township Sewer
     Authority, RB (C)
     6.250%,  05/01/12                   100           110
   Luzerne County, Ser 91, GO, FGIC
     6.800%,  09/15/02                   500           546
   Lycoming County, Hospital
     Authority, Williamsport Hospital,
     Connie Lee Insured, RB
     5.250%,  11/15/06                 1,300         1,368
   McCandless Township, Sanitation
     Authority, Sewer Project, RB (C)
     6.500%,  09/01/05                   100           109
   McCandless Township, Sanitation
     Authority, Sewer Revenue, RB (C)
     6.750%,  11/15/05                   285           318
   Monroeville, Water Authority, RB (C)
     7.250%,  12/01/08                    40            45

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Higher
     Education & Health Authority,
     Abington Memorial Hospital,
     Ser 91-A, RB, AMBAC Insured
     6.200%,  06/01/00                $  800       $   836
   Montgomery County, Industrial
     Development Authority, Health
     Facilities, Ecri Project, RB
     6.850%,  06/01/13                 2,115         2,215
   Montgomery County, GO (C)
     9.000%,  08/15/04                   425           488
   Moon Area School District,
     GO, MBIA (C)
     10.000%,  05/15/99                   30            32
   Mount Lebanon Hospital
     Authority, RB (C)
     7.000%,  07/01/06                   531           591
   New Brighton Area School
     Authority, RB, MBIA (C)
     5.850%,  11/15/02                    25            26
   Norristown Area School District,
     Ser 91, Bank Qualified, GO
     Pre-Refunded @ 100 (A)
     6.650%,  09/01/02                   100           108
   Northampton, Bucks County
     Municipal Authority Water,
     RB, (C)
     6.750%,  11/01/13                    40            44
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser A, RB,
     Asset Guaranty Insured
     5.350%,  07/01/10                   100           103
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, Asset
     Guaranty Insured, RB
     5.350%,  07/01/10                 1,370         1,406
   Northeast Allegheny County,
     RB (C)
     6.000%,  05/01/02                    50            52
   Northeastern Hospital Authority,
     Hospital Revenue, RB (C)
     7.000%,  06/01/06                   360           400
   Northeastern Hospital Authority,
     Hospital Revenue, RB (C)
     6.375%,  09/15/07                   110           121
   Northgate School Authority, School
     Building, RB, MBIA, (C)
     6.375%,  02/15/07                    95           109
   Owen J. Roberts
     School District, Ser-A,
     GO, MBIA
     5.150%,  05/15/11                   100           103

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
44

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania Intergovernmental
     Cooperative Authority, Funding
     Program, RB, FGIC
     5.500%,  06/15/11                $  740       $   779
   Pennsylvania State, Higher
     Education Facilities Authority,
     College and University Project,
     RB (C)
     7.625%,  07/01/15                    65            79
   Pennsylvania State, Higher
     Education Authority, Drexel
     University Project, MBIA (C)
     10.250%,  05/01/03                   80            95
   Pennsylvania State, Higher
     Education Authority, Thomas
     Jefferson University Project,
      Ser-A, RB
     6.875%,  07/01/99                   420           434
   Pennsylvania State, Housing
     Finance Agency, Single-Family
     Mortgage, Ser 49, RB,
     Subject to AMT
     5.800%,  10/01/07                   205           214
   Perkiomen Valley School
     District, RB, MBIA (C)
     6.500%,  12/01/07                    80            93
   Peters Township, School
     District, GO, MBIA (C)
     0.000%,  11/15/07                   100            64
   Philadelphia Gas Works, Fourteenth
     Ser, RB, FSA
     6.250%,  07/01/08                 1,000         1,100
   Philadelphia Hospital & Higher
     Education Authority, Presbyterian
     Medical Center, RB (C)
     6.100%,  12/01/03                   410           450
   Philadelphia Hospital & Higher
     Education Facilities,
     MR Project, RB
     5.500%,  08/01/01                 1,175         1,207
   Philadelphia Hospital, Graduate
     Hospital Project, RB (C)
     7.000%,  07/01/10                   700           801
   Philadelphia Hospital, Thomas
     Jefferson University, RB (C)
     7.000%,  07/01/08                    60            68
   Philadelphia Industrial
     Development Authority, Commercial
     Development Red Lion Association,
     Optional Put 12/01/01 @ 100,
     Subject to AMT, RB (B)
     5.000%,  12/01/16                 1,200         1,200

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia Industrial
     Development Authority,
     Convention Project, Ser 89,
     RB, AMBAC (C)
     7.000%,  07/01/99                $  610       $   628
   Philadelphia Industrial
     Development Authority,
     National Board of Medical
     Examiners Project, RB
     6.750%,  05/01/12                   950         1,037
   Philadelphia Municipal Authority,
     Justice Lease Revenue,
     Ser 92-B, RB, FGIC
     6.700%,  11/15/01                 1,000         1,089
   Philadelphia Redevelopment
     Authority, Home Improvement
     Loan, Ser 95-A, RB, Subject to AMT
     5.100%,  12/01/01                   110           112
   Philadelphia Redevelopment
     Authority, Home Improvement,
     Ser 95A, RB, Subject to AMT
     5.100%,  06/01/01                   140           143
   Philadelphia Redevelopment
     Authority, West Philadelphia
     Project, FNMA, RB
     6.750%,  05/15/04                   660           704
   Philadelphia Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB,
     Subject to AMT
     5.250%,  06/01/02                   200           204
     5.250%,  12/01/02                   220           226
     5.400%,  06/01/03                   160           165
     5.400%,  12/01/03                   185           191
     5.550%,  06/01/04                    65            67
     5.650%,  12/01/05                    70            73
     6.100%,  12/01/10                 1,000         1,048
   Philadelphia School District,
     Ser 91-B, GO, MBIA, Partially
     Pre-Refunded 07/01/01 @ 101 (A)
     7.000%,  07/01/05                   250           275
   Philadelphia United Hospitals
     Project, RB
     Pre-Refunded @ 100 (A)
     10.875%,  07/01/05                  510           663
   Philadelphia Water & Sewer
     Authority, Ser 10, RB (C)
     7.350%,  09/01/04                 5,455         6,260
   Pittsburgh Parking Authority,
     Ser 92-A, RB, FGIC
     5.750%,  12/01/05                   500           538

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


PENNSYLVANIA MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Pittsburgh Stadium Authority,
     Lease Revenue, RB (C)
     6.500%,  04/01/11               $ 1,129       $ 1,280
   Pittsburgh Urban Redevelopment
     Authority, Home Improvement
     Loans, RB
     7.125%,  08/01/04                   480           491
   Pittsburgh Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser 96 D, RB
     5.900%,  04/01/08                   285           305
   Pittsburgh Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser A, RB, Subject to AMT
     5.750%,  10/01/10                    55            57
   Pittsburgh Urban Redevelopment
     Authority, Ser B, RB
     6.700%,  04/01/10                    30            31
   Pittsburgh Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, RB (B)
     5.750%,  12/01/06                 1,980         2,111
   Pittsburgh Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
     5.750%,  03/15/06                 1,185         1,261
   Pittsburgh Urban Redevelopment
     Authority Mortgage Revenue,
     Ser 1996C, RB, Subject to AMT
     5.700%,  10/01/05                   240           253
   Pittsburgh Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser 1996D, RB
     5.900%,  10/01/08                   290           311
     6.000%,  10/01/09                   310           332
     6.100%,  10/01/10                   330           354
   Pittsburgh Urban Redevelopment
     Authority, Ser B, RB
     5.700%,  10/01/11                   110           113
   Pittsburgh Water and Sewer
     Authority, RB, FGIC (C)
     7.625%,  09/01/04                   160           186
   Pittsburgh, GO (C)
     9.125%,  03/01/04                    50            60
   Pittsburgh, GO, Ser C, (C)
     7.000%,  03/01/07                   485           568

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Potter County, Hospital Authority,
     Charles Cole Memorial, Asset
     Guaranty Insured, RB
     4.750%,  08/01/99                $  260       $   262
     4.850%,  08/01/00                   270           274
     5.100%,  08/01/02                   290           298
     5.200%,  08/01/03                   245           253
     5.300%,  08/01/04                   325           337
     5.400%,  08/01/05                   320           334
     5.500%,  08/01/06                   160           169
   Pottsville Hospital Authority,
     Hospital & Warner Clinic, RB
     6.400%,  07/01/03                   930           988
   Quakertown, Hospital Authority,
     Community Hospital, RB (C)
     7.125%,  01/01/11                   100           112
   Radnor Township, School
     Authority, Ser A, RB (C)
     9.000%,  10/15/03                    25            28
   Robinson Township, Water
     Authority, RB (C)
     5.625%,  05/01/06                    37            39
   Sayre, Health Facilities Authority,
     Guthrie Health Care,
     Ser 91-A, RB, AMBAC
     6.800%,  03/01/03                 1,000         1,085
   Scranton Lackawanna, Health &
     Welfare Authority, Community
     Medical Center, RB, FGIC
     7.000%,  07/01/99                   250           260
   Scranton Lackawanna, Health &
     Welfare Authority, Moses
     Taylor Hospital, RB
     6.000%,  07/01/09                   940           999
   Scranton Lackawanna, Health &
     Welfare Authority, RB (C)
     6.625%,  07/01/09                   600           674
   Scranton Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB
     5.550%,  07/01/04                   955           987
     5.650%,  07/01/05                 1,000         1,039
   Scranton Lackawanna, Health &
     Welfare Authority, RB, BIGI
     7.250%,  07/01/99                   535           552

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
46

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Seneca Valley School District,
     GO, Ser A, FGIC
     5.250%,  07/01/07                 $ 200       $   213
   Shaler School District, RB (C)
     6.250%,  04/15/08                    70            77
   Shaler Township, GO (C)
     6.400%,  08/01/01                    20            21
   Somerset County, Hospital
     Authority, Somerset Community
     Hospital Project, Ser B, RB,
     Asset Guaranty
     5.300%,  03/01/11                   500           508
   Southeastern Greene School
     District, GO (C)
     9.375%,  07/01/03                   165           191
   Steel Valley School District, GO (C)
     6.250%,  11/01/06                    85            92
   Susquehanna Township, Sewer
     Authority, RB (C)
     6.000%,  11/15/13                    50            57
   Swissvale Area School District,
     GO (C)
     6.300%,  12/01/03                    55            61
   Upper Allegheny, Joint Sanitation
     Authority, RB, AMBAC (C)
     9.000%,  09/01/00                    95           105
   Upper Allen Township, Sewer
     Authority, RB (C)
     5.750%,  04/01/13                   130           143
   Upper Gwynedd-Towamencin
     Sewer Authority, RB, MBIA (C)
     5.850%,  10/15/06                    45            48
   Upper Perkiomen School
     District, GO (C)
     6.000%,  05/01/04                    35            37
   Upper St. Clair Township,
     School Building
     Revenue Authority, RB
     Pre-Refunded @ 100 (A)
     6.625%,  05/15/06                   165           191
   Washington County, Hospital
     Authority, Shadyside Project,
     Ser 92, RB, AMBAC
     5.875%,  12/15/04                 1,000         1,078
   Westmoreland County, Industrial
     Development Authority, Hospital
     Revenue, Ser 92-A, RB, AMBAC
     5.900%,  07/01/05                   595           644

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Westmoreland County, Industrial
     Development Authority, Hospital
     Revenue, Ser 92-A,
     RB, AMBAC
     5.800%,  07/01/04                 $ 565       $   607
   Westmoreland County, Municipal
     Authority, Special Obligation (C)
     9.125%,  07/01/10                   240           292
   Wilkes-Barre, General Municipal
     Authority, Misericordia College
     Revenue, RB
     7.750%,  12/01/12                 1,775         1,913
   Windber Area Authority, Hospital
     Revenue, RB, FHA Insured,
     Pre-Refunded 08/01/05 @ 102 (A)
     5.900%,  08/01/05                   355           397
   Wyoming County, Hospital
     Authority, Tyler Memorial, RB (C)
     7.400%,  01/01/05                    90           100
   Wyoming Valley, Sanitation
     Authority, RB (C)
     5.125%,  07/01/07                    85            87
   York County, Hospital Authority,
     Lutheran Social Services, RB
     5.400%,  04/01/04                   500           513
   York County, Hospital Authority,
     Lutheran Social Services, RB
     5.600%,  04/01/05                   500           514
     5.800%,  04/01/06                   500           516
   York Township, Water & Sewer
     Authority, RB (C)
     5.900%,  08/01/13                    55            63
                                                   -------
                                                    97,164
                                                   -------
Total Municipal Bonds
   (Cost $93,719)                                   97,164
                                                   -------
CASH EQUIVALENT -- 0.1%
   Provident Money Market
     3.050%, 03/02/98                    628           628
                                                   -------
Total Cash Equivalent
   (Cost $628)                                         628
                                                   -------
Total Investments -- 99.1%
   (Cost $93,719)                                   97,792
                                                   -------
Other Assets and Liabilities, Net-- 0.9%               911
                                                   -------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


PENNSYLVANIA MUNICIPAL PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
    9,214,465 outstanding shares
   of beneficial interest                          $94,576
Undistributed net investment income                     18
Accumulated net realized gain
   on investments                                       36
Net unrealized appreciation on investments           4,073
                                                   -------
Total Net Assets -- 100.0%                         $98,703
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.71
                                                   =======
AMBAC  AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BIGI   BOND INVESTORS GUARANTY INSURANCE CORPORATION
CGIC   CAPITAL GUARANTY INSURANCE CORPORATION
COP    CERTIFICATE OF PARTICIPATION
FGIC   FINANCIAL GUARANTY INSURANCE CORPORATION
FHA    FEDERAL HOUSING AGENCY
GO     GENERAL OBLIGATION
MBIA   MUNICIPAL BOND INSURANCE ASSOCIATION
RB     REVENUE BOND
SER    SERIES
(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.
(B) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(C)    SECURITY IS ESCROWED TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)

                                                                  ----------
                                                                  CALIFORNIA
                                                                  TAX EXEMPT
                                                                   PORTFOLIO
                                                                  ----------
ASSETS:
   Investment at value
     (Cost $464,958)                                               $464,958
   Cash                                                              44,312
   Accrued income                                                     3,042
                                                                   --------
   Total assets                                                     512,312
                                                                   --------
LIABILITIES:
   Investment securities purchased                                    2,020
   Advisory/Administrative fee payable                                  114
   Dividend income payable                                              935
   Accrued expenses                                                     108
                                                                   --------
   Total liabilities                                                  3,177
                                                                   --------
   Net assets:                                                     $509,135
                                                                   --------
NET ASSETS:
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 41,896,074 outstanding shares
     of beneficial interest                                       $  41,896
   Portfolio Shares of CNI Class (unlimited
     authorization -- no par value) based
     on 467,243,685 outstanding shares
     of beneficial interest                                         467,244
   Accumulated net realized loss on Investments                          (5)
                                                                   --------
TOTAL NET ASSETS                                                   $509,135
                                                                   ========
   Net Asset Value, Offering and Redemption
     Price Per Share-- Class A                                        $1.00
                                                                   ========
   Net Asset Value, Offering and Redemption
     Price Per Share-- CNI Class                                      $1.00
                                                                   ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS (000)
=====================================================================================================================
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)



                                                          ---------              -----------            ------------
                                                                                 CALIFORNIA
                                                                                     TAX                INSTITUTIONAL
                                                          TAX FREE                 EXEMPT                 TAX FREE
                                                          PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                          ---------              -----------            ------------
INVESTMENT INCOME:
   Interest Income                                         $ 8,875                $ 8,978                  $19,701
                                                           -------                -------                  -------
EXPENSES:
   Management Fees                                             854                    588                    1,887
   Waiver of Management Fees                                    --                    (57)                    (529)
   Investment Advisory Fees                                     92                     99                      204
   Waiver of Investment Advisory Fees                           --                     --                       --
   Custodian/Wire Agent Fees                                    17                     20                       46
   Professional Fees                                             8                      7                       20
   Pricing Fees                                                  3                      4                        7
   Registration Fees                                            20                     25                       40
   Trustee Fees                                                  4                      8                        9
   Shareholder Servicing Fees (1)                              593                  1,213                    1,354
   Shareholder Servicing Fee Waivers                          (541)                   (65)                  (1,202)
   Printing Fees                                                 5                     10                       20
   Insurance Fees                                                2                      1                        4
   Other Expenses                                                9                     11                       22
                                                           -------                -------                  -------
   Total Expenses                                            1,066                  1,864                    1,882
                                                           -------                -------                  -------
NET INVESTMENT INCOME                                        7,809                  7,114                   17,819
                                                           -------                -------                  -------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain on Investments                             --                     --                        7
   Net Change in Unrealized Appreciation
     of Investments                                             --                     --                       --
                                                           -------                -------                  -------
   Net Realized and Unrealized Gain
     on Investments                                             --                     --                        7
                                                           -------                -------                  -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $ 7,809                $ 7,114                  $17,826
                                                           =======                =======                  =======

   (1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

       AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
50


STATEMENT OF OPERATIONS (000) (concluded)
====================================================================================================================
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)


                                                        ------------            -------------           ------------
                                                                                INTERMEDIATE-
                                                        PENNSYLVANIA                TERM                PENNSYLVANIA
                                                          TAX FREE                MUNICIPAL               MUNICIPAL
                                                          PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                        ------------            -------------           ------------
INVESTMENT INCOME:
   Interest Income                                          $  680                $ 7,408                   $2,644
                                                            ------                -------                   ------
EXPENSES:
   Management Fees                                              65                    367                      172
   Waiver of Management Fees                                   (20)                   (87)                     (82)
   Investment Advisory Fees                                      7                    504                       98
   Waiver of Investment Advisory Fees                           --                     --                       --
   Custodian/Wire Agent Fees                                     2                     16                        7
   Professional Fees                                             3                     10                        6
   Pricing Fees                                                 --                     31                       13
   Registration Fees                                             2                     39                       11
   Trustee Fees                                                 --                      2                        1
   Shareholder Servicing Fees (1)                               45                    382                      123
   Shareholder Servicing Fee Waivers                           (45)                  (382)                    (123)
   Printing Fees                                                 2                      8                        2
   Insurance Fees                                               --                      1                        1
   Other Expenses                                                1                      4                       --
                                                            ------                -------                   ------
   Total Expenses                                               62                    895                      229
                                                            ------                -------                   ------
NET INVESTMENT INCOME                                          618                  6,513                    2,415
                                                            ------                -------                   ------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain (Loss) on Investments                      (1)                   224                       71
   Net Change in Unrealized Appreciation
     of Investments                                             --                  5,511                    1,558
                                                            ------                -------                   ------
   Net Realized and Unrealized Gain (Loss)
     on Investments                                             (1)                 5,735                    1,629
                                                            ------                -------                   ------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                               $  617                $12,248                   $4,044
                                                            ======                =======                   ======

   (1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

       AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



STATEMENT OF CHANGES IN NET ASSETS (000)
====================================================================================================================================
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 1997

                                                   ------------------------     ---------------------    -------------------------
                                                                                                              INSTITUTIONAL
                                                              TAX                     CALIFORNIA                   TAX
                                                             FREE                     TAX EXEMPT                   FREE
                                                           PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                                   ------------------------     ---------------------    -------------------------
                                                      1998          1997          1998         1997         1998           1997
                                                   ----------    ----------     --------     --------    ----------     ----------
INVESTMENT ACTIVITIES:
   Net Investment Income                           $    7,809    $   12,882     $  7,114     $ 12,288    $   17,819     $   33,351
   Net Realized Gain (Loss) on Investments                 --            (3)          --           --             7             (4)
   Net Change in Unrealized Appreciation
     of Investments                                        --            --           --           --            --             --
                                                   ----------    ----------     --------     --------    ----------     ----------
   Net Increase in Net Assets Resulting
     from Operations                                    7,809        12,879        7,114       12,288        17,826         33,347
                                                   ----------    ----------     --------     --------    ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                           (7,800)      (12,895)        (858)      (1,562)      (16,608)       (32,434)
     Class B                                               --            --           --           --        (1,009)          (575)
     Class C                                               --            --           --           --          (317)          (227)
     Class D                                               --            --           --           --            --             --
     Class CNI (1)                                         --            --       (6,264)     (10,684)           --             --
   Net Capital Gains
     Class A                                               --            --           --           --            --            (42)
     Class B                                               --            --           --           --            --             (1)
                                                   ----------    ----------     --------     --------    ----------     ----------
     Total Distributions                               (7,800)      (12,895)       7,122      (12,246)      (17,934)       (33,279)
                                                   ----------    ----------     --------     --------    ----------     ----------
TRANSACTIONS (2):
   Class A:
     Proceeds from Shares Issued                    1,270,489     1,929,474      215,327      378,414     2,636,775      5,109,226
     Reinvestment of Cash Distributions                 1,114         1,321           41           63           386            547
     Cost of Shares Redeemed                       (1,156,110)   (1,839,669)    (224,769)    (371,901)   (2,597,957)    (4,945,279)
                                                   ----------    ----------     --------     --------    ----------     ----------
     Total Class A Share Transactions                 115,493        91,126       (9,401)       6,576        39,204        164,494
                                                   ----------    ----------     --------     --------    ----------     ----------
   Class B:
     Proceeds from Shares Issued                           --            --           --           --       204,760         74,602
     Reinvestment of Cash Distributions                    --            --           --           --           162             73
     Cost of Shares Redeemed                               --            --           --           --      (143,447)       (54,051)
                                                   ----------    ----------     --------     --------    ----------     ----------
     Total Class B Share Transactions                      --            --           --           --        61,475         20,624
                                                   ----------    ----------     --------     --------    ----------     ----------
   Class C:
     Proceeds from Shares Issued                           --            --           --           --        90,788         66,525
     Reinvestment of Cash Distributions                    --            --           --           --            --             --
     Cost of Shares Redeemed                               --            --           --           --       (78,485)       (76,352)
                                                   ----------    ----------     --------     --------    ----------     ----------
     Total Class C Share Transactions                      --            --           --           --        12,303         (9,827)
                                                   ----------    ----------     --------     --------    ----------     ----------
   Class D (3):
     Proceeds from Shares Issued                           --             1           --           --            --             --
     Reinvestment of Cash Distributions                    --            --           --           --            --             --
     Cost of Shares Redeemed                               --            (6)          --           --            --             --
                                                   ----------    ----------     --------     --------    ----------     ----------
     Total Class D Share Transactions                      --            (5)          --           --            --             --
                                                   ----------    ----------     --------     --------    ----------     ----------
   Class CNI (1):
     Proceeds from Shares Issued                           --            --      502,922      817,088            --             --
     Reinvestment of Cash Distributions                    --            --        4,383        9,680            --             --
     Cost of Shares Redeemed                               --            --     (452,217)    (765,343)           --             --
                                                   ----------    ----------     --------     --------    ----------     ----------
     Total Class G Share Transactions                      --            --       55,088       61,425            --             --
                                                   ----------    ----------     --------     --------    ----------     ----------
   Increase in Net Assets from
     Share Transactions                               115,493        91,121       45,687       68,001       112,982        175,291
                                                   ----------    ----------     --------     --------    ----------     ----------
   Total Increase in Net Assets                       115,502        91,105       45,679       68,043       112,874        175,359
                                                   ----------    ----------     --------     --------    ----------     ----------
NET ASSETS:
   Beginning of period                                431,017       339,912      463,456      395,413     1,044,111        868,752
                                                   ----------    ----------     --------     --------    ----------     ----------
   End of period                                   $  546,519    $  431,017     $509,135     $463,456    $1,156,985     $1,044,111
                                                   ==========    ==========     ========     ========    ==========     ==========

   1. FORMERLY CLASS G SHARES.
   2. FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
   3. ON JUNE 30, 1996, INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
52


STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
===========================================================================================================================
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 1997


                                                 --------------------     -------------------       --------------------
                                                     PENNSYLVANIA            INTERMEDIATE-
                                                          TAX                    TERM                   PENNSYLVANIA
                                                         FREE                  MUNICIPAL                  MUNICIPAL
                                                       PORTFOLIO               PORTFOLIO                  PORTFOLIO
                                                 --------------------     -------------------       --------------------
                                                   1998        1997         1998       1997           1998        1997
                                                 --------    --------     --------   --------       -------     --------
INVESTMENT ACTIVITIES:
   Net Investment Income                         $    618    $  1,263     $  6,513   $  8,537       $ 2,415     $  4,948
   Net Realized Gain (Loss) on Investments             (1)         --          224        267            71          378
   Net Change in Unrealized Appreciation
     of Investments                                    --          --        5,511      5,042         1,558        2,274
                                                 --------    --------     --------   --------       -------     --------
   Net Increase in Net Assets Resulting
     from Operations                                  617       1,263       12,248     13,846         4,044        7,600
                                                 --------    --------     --------   --------       -------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                         (611)     (1,267)      (6,526)    (8,535)       (2,405)      (4,941)
   Net Capital Gains
     Class A                                           --          --           --         --          (365)      (1,769)
     Class B                                           --          --           --         --            --           --
                                                 --------    --------     --------   --------       -------     --------
     Total Distributions                             (611)     (1,267)      (6,526)    (8,535)       (2,770)      (6,710)
                                                 --------    --------     --------   --------       -------     --------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                  141,195     244,606      119,997    163,672         8,355       21,575
     Reinvestment of Cash Distributions                20          42        3,533      4,353           220          569
     Cost of Shares Redeemed                     (151,291)   (238,052)     (27,648)   (48,661)       (9,225)     (22,183)
                                                 --------    --------     --------   --------       -------     --------
     Total Class A Share Transactions             (10,076)      6,596       95,882    119,364          (650)         (39)
                                                 --------    --------     --------   --------       -------     --------
   Increase (Decrease) in Net Assets from
     Share Transactions                           (10,076)      6,596       95,882    119,364          (650)         (39)
                                                 --------    --------     --------   --------       -------     --------
   Total Increase (Decrease) in Net Assets        (10,070)      6,592      101,604    124,675           624          851
                                                 --------    --------     --------   --------       -------     --------
NET ASSETS:
   Beginning of period                             49,563      42,971      259,238    134,563        98,079       97,228
                                                 --------    --------     --------   --------       -------     --------
   End of period                                 $ 39,493    $ 49,563     $360,842   $259,238       $98,703     $ 98,079
                                                 ========    ========     ========   ========       =======     ========


   1. FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI TAX EXEMPT TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                             NET REALIZED
                         INVESTMENT                                              AND
                 NET     ACTIVITIES              DISTRIBUTIONS                UNREALIZED
                ASSET    ----------    -----------------------------------  GAIN (LOSS)ON      NET                      NET
                VALUE,       NET          NET         NET                    INVESTMENTS   ASSET VALUE,             ASSETS, END
              BEGINNING  INVESTMENT    INVESTMENT  REALIZED     TOTAL        AND CAPITAL       END        TOTAL      OF PERIOD
              OF PERIOD    INCOME       INCOME       GAIN    DISTRIBUTIONS   TRANSACTIONS   OF PERIOD     RETURN       (000)
---------------------------------------------------------------------------------------------------------------------------------
------------------
TAX FREE PORTFOLIO
------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998          $1.00      $0.016       $(0.016)      --        $(0.016)         --          $1.00         1.64%+    $546,517
  FOR THE YEARS ENDED AUGUST 31,:
  1997           1.00       0.033        (0.033)      --         (0.033)         --           1.00         3.31       431,016
  1996           1.00       0.033        (0.033)      --         (0.033)         --           1.00         3.35       339,906
  1995           1.00       0.034        (0.034)      --         (0.034)         --           1.00         3.48       377,152
  1994           1.00       0.022        (0.022)      --         (0.022)         --           1.00         2.20       358,299
  1993           1.00       0.022        (0.023)      --         (0.023)         --           1.00         2.29       414,975
  1992           1.00       0.033        (0.033)      --         (0.033)         --           1.00         3.32       293,982
  1991           1.00       0.047        (0.047)      --         (0.047)         --           1.00         4.81       343,300
  1990 (1)       1.00       0.032        (0.032)      --         (0.032)         --           1.00         3.20+      356,814
  FOR THE YEARS ENDED JANUARY 31,:
  1990          $1.00      $0.059       $(0.059)      --        $(0.059)         --          $1.00         5.97%     $464,389
  1989           1.00       0.049        (0.049)      --         (0.049)         --           1.00         4.98       790,629
  1988           1.00       0.042        (0.042)      --         (0.042)         --           1.00         4.34       938,484
  1987           1.00       0.041        (0.041)      --         (0.041)         --           1.00         4.31     1,143,083
  1986           1.00       0.051        (0.051)      --         (0.051)         --           1.00         5.21       503,891
  1985           1.00       0.058        (0.058)      --         (0.058)         --           1.00         5.86       263,325
  CLASS D
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998          $1.00      $0.014       $(0.014)      --        $(0.014)         --          $1.00         1.45%+        $  1
  FOR THE YEARS ENDED AUGUST 31,:
  1997           1.00       0.028        (0.028)      --         (0.028)         --           1.00         2.86             1
  1996           1.00       0.030        (0.030)      --         (0.030)         --           1.00         2.99             6
  1995 (2)       1.00       0.026        (0.026)      --         (0.026)         --           1.00         2.68+          272
-------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998          $1.00      $0.016       $(0.016)      --        $(0.016)         --          $1.00         1.62%+    $ 41,912
  FOR THE YEARS ENDED AUGUST 31,:
  1997           1.00       0.033        (0.033)      --         (0.033)         --           1.00         3.30        51,314
  1996           1.00       0.034        (0.034)      --         (0.034)         --           1.00         3.41        44,729
  1995           1.00       0.033        (0.033)      --         (0.033)         --           1.00         3.49        30,921
  1994           1.00       0.023        (0.023)      --         (0.023)         --           1.00         2.32        32,015
  1993           1.00       0.024        (0.024)      --         (0.024)         --           1.00         2.41       540,285
  1992           1.00       0.034        (0.034)      --         (0.034)         --           1.00         3.44       445,936
  1991           1.00       0.047        (0.047)      --         (0.047)         --           1.00         4.92       376,653
  1990 (3)       1.00       0.016        (0.016)      --         (0.016)         --           1.00         1.81+      275,095
  CLASS CNI***
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998          $1.00      $0.014       $(0.014)      --        $(0.014)         --          $1.00         1.37%+    $467,223
  FOR THE YEARS ENDED AUGUST 31,:
  1997           1.00       0.028        (0.028)      --         (0.028)         --           1.00         2.79       412,142
  1996           1.00       0.028        (0.028)      --         (0.028)         --           1.00         2.90       350,684
  1995           1.00       0.029        (0.029)      --         (0.029)         --           1.00         2.97       328,035
  1994 (4)       1.00       0.006        (0.006)      --         (0.006)         --           1.00         2.14*      318,122




                                                             RATIO OF
                                                               NET
                                RATIO                       INVESTMENT
                             OF EXPENSES     RATIO OF       INCOME TO
                             TO AVERAGE         NET          AVERAGE
                 RATIO OF     NET ASSETS    INVESTMENT      NET ASSETS
                 EXPENSES     EXCLUDING     INCOME TO        EXCLUDING     PORTFOLIO
                TO AVERAGE       FEE          AVERAGE          FEE         TURNOVER
                NET ASSETS     WAIVERS      NET ASSETS       WAIVERS         RATE
------------------------------------------------------------------------------------
------------------
TAX FREE PORTFOLIO
------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998             0.45%        0.68%          3.29%           3.06%           --
  FOR THE YEARS ENDED AUGUST 31,:
  1997             0.45         0.69           3.26            3.02            --
  1996             0.45         0.50           3.30            3.25            --
  1995             0.45         0.51           3.43            3.37            --
  1994             0.45         0.53           2.17            2.09            --
  1993             0.45         0.53           2.24            2.16            --
  1992             0.45         0.55           3.30            3.20            --
  1991             0.37         0.55           4.70            4.52            --
  1990 (1)         0.45*        0.56*          5.46*           5.35*           --
  FOR THE YEARS ENDED JANUARY 31,:
  1990             0.54%        0.59%          5.90%           5.85%           --
  1989             0.46         0.58           4.90            4.78            --
  1988             0.53         0.54           4.20            4.19            --
  1987             0.56         0.56           4.10            4.10            --
  1986             0.57         0.57           5.10            5.10            --
  1985             0.58         0.60           5.80            5.78            --
  CLASS D
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998             0.74%        0.74%          3.09%           3.09%           --
  FOR THE YEARS ENDED AUGUST 31,:
  1997             0.74         0.74           3.04            3.04            --
  1996             0.80         0.88           3.18            3.10            --
  1995 (2)         0.80*        0.86*          3.13*           3.07*           --
-------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998             0.28%        0.55%          3.25%           2.98%           --
  FOR THE YEARS ENDED AUGUST 31,:
  1997             0.28         0.57           3.26            2.97            --
  1996             0.28         0.36           3.33            3.25            --
  1995             0.28         0.42           3.43            3.29            --
  1994             0.27         0.38           2.28            2.17            --
  1993             0.28         0.37           2.37            2.28            --
  1992             0.28         0.38           3.34            3.24            --
  1991             0.28         0.40           4.74            4.62            --
  1990 (3)         0.28         0.51           5.27            5.04            --
  CLASS CNI***
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998             0.78%        1.05%          2.73%           2.46%           --
  FOR THE YEARS ENDED AUGUST 31,:
  1997             0.78         1.06           2.75            2.47            --
  1996             0.78         0.86           2.84            2.76            --
  1995             0.78         0.93           2.93            2.78            --
  1994 (4)         0.67*        0.87*          2.06*           1.86*           --



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
54

================================================================================
SEI TAX EXEMPT TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD OR YEAR




                                                                             NET REALIZED
                         INVESTMENT                                              AND
                 NET     ACTIVITIES              DISTRIBUTIONS                UNREALIZED
                ASSET    ----------    -----------------------------------  GAIN (LOSS)ON      NET                      NET
                VALUE,       NET          NET         NET                    INVESTMENTS   ASSET VALUE,             ASSETS, END
              BEGINNING  INVESTMENT    INVESTMENT  REALIZED     TOTAL        AND CAPITAL       END        TOTAL      OF PERIOD
              OF PERIOD    INCOME       INCOME       GAIN    DISTRIBUTIONS   TRANSACTIONS   OF PERIOD     RETURN       (000)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
--------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998          $1.00      $0.017       $(0.017)      --        $(0.017)         --          $1.00         1.73%+  $1,039,050
  FOR THE YEARS ENDED AUGUST 31,:
  1997           1.00       0.034        (0.034)      --         (0.034)         --           1.00         3.44       999,946
  1996           1.00       0.035        (0.035)      --         (0.035)         --           1.00         3.52       835,388
  1995           1.00       0.036        (0.036)      --         (0.036)         --           1.00         3.70       788,877
  1994           1.00       0.025        (0.025)      --         (0.025)         --           1.00         2.51       835,516
  1993           1.00       0.026        (0.026)      --         (0.026)         --           1.00         2.59       763,040
  1992           1.00       0.036        (0.036)      --         (0.036)         --           1.00         3.66       623,689
  1991           1.00       0.049        (0.049)      --         (0.049)         --           1.00         5.20       448,390
  1990 (1)       1.00       0.033        (0.033)      --         (0.033)         --           1.00         3.32+      226,658
  FOR THE YEARS ENDED JANUARY 31,:
  1990          $1.00      $0.059       $(0.059)      --        $(0.059)         --          $1.00         6.11%   $  177,342
  1989           1.00       0.048        (0.048)      --         (0.048)         --           1.00         5.05        99,774
  1988           1.00       0.042        (0.042)      --         (0.042)         --           1.00         4.28       223,653
  1987           1.00       0.041        (0.041)      --         (0.041)         --           1.00         4.23       255,147
  1986           1.00       0.050        (0.050)      --         (0.050)         --           1.00         5.11       198,761
  1985           1.00       0.056        (0.056)      --         (0.056)         --           1.00         5.71       162,676
  CLASS B
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998          $1.00      $0.016       $(0.016)      --        $(0.016)         --          $1.00         1.58%+  $   96,252
  FOR THE YEARS ENDED AUGUST 31,:
  1997           1.00       0.031        (0.031)      --         (0.031)         --           1.00         3.13        34,783
  1996           1.00       0.032        (0.032)      --         (0.032)         --           1.00         3.21        14,156
  1995           1.00       0.033        (0.033)      --         (0.033)         --           1.00         3.39        15,084
  1994           1.00       0.022        (0.022)      --         (0.022)         --           1.00         2.21        21,725
  1993           1.00       0.023        (0.023)      --         (0.023)         --           1.00         2.29         3,040
  1992           1.00       0.033        (0.033)      --         (0.033)         --           1.00         3.35           686
  1991 (5)       1.00       0.038        (0.038)      --         (0.038)         --           1.00         3.89+        1,515
  CLASS C
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998          $1.00      $0.015       $(0.015)      --        $(0.015)         --          $1.00         1.48%+  $   21,683
  FOR THE YEARS ENDED AUGUST 31,:
  1997           1.00       0.029        (0.029)      --         (0.029)         --           1.00         2.93         9,382
  1996 (6)       1.00       0.029        (0.029)      --         (0.029)         --           1.00         2.92+       19,208
-------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO
-------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998          $1.00      $0.017       $(0.017)      --        $(0.017)         --          $1.00         1.70%+  $   39,493
  FOR THE YEARS ENDED AUGUST 31,:
  1997           1.00       0.033        (0.033)      --         (0.033)         --           1.00         3.39        49,563
  1996           1.00       0.034        (0.034)      --         (0.034)         --           1.00         3.40        42,971
  1995           1.00       0.035        (0.035)      --         (0.035)         --           1.00         3.60        26,058
  1994 (7)       1.00       0.014        (0.014)      --         (0.014)         --           1.00         2.37*       18,712
-------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
-------------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998         $10.77       $0.23        $(0.23)      --         $(0.23)      $0.22         $10.99         4.12%+  $  360,842
  FOR THE YEARS ENDED AUGUST 31,:
  1997          10.45        0.48         (0.48)      --          (0.48)       0.32          10.77         7.93       259,238
  1996          10.59        0.49         (0.53)      --          (0.53)      (0.10)         10.45         3.76       134,563
  1995          10.36        0.52         (0.52)      --          (0.52)       0.23          10.59         7.53        95,675
  1994          10.84        0.49         (0.49)  $(0.06)         (0.55)      (0.42)         10.36         0.65       127,509
  1993          10.49        0.49         (0.50)   (0.02)         (0.52)       0.38          10.84         8.62       122,649
  1992          10.20        0.56         (0.54)   (0.01)         (0.55)       0.28          10.49         8.56        63,210
  1991           9.98        0.61         (0.63)      --          (0.63)       0.24          10.20         8.82        36,699
  1990 (1)      10.01        0.38         (0.37)      --          (0.37)      (0.04)          9.98         3.44+       12,781
  FOR THE YEAR ENDED JANUARY 31,:
  1990 (8)     $10.00       $0.21        $(0.16) $(0.002)        $(0.16)     $(0.04)        $10.01         1.72%+  $    9,106



                                                           RATIO OF
                                                             NET
                              RATIO                       INVESTMENT
                           OF EXPENSES     RATIO OF       INCOME TO
                           TO AVERAGE         NET          AVERAGE
               RATIO OF     NET ASSETS    INVESTMENT      NET ASSETS
               EXPENSES     EXCLUDING     INCOME TO        EXCLUDING     PORTFOLIO
              TO AVERAGE       FEE          AVERAGE          FEE         TURNOVER
              NET ASSETS     WAIVERS      NET ASSETS       WAIVERS         RATE
----------------------------------------------------------------------------------
--------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
--------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998           0.33%        0.68%          3.43%           3.08%           --
  FOR THE YEARS ENDED AUGUST 31,:
  1997           0.33         0.69           3.39            3.03            --
  1996           0.33         0.49           3.46            3.30            --
  1995           0.33         0.52           3.64            3.45            --
  1994           0.33         0.50           2.48            2.31            --
  1993           0.33         0.49           2.55            2.39            --
  1992           0.33         0.51           3.54            3.36            --
  1991           0.33         0.53           4.91            4.71            --
  1990 (1)       0.33*        0.56*          5.64*           5.41*           --
  FOR THE YEARS ENDED JANUARY 31,:
  1990           0.52%        0.60%          5.90%           5.82%           --
  1989           0.55         0.57           4.80            4.78            --
  1988           0.55         0.56           4.20            4.19            --
  1987           0.55         0.56           4.10            4.09            --
  1986           0.57         0.57           5.00            5.00            --
  1985           0.57         0.59           5.60            5.58            --
  CLASS B
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998           0.63%        0.73%          3.08%           2.98%           --
  FOR THE YEARS ENDED AUGUST 31,:
  1997           0.63         0.73           3.10            3.00            --
  1996           0.63         0.80           3.16            2.99            --
  1995           0.63         0.82           3.32            3.13            --
  1994           0.63         0.81           2.31            2.13            --
  1993           0.63         0.79           2.22            2.06            --
  1992           0.63         0.81           3.22            3.04            --
  1991 (5)       0.63*        0.84*          4.34*           4.13*           --
  CLASS C
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998           0.83%        0.93%          2.93%           2.83%           --
  FOR THE YEARS ENDED AUGUST 31,:
  1997           0.83         0.95%          2.85            2.73            --
  1996 (6)       0.83*        0.96*          2.89*           2.76*           --
-------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO
-------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998           0.35%        0.71%          3.44%           3.07%           --
  FOR THE YEARS ENDED AUGUST 31,:
  1997           0.35         0.71           3.33            2.97            --
  1996           0.35         0.49           3.33            3.19            --
  1995           0.35         0.51           3.54            3.38            --
  1994 (7)       0.35*        0.65*          2.37*           2.07*           --
-------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
-------------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998           0.60%        0.90%          4.25%           3.95%         4.16%
  FOR THE YEARS ENDED AUGUST 31,:
  1997           0.60         0.88           4.53            4.25         16.02
  1996           0.59         0.66           4.66            4.59         40.66
  1995           0.55         0.72           4.96            4.79         36.05
  1994           0.53         0.71           4.65            4.47         58.9
  1993           0.55         0.69           4.79            4.65         63.04
  1992           0.55         0.71           5.56            5.40         61.56
  1991           0.55         0.78           6.18            5.95        111.82
  1990 (1)       0.55*        0.90*          6.63*           6.28*        63.45
  FOR THE YEARS ENDED JANUARY 31,:
  1990 (8)       0.56%*       1.36%*         5.80%*          5.00%*      352.00%



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
================================================================================
SEI TAX EXEMPT TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD OR YEAR



                                                                             NET REALIZED
                         INVESTMENT                                              AND
                 NET     ACTIVITIES              DISTRIBUTIONS                UNREALIZED
                ASSET    ----------    -----------------------------------  GAIN (LOSS)ON      NET                      NET
                VALUE,       NET          NET         NET                    INVESTMENTS   ASSET VALUE,             ASSETS, END
              BEGINNING  INVESTMENT    INVESTMENT  REALIZED     TOTAL        AND CAPITAL       END        TOTAL      OF PERIOD
              OF PERIOD    INCOME       INCOME       GAIN    DISTRIBUTIONS   TRANSACTIONS   OF PERIOD     RETURN       (000)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO (CONTINUED)
-------------------------------------------------
  CLASS D
  FOR THE YEARS ENDED AUGUST 31,:
  1996 (11)    $10.59       $0.38        $(0.41)        --      $(0.41)         $(0.10)      $10.46        3.22%*          --
  1995          10.36        0.48         (0.48)        --       (0.48)           0.23        10.59        7.11        $  548
  1994 (9)**    10.90        0.45         (0.42)    $(0.06)      (0.48)          (0.51)       10.36       (0.93)*       1,105
--------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
--------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998         $10.58       $0.26        $(0.26)    $(0.04)     $(0.30)         $ 0.17       $10.71        4.19%+    $ 98,703
  FOR THE YEARS ENDED AUGUST 31,:
  1997          10.48        0.53         (0.53)     (0.19)      (0.72)           0.29        10.58        8.08        98,079
  1996          10.66        0.55         (0.59)        --       (0.59)          (0.14)       10.48        3.96        97,228
  1995          10.52        0.55         (0.55)        --       (0.55)           0.14        10.66        6.81       104,094
  1994          10.94        0.53         (0.53)        --       (0.53)          (0.42)       10.52        1.14       125,081
  1993          10.59        0.55         (0.55)     (0.01)      (0.56)           0.36        10.94        8.91       153,808
  1992          10.29        0.57         (0.57)     (0.01)      (0.58)           0.31        10.59        8.89       114,461
  1991           9.95        0.60         (0.60)    (0.003)      (0.60)           0.34        10.29        9.80        83,054
  1990 (1)       9.98        0.34         (0.34)        --       (0.34)          (0.03)        9.95        3.12+       64,531
  FOR THE YEARS ENDED JANUARY 31,:
  1990 (10)    $10.00       $0.28        $(0.23)   $(0.001)     $(0.23)         $(0.07)      $ 9.98        2.11%+    $ 53,042



                                                           RATIO OF
                                                             NET
                              RATIO                       INVESTMENT
                           OF EXPENSES     RATIO OF       INCOME TO
                           TO AVERAGE         NET          AVERAGE
               RATIO OF     NET ASSETS    INVESTMENT      NET ASSETS
               EXPENSES     EXCLUDING     INCOME TO        EXCLUDING     PORTFOLIO
              TO AVERAGE       FEE          AVERAGE          FEE         TURNOVER
              NET ASSETS     WAIVERS      NET ASSETS       WAIVERS         RATE
----------------------------------------------------------------------------------
-------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO (CONTINUED)
-------------------------------------------------
  CLASS D
  FOR THE YEARS ENDED AUGUST 31,:
  1996 (11)      0.98%*       1.08%*         4.26%*          4.16%*       40.66%
  1995           0.95         1.12           4.57            4.40         36.05
  1994 (9)**     0.93*        1.07*          4.34*           4.20*        58.39
--------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
--------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1998           0.48%        0.90%          4.92%           4.50%        7.15%
  FOR THE YEARS ENDED AUGUST 31,:
  1997           0.48         0.86           5.08            4.70         34.48
  1996           0.48         0.65           5.15            4.98         65.75
  1995           0.48         0.72           5.21            4.97         22.62
  1994           0.47         0.71           4.90            4.66         25.13
  1993           0.48         0.70           5.15            4.93         15.26
  1992           0.48         0.72           5.52            5.28         10.54
  1991           0.50         0.73           5.98            5.75         19.17
  1990 (1)       0.60*        0.80*          5.88*           5.68*        20.35
  FOR THE YEARS ENDED JANUARY 31,:
  1990 (10)      0.60%*       0.86%*         6.05%*          5.79%*       10.00%


  * ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.
*** FORMERLY CLASS G SHARES.
 +  RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 1. IN AUGUST 1990, THE TRUSTEES CHANGED THE FISCAL YEAR END OF THE TRUST FROM JANUARY 31 TO AUGUST 31.
 2. THE TAX FREE PORTFOLIO--CLASS D COMMENCED OPERATIONS ON NOVEMBER 1, 1994.
 3. THE CALIFORNIA TAX EXEMPT PORTFOLIO--CLASS A COMMENCED OPERATIONS ON MAY 14, 1990.
 4. THE CALIFORNIA TAX EXEMPT PORTFOLIO--CLASS G COMMENCED OPERATIONS ON MAY 11, 1994.
 5. THE INSTITUTIONAL TAX FREE PORTFOLIO--CLASS B COMMENCED OPERATIONS ON OCTOBER 15, 1990.
 6. THE INSTITUTIONAL TAX FREE PORTFOLIO--CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1995.
 7. THE PENNSYLVANIA TAX FREE PORTFOLIO--CLASS A COMMENCED OPERATIONS ON JANUARY 21, 1994.
 8. THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CLASS A COMMENCED OPERATIONS ON SEPTEMBER 5, 1989.
 9. THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CLASS D COMMENCED OPERATIONS ON SEPTEMBER 28, 1993.
10. THE PENNSYLVANIA MUNICIPAL PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 14, 1989.
11. THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED ON JUNE 30, 1996.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
56

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)


1.    ORGANIZATION
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eight portfolios: the Tax Free Portfolio, the California Tax Exempt Portfolio, the Institutional Tax Free Portfolio, the Pennsylvania Tax Free Portfolio (collectively "the Money Market Portfolios"), the Intermediate-Term Municipal Portfolio, the Pennsylvania Municipal Portfolio, the California Intermediate-Term Municipal Portfolio and the New York Intermediate-Term Municipal Portfolio (collectively "the Fixed Income Portfolios"). The California Intermediate-Term Municipal Portfolio and the New York Intermediate-Term Municipal Portfolio had not commenced operations as of February 28, 1998. The Trust is registered to offer five classes of shares: Class A, Class B, Class C, Class D and Class CNI. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Portfolios.
     SECURITY VALUATION -- Investment securities of each Money Market Portfolio are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.
     The market value for each security for each Fixed Income Portfolio is obtained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized andunrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Pennsylvania Tax Free, the Intermediate-Term Municipal, and the Pennsylvania Municipal Portfolios. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Portfolios at least annually.

================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)

3.    TRANSACTIONS WITH AFFILIATES
The Trust and SEI Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Portfolios for an annual fee of
 .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Portfolios, .23% of the average daily net asset value of the California Tax Exempt Portfolio, .24% of the average daily net asset value of the Intermediate-Term Municipal Portfolio, .35% of the average daily net asset value of the Pennsylvania Municipal Portfolio. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Portfolio will not exceed certain annual expense limitations.
     For the period September 1, 1995 to April 30, 1996, SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Corporation and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse certain distribution-related expenses incurred by the Distributor.
     Effective May 1, 1996, SEI Investments Distribution Co. continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C and Class CNI shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. For Class CNI, no such fees were levied since the inception of the plan. Such fees may be levied in the future when the Portfolios are operating below their voluntary expense caps. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, receptively, of the average daily nets assets attributable to that class. The Trust has adopted a distribution plan for its Class D and Class CNI shares pursuant to which a 12b-1 fee of up to .25% and
 .50%, respectively, of the average daily net assets attributable to that particular class of Class D and CNI Class shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under each of the plans adopted by the Trust, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY
Weiss, Peck, & Greer L.L.C. ("WPG") act as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. Prior to January 1, 1996, WPG also served as the Investment Adviser on behalf of the Intermediate-Term Municipal Portfolio. For the period January 1, 1996 to April 15, 1996, Standish Ayer & Wood ("SAW") acted as the Investment Adviser on behalf of the Intermediate-Term Municipal Bond Portfolio. Commencing April 16, 1996, SEI Financial Management Corporation ("SFM") was appointed as the Investment Adviser of the Intermediate-Term Municipal Portfolio. For its services, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolios average daily net assets. Sub-Advisory services are provided to SFM for Intermediate-Term Municipal Portfolio by SAW pursuant to a sub-advisory agreement dated April 16, 1996. Under the terms of such agreement, SAW is entitled to receive a fee from SFM. For its services, SAW receives a monthly fee equal to an annual rate of .18% of the daily net assets up to $125 million and .15% of such assets in excess of $125 million. SFM is responsible for the supervision of, and payment of fees to, SAW in connection with their services.
     Morgan Grenfell Capital Management Incorporated ("MGCM") acts as the Investment Adviser of the Pennsylvania Municipal Portfolio. For its services, MGCM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Portfolio.

5.    INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the year ended February 28, 1998, were as follows:

                          INTERMEDIATE-
                              TERM         PENNSYLVANIA
                            MUNICIPAL        MUNICIPAL
                            PORTFOLIO       PORTFOLIO
                              (000)           (000)
                           ----------       ----------
Purchases ..............    $113,160         $6,767
Sales ..................      12,264          6,969

     Subsequent to October 31, 1996, the Portfolios recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at August 31, 1997. The Portfolios also had capital loss carryforwards at August 31, 1997, as follows:

                CAPITAL
                 LOSS
               CARRYOVER
              AUGUST 31,   EXPIRES   EXPIRES   EXPIRES    EXPIRES
PORTFOLIO        1997        2002      2003      2004      2005
--------      ----------   -------   -------   -------    -------
Tax Free
   Portfolio  $ 20,390     $17,408    $   93   $   --     $2,889
California
   Tax Exempt
   Portfolio     5,381         231        --    5,150         --
Intermediate-
   Term
   Municipal
   Portfolio   897,108          --   661,051  236,057         --
Pennsylvania
   Tax Free
   Portfolio    14,343          --       341      374     13,628

     For tax purposes, the losses in the Portfolios can be carried forward for a maximum of eight years to offset any net realized capital gains.
     The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at February 28, 1998, for each Portfolio are as follows:

                                INTERMEDIATE-
                                    TERM       PENNSYLVANIA
                                  MUNICIPAL      MUNICIPAL
                                  PORTFOLIO      PORTFOLIO
                                    (000)          (000)
                                 ----------     ----------
Aggregate gross unrealized
   appreciation                    $10,703        $4,093
Aggregate gross unrealized
   depreciation                       (319)          (20)
                                   -------        ------
Net unrealized appreciation        $10,384        $4,073
                                   =======        ======


6.    LINE OF CREDIT
The Portfolios have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 110% of such borrowings which may not exceed 10% of the Portfolios' total assets.

7.    CONCENTRATION OF CREDIT RISK
The Portfolios invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.
     The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.
     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).

NOTES TO FINANCIAL STATEMENTS (concluded)
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1998 (UNAUDITED)

8.    SHARE TRANSACTIONS (000):

                                                   ----------------------      -------------------    -------------------------
                                                                                                            INSTITUTIONAL
                                                             TAX                   CALIFORNIA                    TAX
                                                            FREE                   TAX EXEMPT                   FREE
                                                          PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                   ----------------------      -------------------    -------------------------
                                                      1998         1997          1998       1997         1998           1997
                                                   ----------   ----------     --------   --------    ----------     ----------

SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                    1,270,489    1,929,474      215,387    378,414     2,636,775      5,109,226
   Shares Issued in Lieu of Cash Distributions          1,114        1,321           41         63           386            547
   Shares Redeemed                                 (1,156,110)  (1,839,669)    (224,769)  (371,901)   (2,597,957     (4,945,279)
                                                   ----------   ----------     --------   --------    ----------     ----------
   Total Class A Transactions                         115,493       91,126       (9,401)     6,576        39,204        164,494
                                                   ----------   ----------     --------   --------    ----------     ----------
   Class B:
   Shares Issued                                           --           --           --         --       204,760         74,602
   Shares Issued in Lieu of Cash Distributions             --           --           --         --           162             73
   Shares Redeemed                                         --           --           --         --      (143,447)       (54,051)
                                                   ----------   ----------     --------   --------    ----------     ----------
   Total Class B Transactions                              --           --           --         --        61,475         20,624
                                                   ----------   ----------     --------   --------    ----------     ----------
   Shares Issued                                           --           --           --         --        90,788         66,525
   Shares Issued in Lieu of Cash Distributions             --           --           --         --            --             --
   Shares Redeemed                                         --           --           --         --       (78,485)       (76,352)
                                                   ----------   ----------     --------   --------    ----------     ----------
   Total Class C Transactions                              --           --           --         --        12,303         (9,827)
                                                   ----------   ----------     --------   --------    ----------     ----------
   Class D:
   Shares Issued                                           --            1           --         --            --             --
   Shares Issued in Lieu of Cash Distributions             --           --           --         --            --             --
   Shares Redeemed                                         --           (6)          --         --            --             --
                                                   ----------   ----------     --------   --------    ----------     ----------
   Total Class D Transactions                              --           (5)          --         --            --             --
                                                   ----------   ----------     --------   --------    ----------     ----------
   Class CNI (1):
   Shares Issued                                           --           --      502,922    817,088            --             --
   Shares Issued in Lieu of Cash Distributions             --           --        4,383      9,680            --             --
   Shares Redeemed                                         --           --     (452,217)  (765,343)           --             --
                                                   ----------   ----------     --------   --------    ----------     ----------
   Total CNI Class Transactions                            --           --       55,088     61,425            --             --
                                                   ----------   ----------     --------   --------    ----------     ----------
   Increase (Decrease) in Capital Shares              115,493       91,121       45,687     68,001       112,982        175,291
                                                   ==========   ==========     ========   ========    ==========     ==========




                                                   -------------------     -------------------       -------------------
                                                      PENNSYLVANIA            INTERMEDIATE-
                                                           TAX                    TERM                  PENNSYLVANIA
                                                          FREE                  MUNICIPAL                 MUNICIPAL
                                                        PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                                   -------------------     -------------------       -------------------
                                                     1998       1997         1998       1997           1998       1997
                                                   --------   --------     --------   --------       --------   --------

SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                    141,195    244,606      10,973      15,354          784      2,057
   Shares Issued in Lieu of Cash Distributions           20         42         323         408           21         54
   Shares Redeemed                                  151,291   (238,052)     (2,528)     (4,565)        (865)    (2,112)
                                                   --------   --------      ------      ------         ----     ------
   Total Class A Transactions                       (10,076)     6,596       8,768      11,197          (60)        (1)
                                                   --------   --------      ------      ------         ----     ------
   Class B:
   Shares Issued                                         --         --          --          --           --         --
   Shares Issued in Lieu of Cash Distributions           --         --          --          --           --         --
   Shares Redeemed                                       --         --          --          --           --         --
                                                   --------   --------      ------      ------         ----     ------
   Total Class B Transactions                            --         --          --          --           --         --
                                                   --------   --------      ------      ------         ----     ------
   Shares Issued                                         --         --          --          --           --         --
   Shares Issued in Lieu of Cash Distributions           --         --          --          --           --         --
   Shares Redeemed                                       --         --          --          --           --         --
                                                   --------   --------      ------      ------         ----     ------
   Total Class C Transactions                                       --          --          --           --         --
                                                   --------   --------      ------      ------         ----     ------
   Class D:
   Shares Issued                                         --         --          --          --           --         --
   Shares Issued in Lieu of Cash Distributions           --         --          --          --           --         --
   Shares Redeemed                                       --         --          --          --           --         --
                                                   --------   --------      ------      ------         ----     ------
   Total Class D Transactions                            --         --          --          --           --         --
                                                   --------   --------      ------      ------         ----     ------
   Class CNI (1):
   Shares Issued                                         --         --          --          --           --         --
   Shares Issued in Lieu of Cash Distributions           --         --          --          --           --         --
   Shares Redeemed                                       --         --          --          --           --         --
                                                   --------   --------      ------      ------         ----     ------
   Total CNI Class Transactions                          --         --          --          --           --         --
                                                   --------   --------      ------      ------         ----     ------
   Increase (Decrease) in Capital Shares            (10,076)     6,596       8,768      11,197          (60)        (1)
                                                   ========   ========      ======      ======         ====     ======

   (1) FORMERLY CLASS G SHARES.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                     60 & 61

                                      NOTES

                                      NOTES

                                      NOTES

====================
SEI TAX EXEMPT TRUST
====================
SEMI-ANNUAL REPORT
====================
FEBRUARY 28, 1998

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Laughlin
PRESIDENT

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Joseph Lydon
VICE PRESIDENT, ASSISTANT SECRETARY

Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY

Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY

Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY

Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY

Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER

Richard W. Grant
SECRETARY

John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISERS
Morgan Grenfell Capital Management Incorporated
PENNSYLVANIA MUNICIPAL PORTFOLIO

SEI Financial Management Corporation:
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO

Weiss, Peck & Greer L.L.C.:
TAX FREE PORTFOLIO
CALIFORNIA TAX EXEMPT PORTFOLIO
INSTITUTIONAL TAX FREE PORTFOLIO
PENNSYLVANIA TAX FREE PORTFOLIO

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL
1-800-DIAL-SEI/1-800-342-5734

[SEI LOGO OMITTED]
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-090-05